UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Investor Money Market Fund, Goldman Sachs Investor Tax-Exempt California Money Market Fund, Goldman Sachs Investor Tax-Exempt Money Market Fund, and Goldman Sachs Investor Tax-Exempt New York Money Market Fund is filed herewith.

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Class D: FIDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$7,165,866,494
  # of Portfolio Holdings284
  Total Net Advisory Fees Paid$6,656,127

Goldman Sachs Financial Square Federal Instruments Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38150C333-SAR-0525     Class D

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Class: FIRXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$7,165,866,494
  # of Portfolio Holdings284
  Total Net Advisory Fees Paid$6,656,127

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U692-SAR-0525     Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Capital Class: FIKXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$7,165,866,494
  # of Portfolio Holdings284
  Total Net Advisory Fees Paid$6,656,127

Goldman Sachs Financial Square Federal Instruments Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U676-SAR-0525     Capital Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Service Class: FILXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$7,165,866,494
  # of Portfolio Holdings284
  Total Net Advisory Fees Paid$6,656,127

Goldman Sachs Financial Square Federal Instruments Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U627-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Class: FIHXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$7,165,866,494
  # of Portfolio Holdings284
  Total Net Advisory Fees Paid$6,656,127

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U650-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Administration Class: FIOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$7,165,866,494
  # of Portfolio Holdings284
  Total Net Advisory Fees Paid$6,656,127

Goldman Sachs Financial Square Federal Instruments Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U684-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Class: FIWXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$7,165,866,494
  # of Portfolio Holdings284
  Total Net Advisory Fees Paid$6,656,127

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U668-SAR-0525     Cash Management Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Class A: FSOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U452-SAR-0525     Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Class C: FSGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U445-SAR-0525     Class C

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Class D: GSAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C366-SAR-0525     Class D

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Institutional Class: FGTXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W273-SAR-0525     Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Capital Class: GCGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38143H506-SAR-0525     Capital Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Service Class: FOSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W257-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Preferred Class: GPGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W240-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Select Class: GSGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38142Y716-SAR-0525     Select Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Administration Class: FOAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W265-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Cash Management Class: GVCXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C828-SAR-0525     Cash Management Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Premier Class: GGPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C836-SAR-0525     Premier Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Resource Class: GVRXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Resource Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C810-SAR-0525     Resource Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Class R6: FGGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U619-SAR-0525     Class R6

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class: VETXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C762-SAR-0525     Drexel Hamilton Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Loop Class: LDIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Loop Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C481-SAR-0525     Loop Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Government Fund

Seelaus Class: WMNXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$245,735,609,208
  # of Portfolio Holdings423
  Total Net Advisory Fees Paid$210,795,513

Goldman Sachs Financial Square Government Fund

Seelaus Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C499-SAR-0525     Seelaus Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Class D: FRDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C341-SAR-0525     Class D

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Class: FTIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B500-SAR-0525     Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Class: GCIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38143H407-SAR-0525     Capital Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Service Class: FYSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B708-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Class: GPIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B807-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Select Class: GSIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142Y724-SAR-0525     Select Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Class: FRAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B609-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Class: GICXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C729-SAR-0525     Cash Management Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Class: GIPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C737-SAR-0525     Premier Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class: LEIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C465-SAR-0525     Loop Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class: WOMXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$95,477,342,715
  # of Portfolio Holdings242
  Total Net Advisory Fees Paid$85,193,388

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C473-SAR-0525     Seelaus Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Class: FTOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W323-SAR-0525     Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Class: GCTXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38143H308-SAR-0525     Capital Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Service Class: FYAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W299-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Class: GPOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W281-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Select Class: GSOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38142Y732-SAR-0525     Select Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Class: FGAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W315-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Class: GTOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C786-SAR-0525     Cash Management Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Class: GTPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C794-SAR-0525     Premier Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Class: GTRXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$43,706,566,263
  # of Portfolio Holdings217
  Total Net Advisory Fees Paid$41,673,568

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C778-SAR-0525     Resource Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Class: FEDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B880-SAR-0525     Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Class: GCFXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38143H605-SAR-0525     Capital Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Service Class: FVSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B864-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Class: GPFXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B856-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Select Class: GSFXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Select Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142Y690-SAR-0525     Select Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Class: FVAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B872-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Class: GFCXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C752-SAR-0525     Cash Management Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Class: GFPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$16,468,862,685
  # of Portfolio Holdings173
  Total Net Advisory Fees Paid$13,985,208

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C760-SAR-0525     Premier Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Money Market Fund

Class A: FMEXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$11,364,957,558
  # of Portfolio Holdings420
  Total Net Advisory Fees Paid$8,749,538

Goldman Sachs Investor Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U593-SAR-0525     Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Money Market Fund

Class C: FMGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$11,364,957,558
  # of Portfolio Holdings420
  Total Net Advisory Fees Paid$8,749,538

Goldman Sachs Investor Money Market Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U585-SAR-0525     Class C

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Money Market Fund

Class D: FMDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$11,364,957,558
  # of Portfolio Holdings420
  Total Net Advisory Fees Paid$8,749,538

Goldman Sachs Investor Money Market Fund

Class D

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38150C358-SAR-0525     Class D

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Money Market Fund

Class I: FMJXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$11,364,957,558
  # of Portfolio Holdings420
  Total Net Advisory Fees Paid$8,749,538

Goldman Sachs Investor Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U577-SAR-0525     Class I

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Money Market Fund

Service Class: FHSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$11,364,957,558
  # of Portfolio Holdings420
  Total Net Advisory Fees Paid$8,749,538

Goldman Sachs Investor Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U296-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Money Market Fund

Administration Class: FMKXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$11,364,957,558
  # of Portfolio Holdings420
  Total Net Advisory Fees Paid$8,749,538

Goldman Sachs Investor Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U569-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Money Market Fund

Cash Management Class: FHMXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$11,364,957,558
  # of Portfolio Holdings420
  Total Net Advisory Fees Paid$8,749,538

Goldman Sachs Investor Money Market Fund

Cash Management Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U320-SAR-0525     Cash Management Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A: INCXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$6,734,952
  # of Portfolio Holdings56
  Total Net Advisory Fees Paid$4,387

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C325-SAR-0525     Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I: ICIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$6,734,952
  # of Portfolio Holdings56
  Total Net Advisory Fees Paid$4,387

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C317-SAR-0525     Class I

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Class: ICSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$6,734,952
  # of Portfolio Holdings56
  Total Net Advisory Fees Paid$4,387

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C283-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Class: ICPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$6,734,952
  # of Portfolio Holdings56
  Total Net Advisory Fees Paid$4,387

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C275-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Class: ICBXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$6,734,952
  # of Portfolio Holdings56
  Total Net Advisory Fees Paid$4,387

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C291-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A: FKIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$2,808,146,206
  # of Portfolio Holdings193
  Total Net Advisory Fees Paid$2,128,358

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U353-SAR-0525     Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C: FCYXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$2,808,146,206
  # of Portfolio Holdings193
  Total Net Advisory Fees Paid$2,128,358

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U346-SAR-0525     Class C

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I: FTXXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$2,808,146,206
  # of Portfolio Holdings193
  Total Net Advisory Fees Paid$2,128,358

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W182-SAR-0525     Class I

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Class: FESXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$2,808,146,206
  # of Portfolio Holdings193
  Total Net Advisory Fees Paid$2,128,358

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W166-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Class: GPTXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$2,808,146,206
  # of Portfolio Holdings193
  Total Net Advisory Fees Paid$2,128,358

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W158-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Class: FEAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$2,808,146,206
  # of Portfolio Holdings193
  Total Net Advisory Fees Paid$2,128,358

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W174-SAR-0525     Administration Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A: INBXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$27,079,422
  # of Portfolio Holdings100
  Total Net Advisory Fees Paid$15,142

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C267-SAR-0525     Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I: INYXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$27,079,422
  # of Portfolio Holdings100
  Total Net Advisory Fees Paid$15,142

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C259-SAR-0525     Class I

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Class: INSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$27,079,422
  # of Portfolio Holdings100
  Total Net Advisory Fees Paid$15,142

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C234-SAR-0525     Service Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Class: INPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$27,079,422
  # of Portfolio Holdings100
  Total Net Advisory Fees Paid$15,142

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C226-SAR-0525     Preferred Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Class: INDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of May 31, 2025)

  Total Net Assets$27,079,422
  # of Portfolio Holdings100
  Total Net Advisory Fees Paid$15,142

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C242-SAR-0525     Administration Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2025 Financial Square FundsSM Goldman Sachs Financial Square Federal Instruments Fund Goldman Sachs Financial Square Government Fund Goldman Sachs Financial Square Treasury Instruments Fund Goldman Sachs Financial Square Treasury Obligations Fund Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Funds

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – 35.1%

Federal Farm Credit Bank (Prime Rate - 3.035%)
$6,148,000	4.465	%(a)	01/13/27	$6,148,000
Federal Farm Credit Bank (SOFR + 0.050%)
25,000,000	4.380	(a)	05/14/26	25,000,000
Federal Farm Credit Bank (SOFR + 0.070%)
4,633,000	4.400	(a)	12/07/26	4,633,000
Federal Farm Credit Bank (SOFR + 0.075%)
3,706,000	4.405	(a)	11/16/26	3,706,000
Federal Farm Credit Bank (SOFR + 0.080%)
5,000,000	4.410	(a)	03/11/27	5,000,000
Federal Farm Credit Bank (SOFR + 0.085%)
2,197,000	4.415	(a)	08/07/26	2,197,000
12,841,000	4.415	(a)	02/26/27	12,841,000
Federal Farm Credit Bank (SOFR + 0.090%)
2,118,000	4.420	(a)	02/24/27	2,118,000
Federal Farm Credit Bank (SOFR + 0.095%)
8,603,000	4.425	(a)	02/12/27	8,603,000
Federal Farm Credit Bank (SOFR + 0.100%)
2,429,000	4.430	(a)	02/09/27	2,429,000
Federal Farm Credit Bank (SOFR + 0.105%)
4,168,000	4.435	(a)	02/01/27	4,168,000
12,500,000	4.435	(a)	03/05/27	12,500,000
7,974,000	4.435	(a)	05/14/27	7,974,000
Federal Farm Credit Bank (SOFR + 0.115%)
22,070,000	4.445	(a)	01/28/27	22,070,000
11,244,000	4.445	(a)	02/10/27	11,244,000
6,567,000	4.445	(a)	05/06/27	6,567,000
Federal Farm Credit Bank (SOFR + 0.125%)
5,015,000	4.455	(a)	04/29/27	5,015,000
Federal Farm Credit Bank (SOFR + 0.130%)
1,744,000	4.460	(a)	08/13/25	1,744,000
4,615,000	4.460	(a)	04/23/27	4,615,000
Federal Farm Credit Bank (SOFR + 0.135%)
4,003,000	4.465	(a)	12/18/26	4,002,925
2,879,000	4.465	(a)	01/08/27	2,879,000
Federal Farm Credit Bank (SOFR + 0.140%)
3,877,000	4.465	(a)	09/03/26	3,880,497
Federal Farm Credit Bank (SOFR + 0.145%)
1,532,000	4.475	(a)	06/27/25	1,532,000
2,517,000	4.475	(a)	07/30/25	2,517,000
Federal Farm Credit Bank (SOFR + 0.160%)
5,074,000	4.490	(a)	07/21/25	5,074,000
Federal Farm Credit Bank (US Federal Funds Effective Rate + 0.155%)
3,139,000	4.485	(a)	06/27/25	3,139,000
Federal Home Loan Bank
20,000,000	4.319		06/10/25	19,978,825
250,000,000	4.330		06/12/25	249,675,729
1,609,000	4.146		12/26/25	1,571,307
7,545,000	4.224		12/26/25	7,368,245
4,654,000	4.234		12/26/25	4,544,972
4,874,000	4.252		01/06/26	4,752,879
Federal Home Loan Bank (SOFR - 0.005%)
650,000,000	4.325	(a)	06/06/25	650,000,000
125,000,000	4.325	(a)	09/08/25	125,000,000
250,000,000	4.325	(a)	09/23/25	250,000,000
200,000,000	4.325	(a)	10/06/25	200,000,000
Federal Home Loan Bank (SOFR - 0.015%)
150,000,000	4.315	(a)	06/23/25	150,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – (continued)
Federal Home Loan Bank (SOFR + 0.000%)
$200,000,000	4.330	%(a)	10/21/25	$200,000,000
Federal Home Loan Bank (SOFR + 0.005%)
250,000,000	4.335	(a)	09/05/25	250,000,000
Federal Home Loan Bank (SOFR + 0.020%)
1,875,000	4.350	(a)	06/10/25	1,875,000
Federal Home Loan Bank (SOFR + 0.030%)
13,000,000	4.360	(a)	02/19/26	13,000,000
Federal Home Loan Bank (SOFR + 0.045%)
6,500,000	4.375	(a)	05/18/26	6,500,000
Federal Home Loan Bank (SOFR + 0.050%)
75,000,000	4.380	(a)	05/14/26	75,000,000
Federal Home Loan Bank (SOFR + 0.085%)
8,000,000	4.415	(a)	02/26/27	8,000,000
Federal Home Loan Bank (SOFR + 0.090%)
6,500,000	4.420	(a)	02/12/27	6,500,000
13,000,000	4.420	(a)	02/19/27	13,000,000
Federal Home Loan Bank (SOFR + 0.100%)
8,140,000	4.430	(a)	10/21/26	8,140,000
4,055,000	4.430	(a)	05/27/27	4,055,000
Federal Home Loan Bank (SOFR + 0.110%)
1,290,000	4.440	(a)	02/12/27	1,290,000
Federal Home Loan Bank (SOFR + 0.115%)
3,265,000	4.445	(a)	01/25/27	3,265,000
Federal Home Loan Bank (SOFR + 0.130%)
6,785,000	4.460	(a)	04/16/27	6,785,000
4,350,000	4.460	(a)	04/23/27	4,350,000
Federal Home Loan Bank (SOFR + 0.135%)
18,775,000	4.465	(a)	01/06/27	18,775,000
Federal Home Loan Bank (SOFR + 0.140%)
6,030,000	4.465	(a)	10/29/26	6,035,694
Federal Home Loan Bank (SOFR + 0.150%)
9,640,000	4.480	(a)	06/06/25	9,640,000
Federal Home Loan Bank (SOFR + 0.155%)
8,455,000	4.485	(a)	07/08/25	8,455,000
Federal Home Loan Bank (SOFR + 0.160%)
16,170,000	4.490	(a)	07/10/25	16,170,000
14,760,000	4.490	(a)	07/14/25	14,760,000
6,445,000	4.490	(a)	07/25/25	6,445,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$2,516,529,073

U.S. Treasury Obligations – 66.0%

United States Treasury Bills
19,963,200	4.280	(b)	06/05/25	19,956,180
26,678,500	4.293		06/17/25	26,628,405
25,321,500	4.317		06/17/25	25,273,953
132,348,800	4.305		06/20/25	132,054,142
66,653,700	4.311		06/20/25	66,505,304
100,000,000	4.316		06/20/25	99,777,363
260,544,000	4.293		06/24/25	259,841,545
3,500	4.312		06/24/25	3,491
2,761,600	4.297		07/01/25	2,751,883
4,830,900	4.304		07/01/25	4,813,903
24,965,600	4.306		07/01/25	24,877,759
600	4.308		07/01/25	598
38,893,100	4.312		07/01/25	38,756,256
1,500	4.313		07/01/25	1,495
1,000	4.317		07/01/25	996
100	4.330		07/01/25	100

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$1,318,500	4.292%	07/03/25	$1,313,541
11,684,300	4.305	07/03/25	11,640,352
83,113,400	4.310	07/03/25	82,800,788
60,169,100	4.315	07/03/25	59,942,788
20,900	4.297	07/08/25	16,138
45,538,600	4.305	07/10/25	45,329,850
98,914,600	4.310	07/10/25	98,461,172
141,506,200	4.315	07/10/25	140,857,531
45,171,600	4.300	07/22/25	44,902,224
89,319,800	4.302	07/22/25	88,787,151
48,324,700	4.303	07/22/25	48,036,521
1,699,400	4.305	07/22/25	1,689,266
71,784,600	4.308	07/22/25	71,356,520
292,950,100	4.317	07/22/25	291,203,122
14,226,200	4.297	07/29/25	14,130,189
12,868,000	4.303	07/29/25	12,781,155
52,814,600	4.308	07/29/25	52,458,160
20,560,100	4.313	07/29/25	20,421,342
9,550,300	4.266	08/05/25	9,478,018
1,273,900	4.271	08/05/25	1,264,258
6,222,300	4.274	08/05/25	6,175,206
4,543,900	4.277	08/05/25	4,509,509
37,770,300	4.297	08/05/25	37,484,431
3,655,500	4.302	08/05/25	3,627,833
12,193,100	4.307	08/05/25	12,100,815
14,473,900	4.308	08/05/25	14,364,353
9,325,200	4.312	08/05/25	9,254,621
73,434,500	4.318	08/05/25	72,878,703
16,583,100	4.332	08/05/25	16,457,589
6,148,700	4.323	08/12/25	6,096,883
1,809,100	4.326	08/12/25	1,793,854
10,110,000	4.329	08/12/25	10,024,799
16,183,500	4.339	08/12/25	16,047,115
3,269,600	4.392	08/14/25	3,240,739
19,489,700	4.397	08/14/25	19,317,662
28,623,000	4.402	08/14/25	28,370,341
16,288,600	4.408	08/14/25	16,144,818
28,467,000	4.323	08/19/25	28,203,419
4,084,300	4.326	08/19/25	4,046,483
1,770,500	4.328	08/19/25	1,754,107
11,461,300	4.329	08/19/25	11,355,178
2,529,400	4.331	08/19/25	2,505,980
17,935,900	4.334	08/19/25	17,769,828
10,234,300	4.339	08/19/25	10,139,539
115,960,800	4.344	08/19/25	114,887,098
2,546,800	4.340	08/21/25	2,522,397
7,460,800	4.343	08/21/25	7,389,312
35,925,300	4.345	08/21/25	35,581,068
17,823,100	4.351	08/21/25	17,652,321
31,993,800	4.392	08/21/25	31,687,239
64,212,200	4.307	08/26/25	63,568,258
6,713,300	4.308	08/26/25	6,645,977
1,500	4.309	08/26/25	1,485
4,114,700	4.310	08/26/25	4,073,436
164,836,600	4.313	08/26/25	163,183,562
58,732,900	4.318	08/26/25	58,143,906
75,187,500	4.329	08/26/25	74,433,494
43,388,500	4.351	08/28/25	42,937,275
28,587,600	4.353	08/28/25	28,290,299

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$19,153,700	4.356%		08/28/25	$18,954,508
39,565,100	4.361		08/28/25	39,153,637
17,654,700	4.307		09/02/25	17,463,321
38,214,900	4.308		09/02/25	37,800,647
38,504,700	4.317		09/02/25	38,087,305
5,727,300	4.323		09/02/25	5,665,216
820,800	4.324		09/02/25	811,902
6,143,700	4.329		09/02/25	6,077,102
35,910,300	4.356	(b)	09/04/25	35,524,514
1,953,500	4.349		09/09/25	1,930,480
1,953,400	4.352		09/09/25	1,930,381
12,325,500	4.360		09/09/25	12,180,258
7,705,400	4.369		09/09/25	7,614,600
2,258,600	4.350		09/16/25	2,230,130
23,522,000	4.360		09/16/25	23,225,502
2,508,900	4.381		09/16/25	2,477,275
43,832,500	4.245		09/18/25	43,288,368
8,440,100	4.344		09/23/25	8,327,104
9,167,900	4.349		09/23/25	9,045,160
1,469,800	4.350		09/23/25	1,450,122
74,019,500	0.000	(b)	09/30/25	72,986,969
40,648,300	4.213		10/02/25	40,082,811
1,185,500	4.224		10/02/25	1,169,008
1,580,700	4.239		10/02/25	1,558,710
6,384,700	4.187		10/16/25	6,286,127
4,569,600	4.189		10/16/25	4,499,050
11,811,000	4.194		10/16/25	11,628,651
1,060,600	4.200		10/16/25	1,044,225
43,161,800	4.203		10/16/25	42,495,428
563,800	4.210		10/16/25	555,096
37,960,600	4.208		10/30/25	37,310,331
2,079,300	4.220		10/30/25	2,043,681
3,032,100	4.226		10/30/25	2,980,160
181,100	4.227		10/30/25	177,998
563,800	4.229		10/30/25	554,142
378,100	4.240		10/30/25	371,623
276,500	4.256		10/30/25	271,764
1,269,000	4.272		10/30/25	1,247,262
1,616,800	4.279		10/30/25	1,589,104
2,658,800	4.290		10/30/25	2,613,254
1,940,400	4.296		10/30/25	1,907,161
2,994,400	4.302		10/30/25	2,943,106
778,500	4.314		10/30/25	765,164
598,800	4.317		10/30/25	588,543
4,799,500	4.320		10/30/25	4,717,284
3,901,200	4.326		10/30/25	3,834,372
57,000,000	4.337		10/30/25	56,023,584
1,293,700	4.256		11/13/25	1,269,330
612,700	4.282		11/20/25	600,532
8,554,700	4.292		11/20/25	8,384,799
8,554,700	4.295		11/20/25	8,384,799
336,300	4.297		11/20/25	329,621
486,400	4.301		11/20/25	476,740
23,482,200	4.310		11/20/25	23,015,832
354,400	4.321		11/20/25	347,361
765,000	4.298		11/28/25	749,092
1,311,400	4.304		11/28/25	1,284,129
7,321,800	4.308		11/28/25	7,169,543
55,754,700	4.309		11/28/25	54,595,280

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$2,185,600	4.312	%(b)	11/28/25	$2,140,150
1,092,800	4.317	(b)	11/28/25	1,070,075
72,177,300	4.304		12/26/25	70,480,011
943,100	4.238		01/22/26	918,327
6,306,100	4.249		01/22/26	6,140,454
37,382,400	4.254		01/22/26	36,400,453
50,078,600	4.166		03/19/26	48,481,656
35,000,000	4.029		04/16/26	33,815,270
38,563,300	4.149		05/14/26	37,102,490
United States Treasury Floating Rate Note
77,330,900	4.424		07/31/25	77,330,340
18,072,100	4.426		07/31/25	18,071,969
6,747,300	4.427		07/31/25	6,747,251
45,214,600	4.428		07/31/25	45,214,273
36,482,400	4.429		07/31/25	36,482,136
19,388,300	4.430		07/31/25	19,388,160
54,542,000	4.431		07/31/25	54,541,605
4,527,500	4.432		07/31/25	4,527,467
8,538,300	4.987		07/31/25	8,473,936
12,389,900	4.989		07/31/25	12,296,501
9,757,800	5.075		07/31/25	9,684,243
2,166,500	4.275		08/15/25	2,156,451
6,348,800	4.281		08/15/25	6,319,353
12,955,200	4.285		08/15/25	12,895,111
1,418,200	4.288		08/15/25	1,411,622
282,900	4.289		08/15/25	282,191
4,704,200	4.290		08/15/25	4,692,408
4,044,000	4.292		08/15/25	4,025,243
8,743,500	4.296		08/15/25	8,702,945
952,700	4.299		08/15/25	950,312
6,175,600	4.301		08/15/25	6,146,956
380,300	4.394		08/15/25	379,347
4,925,100	4.460		08/15/25	4,912,754
7,112,800	4.472		10/31/25	7,111,133
22,712,400	4.473		10/31/25	22,707,078
36,859,300	4.474		10/31/25	36,850,664
30,487,000	4.478		10/31/25	30,479,857
2,622,200	4.164		11/30/25	2,605,784
1,754,600	4.185		11/30/25	1,760,406
649,300	4.192		11/30/25	637,263
3,996,300	4.200		11/30/25	4,009,524
4,193,700	4.211		12/31/25	4,193,362
7,595,300	4.216		12/31/25	7,475,315
3,481,500	4.226		12/31/25	3,481,219
6,963,100	4.231		12/31/25	6,886,954
2,089,000	4.240		12/31/25	2,088,832
3,481,500	4.251		12/31/25	3,405,634
1,392,600	4.274		12/31/25	1,362,254
6,277,300	4.276		12/31/25	6,276,794
2,795,800	4.281		12/31/25	2,795,575
2,795,800	4.283		12/31/25	2,795,575
5,361,500	4.291		12/31/25	5,361,068
1,740,800	4.300		12/31/25	1,740,660
1,392,600	4.312		12/31/25	1,392,488
3,481,600	4.315		12/31/25	3,481,319
6,769,100	4.227		01/31/26	6,685,406
8,448,600	4.228		01/31/26	8,238,111
39,719,000	4.542		01/31/26	39,725,373
69,999,900	4.543		01/31/26	70,011,132

	Principal Amount	Interest Rate		Maturity Date	Amortized Cost

	U.S. Treasury Obligations – (continued)

$	843,200	4.545%		01/31/26	$843,335
	91,971,500	4.546		01/31/26	91,986,257
	8,125,800	4.036		03/31/26	7,908,995
	1,460,600	4.044		03/31/26	1,421,630
	2,587,200	4.051		03/31/26	2,595,500
	3,285,000	4.062		03/31/26	3,197,353
	3,961,800	4.122		03/31/26	3,974,510
	3,961,800	4.123		03/31/26	3,856,095
	1,584,700	4.132		03/31/26	1,589,784
	3,610,600	3.860		04/30/26	3,509,723
	5,993,400	3.863		04/30/26	6,042,355
	13,885,000	3.865		04/30/26	13,497,067
	6,735,700	3.875		04/30/26	6,547,511
	4,281,000	3.894		04/30/26	4,315,968
	6,735,700	3.955		04/30/26	6,547,511
	23,626,600	3.960		04/30/26	23,819,588
	7,004,800	3.966		04/30/26	7,062,017
	1,949,900	3.976		04/30/26	1,965,827
	7,799,600	4.014		04/30/26	7,863,309
	4,875,500	4.022		04/30/26	4,739,283
	4,202,900	3.938		05/15/26	4,190,741
	4,475,800	3.904		05/31/26	4,338,915
	1,558,300	3.934		05/31/26	1,510,642
	3,387,300	4.197		06/30/26	3,269,677
	17,273,800	4.479		07/31/26	17,278,544
	10,933,000	4.490		07/31/26	10,936,003
	21,733,300	4.503		10/31/26	21,740,318
	1,500,800	4.505		10/31/26	1,501,285
	9,966,500	4.506		10/31/26	9,969,718
	United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
	61,142,100	4.460	(a)	04/30/27	61,159,325

	TOTAL U.S. TREASURY OBLIGATIONS				$4,729,782,615

	TOTAL INVESTMENTS - 101.1%				$7,246,311,688

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%				(80,445,194)

	NET ASSETS - 100.0%				$7,165,866,494

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.
(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – 9.2%

Federal Farm Credit Bank (Prime Rate - 2.990%)
$237,679,000	4.510%		06/18/26	$237,679,000
Federal Farm Credit Bank (Prime Rate - 3.025%)
112,926,000	4.472		03/18/26	112,955,467
Federal Farm Credit Bank (Prime Rate - 3.030%)
127,409,000	4.468	(a)	04/17/26	127,418,094
211,586,000	4.470	(a)	04/17/26	211,601,101
Federal Farm Credit Bank (Prime Rate - 3.035%)
142,400,000	4.465		04/29/26	142,400,000
240,706,000	4.465		01/13/27	240,706,000
Federal Farm Credit Bank (Prime Rate - 3.040%)
120,598,000	4.460		05/21/26	120,598,000
38,108,000	4.460		05/28/26	38,108,000
99,052,000	4.460		06/12/26	99,052,000
Federal Farm Credit Bank (Prime Rate - 3.060%)
142,042,000	4.440		03/24/26	142,042,000
Federal Farm Credit Bank (Prime Rate - 3.070%)
189,843,000	4.430		01/02/26	189,843,000
188,864,000	4.430		01/29/26	188,864,000
Federal Farm Credit Bank (SOFR + 0.070%)
168,112,000	4.400		12/07/26	168,112,000
Federal Farm Credit Bank (SOFR + 0.075%)
134,490,000	4.405		11/16/26	134,490,000
Federal Farm Credit Bank (SOFR + 0.080%)
212,154,000	4.410		03/11/27	212,154,000
Federal Farm Credit Bank (SOFR + 0.085%)
80,467,000	4.415		08/07/26	80,467,000
465,909,000	4.415		02/26/27	465,909,000
Federal Farm Credit Bank (SOFR + 0.090%)
76,851,000	4.420		02/24/27	76,851,000
Federal Farm Credit Bank (SOFR + 0.095%)
351,673,000	4.425		07/17/26	351,673,000
312,208,000	4.425		02/12/27	312,208,000
Federal Farm Credit Bank (SOFR + 0.100%)
81,286,000	4.430		02/09/27	81,286,000
Federal Farm Credit Bank (SOFR + 0.105%)
88,735,000	4.435		03/18/26	88,739,895
245,524,000	4.435		05/26/26	245,524,000
325,548,000	4.435		02/01/27	325,548,000
480,000,000	4.435		03/05/27	480,000,000
267,778,000	4.435		05/14/27	267,778,000
Federal Farm Credit Bank (SOFR + 0.110%)
89,344,000	4.440		03/13/26	89,344,000
Federal Farm Credit Bank (SOFR + 0.115%)
33,651,000	4.445		04/08/26	33,651,000
1,007,535,000	4.445		01/28/27	1,007,535,000
418,251,000	4.445		02/10/27	418,251,000
386,407,000	4.445		05/06/27	386,407,000
Federal Farm Credit Bank (SOFR + 0.120%)
123,239,000	4.450		07/15/26	123,239,000
Federal Farm Credit Bank (SOFR + 0.125%)
133,264,000	4.455		06/10/26	133,264,000
132,192,000	4.455		06/15/26	132,192,000
266,486,000	4.455		06/18/26	266,486,000
320,951,000	4.455		08/06/26	320,951,000
540,136,000	4.455		09/21/26	540,136,000
437,460,000	4.455		04/29/27	437,460,000
Federal Farm Credit Bank (SOFR + 0.130%)
158,568,000	4.460		08/13/25	158,568,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Government Agency Securities – (continued)

$158,440,000	4.460%	08/28/26	$158,440,000
378,920,000	4.460	04/23/27	378,920,000
Federal Farm Credit Bank (SOFR + 0.135%)
153,985,000	4.465	12/18/26	153,982,124
206,917,000	4.465	01/08/27	206,917,000
Federal Farm Credit Bank (SOFR + 0.140%)
45,514,000	4.470	08/26/26	45,514,000
142,023,000	4.465	09/03/26	142,151,090
155,027,000	4.470	09/04/26	155,027,000
91,870,000	4.470	09/09/26	91,870,000
340,680,000	4.470	10/09/26	340,680,000
Federal Farm Credit Bank (SOFR + 0.145%)
71,945,000	4.475	06/27/25	71,945,000
114,262,000	4.475	07/30/25	114,262,000
Federal Farm Credit Bank (SOFR + 0.160%)
237,642,000	4.490	07/21/25	237,642,000
358,327,000	4.490	08/04/25	358,327,000
Federal Farm Credit Bank (SOFR + 0.195%)
215,599,000	4.525	06/02/25	215,599,000
Federal Home Loan Bank
65,333,000	4.146	12/26/25	63,802,459
306,333,000	4.224	12/26/25	299,156,611
188,995,000	4.234	12/26/25	184,567,460
186,917,000	4.252	01/06/26	182,272,035
Federal Home Loan Bank (SOFR + 0.020%)
85,485,000	4.350	06/10/25	85,485,000
Federal Home Loan Bank (SOFR + 0.045%)
240,325,000	4.375	05/18/26	240,325,000
Federal Home Loan Bank (SOFR + 0.085%)
288,120,000	4.415	02/26/27	288,120,000
Federal Home Loan Bank (SOFR + 0.090%)
48,040,000	4.420	02/19/26	48,040,000
240,275,000	4.420	02/12/27	240,275,000
480,435,000	4.420	02/19/27	480,435,000
Federal Home Loan Bank (SOFR + 0.100%)
288,045,000	4.430	10/21/26	288,045,000
138,730,000	4.430	05/27/27	138,730,000
Federal Home Loan Bank (SOFR + 0.110%)
48,075,000	4.440	02/12/27	48,075,000
Federal Home Loan Bank (SOFR + 0.115%)
144,580,000	4.445	01/25/27	144,580,000
Federal Home Loan Bank (SOFR + 0.130%)
240,035,000	4.460	04/16/27	240,035,000
192,775,000	4.460	04/23/27	192,775,000
Federal Home Loan Bank (SOFR + 0.135%)
351,805,000	4.465	01/06/27	351,805,000
Federal Home Loan Bank (SOFR + 0.140%)
375,825,000	4.470	09/09/26	375,825,000
493,740,000	4.470	10/08/26	493,740,000
220,875,000	4.465	10/29/26	221,083,561
Federal Home Loan Bank (SOFR + 0.150%)
472,510,000	4.480	06/06/25	472,510,000
Federal Home Loan Bank (SOFR + 0.155%)
66,690,000	4.485	07/08/25	66,690,000
Federal Home Loan Bank (SOFR + 0.160%)
300,265,000	4.490	07/25/25	300,265,000
182,005,000	4.490	08/08/25	182,005,000
Federal Home Loan Mortgage Corp. (SOFR + 0.115%)
2,048,305,000	4.445	05/05/27	2,048,304,181

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities – (continued)

Federal Home Loan Mortgage Corp. (SOFR + 0.140%)
$404,828,000	4.470%		09/04/26	$404,828,000
229,714,000	4.470		10/16/26	229,714,000
157,650,000	4.467		10/29/26	157,735,426
Federal National Mortgage Association (SOFR + 0.120%)
125,225,000	4.450		07/29/26	125,225,000
Federal National Mortgage Association (SOFR + 0.135%)
987,275,000	4.465		08/21/26	987,263,609
Federal National Mortgage Association (SOFR + 0.140%)
863,397,000	4.470		09/11/26	863,397,000
U.S. International Development Finance Corp.
8,918,187	0.000		09/30/25	9,173,052
U.S. International Development Finance Corp. (3 Mo. U.S. Treasury Bill Yield + 0.000%)
3,350,000	4.580		06/15/25	3,350,000
3,250,980	4.580		07/15/25	3,250,980
1,894,737	4.580		09/15/25	1,894,737
19,750,000	4.600		07/09/26	19,750,000
15,745,000	4.580		09/15/26	15,745,000
10,903,845	4.580		12/15/26	10,903,845
4,374,999	4.600		01/20/27	4,374,999
7,872,561	4.500	(a)	06/20/27	7,872,561
13,928,569	4.500		09/20/27	13,928,569
18,500,001	4.580		06/20/28	18,500,001
26,768,955	4.580		11/15/28	26,768,955
26,456,604	4.600		01/15/30	26,456,604
36,000,000	4.580		03/15/30	36,000,000
22,000,000	4.580		10/15/30	22,000,000
8,333,333	4.580		08/15/31	8,333,333
11,158,080	4.590		09/02/31	11,158,080
31,134,800	4.590		09/30/31	31,134,800
18,837,211	4.590		12/20/31	18,837,211
38,986,379	4.580		12/15/33	38,986,379
14,085,000	4.600		01/20/35	14,085,000
15,872,000	4.600		04/20/35	15,872,000
3,045,568	4.500		09/20/38	3,045,568
34,798,335	4.500		07/07/40	34,798,335

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$22,702,096,122

U.S. Treasury Obligations – 36.4%

United States Treasury Bills
1,376,164,100	4.318		08/05/25	1,365,722,882
145,754,100	4.323		08/05/25	144,648,236
822,489,400	4.370		08/12/25	815,498,241
2,389,922,900	4.334		08/19/25	2,367,783,701
511,770,100	4.339		08/19/25	507,029,286
4,196,934,000	4.344		08/19/25	4,158,055,442
457,508,900	4.382		08/21/25	453,098,581
1,883,161,800	4.387		08/21/25	1,865,008,393
1,750,229,700	4.392		08/21/25	1,733,357,739
291,264,000	4.318		08/26/25	288,335,781
233,528,800	4.321		08/26/25	231,181,021
1,252,690,700	4.323		08/26/25	1,240,096,788
4,857,528,200	4.329		08/26/25	4,808,693,093
107,376,900	4.330		08/28/25	106,259,882
184,109,000	4.335		08/28/25	182,193,755
824,966,100	4.345		08/28/25	816,384,160
600,000,000	4.350		08/28/25	593,758,333
260,219,900	4.351		08/28/25	257,512,890

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$364,468,900	4.361%		08/28/25	$360,677,411
648,440,300	4.366		08/28/25	641,694,719
637,898,300	4.377		08/28/25	631,262,385
1,724,229,500	4.303		09/02/25	1,705,542,728
2,836,433,800	4.308		09/02/25	2,805,693,234
17,533,600	4.318		09/02/25	17,343,575
935,466,800	4.323		09/02/25	925,328,443
730,771,700	4.329		09/02/25	722,851,778
468,922,500	4.334		09/02/25	463,840,434
738,844,600	4.356	(b)	09/04/25	730,907,151
114,961,200	4.313		09/09/25	113,617,359
2,810,542,800	4.318		09/09/25	2,777,688,900
105,566,100	4.323		09/09/25	104,332,083
381,229,800	4.360		09/09/25	376,773,406
256,030,800	4.369		09/09/25	253,037,923
799,667,600	4.360		09/16/25	789,583,449
77,601,800	4.381		09/16/25	76,623,208
385,678,000	4.245		09/18/25	380,890,236
123,770,600	4.334		09/23/25	122,112,805
90,570,800	4.339		09/23/25	89,357,686
2,006,919,700	4.344		09/23/25	1,980,038,831
37,961,200	4.349		09/23/25	37,452,744
2,068,813,500	4.350		09/23/25	2,041,103,619
73,232,100	4.337	(b)	09/30/25	72,210,560
6,042,142,100	4.339	(b)	09/30/25	5,957,858,197
487,539,400	4.213		10/02/25	480,758,492
40,115,100	4.224		10/02/25	39,557,162
1,247,518,100	4.187		10/16/25	1,228,276,505
157,022,900	4.189		10/16/25	154,600,994
188,955,400	4.192		10/16/25	186,040,971
1,627,942,600	4.203		10/16/25	1,602,833,375
1,030,244,400	4.192		10/23/25	1,013,550,699
228,574,800	4.197		10/23/25	224,871,058
24,876,200	4.187		10/30/25	24,449,905
1,272,146,700	4.208		10/30/25	1,250,346,343
156,483,600	4.220		10/30/25	153,801,992
123,989,800	4.226		10/30/25	121,865,028
14,457,100	4.227		10/30/25	14,209,354
23,057,400	4.229		10/30/25	22,662,273
28,451,400	4.240		10/30/25	27,963,838
11,306,900	4.256		10/30/25	11,113,137
1,899,009,300	4.337		10/30/25	1,866,466,606
54,589,600	4.256		11/13/25	53,561,268
709,130,900	4.282		11/20/25	695,111,502
13,657,700	4.297		11/20/25	13,387,690
42,348,700	4.301		11/20/25	41,511,473
30,852,700	4.321		11/20/25	30,242,747
127,469,400	4.293		11/28/25	124,819,651
341,193,200	4.298		11/28/25	334,100,702
27,891,600	4.304		11/28/25	27,311,808
155,727,800	4.308		11/28/25	152,490,634
1,888,280,900	4.309		11/28/25	1,849,028,571
46,486,000	4.312	(b)	11/28/25	45,519,680
23,243,000	4.317	(b)	11/28/25	22,759,840
2,930,887,800	4.304		12/26/25	2,861,966,341
38,298,300	4.238		01/22/26	37,292,138
1,404,416,700	4.254		01/22/26	1,367,520,279
1,699,485,600	4.166		03/19/26	1,645,291,133
1,569,445,400	4.029		04/16/26	1,516,320,551

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$1,298,720,300	4.149%		05/14/26	$1,249,523,689
United States Treasury Floating Rate Note
59,518,600	4.275		08/15/25	59,243,286
429,979,700	4.285		08/15/25	427,990,751
12,461,200	4.287		08/15/25	12,430,755
11,373,400	4.289		08/15/25	11,345,613
575,223,300	4.290		08/15/25	573,817,943
134,218,900	4.292		08/15/25	133,598,046
352,467,600	4.296		08/15/25	350,837,197
38,304,500	4.299		08/15/25	38,210,916
15,292,400	4.394		08/15/25	15,255,038
204,083,900	4.460		08/15/25	203,585,292
68,235,200	4.185		11/30/25	68,462,307
54,079,600	4.200		11/30/25	54,259,593
161,598,300	4.211		12/31/25	161,585,279
291,982,100	4.216		12/31/25	287,373,644
134,154,100	4.226		12/31/25	134,143,290
268,311,900	4.231		12/31/25	265,377,709
80,494,900	4.240		12/31/25	80,488,414
134,153,900	4.251		12/31/25	131,230,519
53,661,600	4.274		12/31/25	52,492,247
241,886,300	4.276		12/31/25	241,866,809
107,732,400	4.281		12/31/25	107,723,719
107,732,300	4.283		12/31/25	107,723,619
206,596,900	4.291		12/31/25	206,580,253
67,077,200	4.300		12/31/25	67,071,795
53,661,700	4.312		12/31/25	53,657,376
134,155,100	4.315		12/31/25	134,144,290
266,798,900	4.227		01/31/26	263,500,181
332,991,500	4.228		01/31/26	324,695,312
264,803,900	4.036		03/31/26	257,738,192
56,802,300	4.044		03/31/26	55,286,656
92,564,300	4.051		03/31/26	92,861,946
133,391,300	4.062		03/31/26	129,832,047
134,109,300	4.122		03/31/26	134,540,537
134,109,300	4.123		03/31/26	130,530,889
53,643,800	4.132		03/31/26	53,816,295
59,986,500	3.863		04/30/26	60,469,592
175,290,700	3.875		04/30/26	170,326,835
42,847,500	3.894		04/30/26	43,192,566
192,429,700	3.955		04/30/26	186,980,495
803,241,300	3.960		04/30/26	809,710,086
235,954,800	3.966		04/30/26	237,855,027
67,200,900	3.976		04/30/26	67,742,093
268,804,100	4.014		04/30/26	270,968,874
158,882,200	4.022		04/30/26	154,382,990
141,572,900	3.938		05/15/26	141,163,337
149,996,700	3.904		05/31/26	145,409,298
52,222,200	3.934		05/31/26	50,625,070
114,840,600	4.197		06/30/26	110,852,793
United States Treasury Floating Rate Note (3M USD T-Bill + 0.125%)
316,778,600	4.426	(a)	07/31/25	316,766,769
880,593,300	4.431	(a)	07/31/25	880,560,412
United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
2,927,645,100	4.460		04/30/27	2,928,427,292
United States Treasury Floating Rate Note (3M USD T-Bill + 0.170%)
1,039,446,700	4.478		10/31/25	1,039,104,594
United States Treasury Floating Rate Note (3M USD T-Bill + 0.182%)
293,100	4.490		07/31/26	292,833

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

United States Treasury Floating Rate Note (3M USD T-Bill + 0.205%)
$100,145,900	4.503	%(a)	10/31/26	$100,151,171
94,517,600	4.505	(a)	10/31/26	94,522,574
1,758,992,200	4.506	(a)	10/31/26	1,759,084,773
United States Treasury Floating Rate Note (3M USD T-Bill + 0.245%)
2,155,463,700	4.542	(a)	01/31/26	2,155,890,125
2,953,119,400	4.543	(a)	01/31/26	2,953,703,628
2,620,967,000	4.546	(a)	01/31/26	2,621,485,517

TOTAL U.S. TREASURY OBLIGATIONS				$89,326,534,996

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$112,028,631,118

Repurchase Agreements(c) – 55.8%

Banco Santander, S.A.
500,000,000	4.350		06/02/25	$500,000,000
Maturity Value: $500,181,250
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 9.000%, due 05/01/26 to 01/01/55, Federal National Mortgage Association, 2.000% to 6.500%, due 02/01/35 to 09/01/57 and Government National Mortgage Association, 2.000% to 7.500%, due 12/20/35 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $515,186,683.

Bank of America, National Association
250,000,000	4.350		06/02/25	$250,000,000
Maturity Value: $250,090,625

Settlement Date: 05/30/25

Collateralized by Federal National Mortgage Association, 2.000% to 4.000%, due 07/01/45 to 05/01/51. The aggregate market value of the collateral, including accrued interest, was $257,499,999.

492,000,000	4.260		10/01/25	$492,000,000
Maturity Value: $502,479,600
Settlement Date: 04/04/25
Collateralized by Federal National Mortgage Association, 2.000% to 3.500%, due 11/01/40 to 08/01/51. The aggregate market value of the collateral, including accrued interest, was $506,760,001.
492,000,000	4.280		11/03/25	$492,000,000
Maturity Value: $502,645,787
Settlement Date: 05/05/25
Collateralized by Federal National Mortgage Association, 3.000% to 4.000%, due 04/01/42 to 11/01/49. The aggregate market value of the collateral, including accrued interest, was $506,760,000.
345,000,000	4.350		11/12/25	$345,000,000
Maturity Value: $352,670,500
Settlement Date: 05/12/25
Collateralized by Federal National Mortgage Association, 3.000% to 3.500%, due 09/01/42 to 11/01/47. The aggregate market value of the collateral, including accrued interest, was $355,350,000.
340,000,000	4.270		12/09/25	$340,000,000
Maturity Value: $348,630,144
Settlement Date: 05/09/25
Collateralized by Federal National Mortgage Association, 2.000% to 3.500%, due 08/01/40 to 08/01/51. The aggregate market value of the collateral, including accrued interest, was $350,200,000.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Bank of America, National Association – (continued)
$945,000,000	3.900%		03/31/26	$945,000,000
Maturity Value: $981,547,875
Settlement Date: 04/08/25
Collateralized by Federal National Mortgage Association, 2.000% to 4.500%, due 05/01/40 to 09/01/50. The aggregate market value of the collateral, including accrued interest, was $973,349,998.

Bank of Montreal
494,000,000	4.360		09/08/25	$494,000,000
Maturity Value: $517,811,896
Settlement Date: 08/06/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 11/01/31 to 06/01/55 and Federal National Mortgage Association, 2.000% to 6.000%, due 01/01/32 to 06/01/55. The aggregate market value of the collateral, including accrued interest, was $508,819,997.

Barclays Bank PLC
1,685,000,000	4.330	(d)	06/06/25	$1,685,000,000
Maturity Value: $1,709,117,503
Settlement Date: 02/07/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/26/25, U.S. Treasury Bonds, 2.750% to 4.750%, due 08/15/43 to 08/15/54, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 2.125%, due 01/15/26 to 02/15/54, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 07/15/27 to 07/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/26 to 08/15/53, U.S. Treasury Notes, 1.375% to 2.625%, due 08/31/26 to 02/15/30 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was $1,724,028,926.

840,000,000	4.330	(d)	06/23/25	$840,000,000
Maturity Value: $843,233,067
Settlement Date: 05/22/25

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.375%, due 01/15/27 to 02/15/42, U.S. Treasury Inflation- Indexed Notes, 0.125% to 0.625%, due 01/15/26 to 07/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/34 to 08/15/53, U.S. Treasury Notes, 1.875% to 4.500%, due 08/15/25 to 02/15/32 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/53. The aggregate market value of the collateral, including accrued interest, was $ 857,212,216.

550,000,000	4.330	(d)	07/03/25	$550,000,000
Maturity Value: $552,249,195
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.125%, due 02/15/43 to 02/15/54 and U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 02/15/29 to 08/15/52. The aggregate market value of the collateral, including accrued interest, was $561,202,428.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC – (continued)
$1,965,000,000	4.340	%(d)	07/03/25	$1,965,000,000
Maturity Value: $1,973,054,320
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 2.420% to 5.420%, due 08/12/33 to 11/01/41, Federal Home Loan Bank, 2.280% to 6.050%, due 03/10/32 to 11/18/41, Government National Mortgage Association, 2.000% to 6.500%, due 09/20/50 to 02/20/55, Tennessee Valley Authority, 4.875%, due 05/15/35, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 01/15/32 to 01/15/33 and a U.S. Treasury Note, 1.250%, due 06/30/28. The aggregate market value of the collateral, including accrued interest, was $2,021,793,298.

2,540,000,000	4.330	(d)	07/09/25	$2,540,000,000
Maturity Value: $2,595,296,516
Settlement Date: 01/09/25

Collateralized by U.S. Treasury Bills, 0.000%, due 07/10/25 to 08/07/25, U.S. Treasury Bonds, 2.000% to 4.750%, due 05/15/38 to 05/15/54 and U.S. Treasury Notes, 1.125% to 4.375%, due 07/31/26 to 09/30/29. The aggregate market value of the collateral, including accrued interest, was $2,598,212,577.

845,000,000	4.330	(d)	07/10/25	$845,000,000
Maturity Value: $863,395,888
Settlement Date: 01/10/25

Collateralized by U.S. Treasury Bonds, 1.250% to 4.625%, due 11/15/40 to 02/15/55 and U.S. Treasury Notes, 1.375% to 4.250%, due 06/30/26 to 09/30/31. The aggregate market value of the collateral, including accrued interest, was $864,366,003.

Barclays Capital, Inc.
40,600,000	4.340		06/02/25	$40,600,000
Maturity Value: $40,614,684
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 2.750%, due 08/15/32. The market value of the collateral, including accrued interest, was $41,412,076.

BNP Paribas
2,470,300,000	4.350		06/02/25	$2,470,300,000
Maturity Value: $2,471,195,484
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 102.731%, due 06/01/26 to 06/01/55, Federal National Mortgage Association, 1.500% to 7.500%, due 05/01/26 to 06/01/55, Government National Mortgage Association, 2.000% to 8.000%, due 11/20/29 to 05/20/55, U.S. Treasury Bonds, 2.250% to 4.625%, due 05/15/44 to 02/15/54 and U.S. Treasury Notes, 0.625% to 3.875%, due 05/15/30 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $2,543,973,998.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$1,480,000,000	4.250	%(d)	07/08/25	$1,480,000,000
Maturity Value: $1,511,624,734
Settlement Date: 01/08/25

Collateralized by Federal Farm Credit Bank, 2.310% to 4.070%, due 11/21/33 to 03/24/42, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 03/01/27 to 06/01/55, Federal National Mortgage Association, 1.500% to 7.500%, due 06/01/25 to 05/01/55, Government National Mortgage Association, 2.000% to 8.000%, due 04/20/34 to 05/20/55, U.S. Treasury Bonds, 2.250% to 6.875%, due 08/15/25 to 08/15/46, a U.S. Treasury Inflation-Indexed Bond, 0.625%, due 02/15/43 and U.S. Treasury Notes, 2.375% to 4.250%, due 07/31/27 to 03/31/29. The aggregate market value of the collateral, including accrued interest, was $1,523,888,282.

845,000,000	4.240	(d)	07/10/25	$845,000,000
Maturity Value: $863,013,526
Settlement Date: 01/10/25

Collateralized by U.S. Treasury Bills, 0.000%, due 06/17/25 to 12/26/25, a U.S. Treasury Bond, 2.250%, due 02/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 1.500%, due 02/15/47 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 07/15/25 to 01/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/29 to 02/15/50, U.S. Treasury Notes, 0.375% to 4.375%, due 12/31/25 to 02/28/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 05/15/54. The aggregate market value of the collateral, including accrued interest, was $ 861,900,029.

850,000,000	4.270	(d)	07/14/25	$850,000,000
Maturity Value: $868,349,137
Settlement Date: 01/13/25

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 07/15/25 to 07/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/29 to 02/15/45, U.S. Treasury Notes, 1.625% to 3.875%, due 09/30/26 to 12/31/27 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/45. The aggregate market value of the collateral, including accrued interest, was $866,999,999.

838,000,000	4.230	(d)	08/14/25	$838,000,000
Maturity Value: $853,065,145
Settlement Date: 03/14/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/02/25, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 2.000%, due 01/15/26 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.750%, due 01/15/27 to 01/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/33 to 08/15/42, U.S. Treasury Notes, 0.375% to 5.000%, due 10/31/25 to 05/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/45 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $ 854,760,055.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$1,675,000,000	4.250	%(d)	09/18/25	$1,675,000,000
Maturity Value: $1,711,384,736
Settlement Date: 03/18/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 8.000%, due 01/01/29 to 06/01/55, Federal National Mortgage Association, 1.500% to 8.000%, due 03/01/29 to 06/01/55, Government National Mortgage Association, 2.000% to 7.000%, due 03/20/36 to 05/20/55, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/40 and a U.S. Treasury Note, 4.250%, due 01/15/28. The aggregate market value of the collateral, including accrued interest, was $1,725,249,230.

985,000,000	4.240	(d)	11/10/25	$985,000,000
Maturity Value: $1,006,462,059
Settlement Date: 05/09/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 11/01/39 to 06/01/55, Federal National Mortgage Association, 2.000% to 7.000%, due 05/01/35 to 05/01/55, Government National Mortgage Association, 2.000% to 7.500%, due 04/20/32 to 05/20/55, U.S. Treasury Bonds, 3.000% to 4.750%, due 02/15/36 to 08/15/44 and a U.S. Treasury Note, 4.250%, due 01/15/28. The aggregate market value of the collateral, including accrued interest, was $1,013,174,360.

350,000,000	4.280	(d)	11/28/25	$350,000,000
Maturity Value: $357,614,834
Settlement Date: 05/29/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.375%, due 07/15/33 and U.S. Treasury Notes, 0.625% to 3.750%, due 11/30/25 to 05/31/27. The aggregate market value of the collateral, including accrued interest, was $ 357,000,043.

490,000,000	4.300	(d)	11/28/25	$490,000,000
Maturity Value: $500,710,579
Settlement Date: 05/29/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 09/01/35 to 06/01/55, Federal National Mortgage Association, 3.000% to 7.000%, due 07/01/32 to 06/01/55, Government National Mortgage Association, 2.000% to 7.000%, due 06/15/39 to 05/20/55, a U.S. Treasury Bond, 4.625%, due 05/15/44 and a U.S. Treasury Note, 2.750%, due 07/31/27. The aggregate market value of the collateral, including accrued interest, was $503,672,620.

BofA Securities, Inc.
400,000,000	4.290		06/02/25	$400,000,000
Maturity Value: $400,143,000
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Bonds, 2.000% to 6.875%, due 08/15/25 to 02/15/50, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/26 to 08/15/53, U.S. Treasury Notes, 0.375% to 4.375%, due 12/31/25 to 08/15/26 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/28. The aggregate market value of the collateral, including accrued interest, was $406,740,012.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc. – (continued)
$247,000,000	4.370	%(d)	07/09/25	$247,000,000
Maturity Value: $ 252,426,934
Settlement Date: 01/09/25
Collateralized by Government National Mortgage Association, 2.000% to 8.000%, due 06/20/30 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 254,410,000.
1,675,000,000	4.380	(d)	07/15/25	$1,675,000,000
Maturity Value: $ 1,693,748,838
Settlement Date: 04/14/25

Collateralized by Federal Farm Credit Bank, 0.900% to 4.525%, due 06/02/25 to 02/01/34, Federal Home Loan Bank, 0.650% to 4.000%, due 07/14/25 to 02/26/27, Federal Home Loan Mortgage Corp., 0.800% to 4.700%, due 10/28/26 to 04/01/36, Federal National Mortgage Association, 1.500%, due 06/01/36, Government National Mortgage Association, 2.000% to 7.500%, due 04/15/28 to 05/20/55 and Tennessee Valley Authority, 2.875%, due 02/01/27. The aggregate market value of the collateral, including accrued interest, was $ 1,720,874,382.

1,973,000,000	4.370	(d)	07/28/25	$1,973,000,000
Maturity Value: $ 2,016,589,054
Settlement Date: 01/27/25

Collateralized by Federal Farm Credit Bank, 0.900% to 4.080%, due 06/15/26 to 09/20/38, Federal Home Loan Bank, 0.520% to 1.250%, due 01/28/26 to 12/21/26, Federal Home Loan Mortgage Corp., 0.750% to 5.500%, due 06/23/26 to 05/01/53, Federal National Mortgage Association, 0.550% to 6.250%, due 01/28/26 to 09/01/57 and Government National Mortgage Association, 1.500% to 8.000%, due 09/20/26 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 2,030,400,859.

1,973,000,000	4.380	(d)	10/29/25	$1,973,000,000
Maturity Value: $ 2,039,013,310
Settlement Date: 01/27/25

Collateralized by Federal Farm Credit Bank, 4.375%, due 03/03/33, Federal Home Loan Bank, 3.930%, due 07/11/33, Federal Home Loan Mortgage Corp., 4.000% to 5.000%, due 10/01/48 to 06/01/54, Federal National Mortgage Association, 1.500% to 7.000%, due 02/01/36 to 04/01/55 and Government National Mortgage Association, 1.500% to 8.000%, due 05/15/28 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 2,032,055,401.

Citibank, National Association
988,000,000	4.340		06/11/25	$988,000,000
Maturity Value: $ 1,014,799,510
Settlement Date: 10/29/24

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 12/01/26 to 06/01/55, Federal National Mortgage Association, 1.500% to 6.500%, due 12/01/26 to 06/01/55 and Government National Mortgage Association, 2.000% to 7.000%, due 09/20/42 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 1,007,759,990.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc.
$200,000,000	4.250%	06/02/25	$200,000,000
Maturity Value: $ 200,070,833
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27 and U.S. Treasury Notes, 0.500% to 4.125%, due 08/31/27 to 10/15/27. The aggregate market value of the collateral, including accrued interest, was $ 204,000,081.

1,000,000,000	4.340	06/02/25	$1,000,000,000
Maturity Value: $ 1,000,361,667
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Bond, 6.250%, due 05/15/30, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 01/15/30 to 04/15/30 and U.S. Treasury Notes, 1.500% to 4.375%, due 07/31/26 to 04/30/30. The aggregate market value of the collateral, including accrued interest, was $ 1,020,000,092.

1,600,000,000	4.350	06/02/25	$1,600,000,000
Maturity Value: $ 1,600,580,000
Settlement Date: 05/30/25
Collateralized by Government National Mortgage Association, 2.500% to 8.000%, due 02/20/54 to 07/20/54. The aggregate market value of the collateral, including accrued interest, was $ 1,632,000,885.
423,000,000	4.400	06/18/25	$423,000,000
Maturity Value: $ 429,204,000
Settlement Date: 02/18/25
Collateralized by Government National Mortgage Association, 2.500% to 7.500%, due 12/20/52 to 08/20/53. The aggregate market value of the collateral, including accrued interest, was $ 431,460,424.
345,000,000	4.310	07/07/25	$345,000,000
Maturity Value: $ 352,641,271
Settlement Date: 01/03/25

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 05/01/55 to 06/01/55 and Federal National Mortgage Association, 5.500% to 6.000%, due 05/01/55 to 06/01/55. The aggregate market value of the collateral, including accrued interest, was $ 351,900,936.

445,000,000	4.320	07/09/25	$445,000,000
Maturity Value: $ 454,665,400
Settlement Date: 01/09/25

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 05/01/55 to 06/01/55 and Federal National Mortgage Association, 2.000% to 7.000%, due 02/01/37 to 06/01/55. The aggregate market value of the collateral, including accrued interest, was $ 453,900,000.

445,000,000	4.320	07/09/25	$445,000,000
Maturity Value: $ 454,665,400
Settlement Date: 01/09/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 05/01/52 to 06/01/55 and Federal National Mortgage Association, 5.000% to 6.500%, due 05/01/40 to 06/01/55. The aggregate market value of the collateral, including accrued interest, was $ 453,900,128.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$1,480,000,000	4.350	%(d)	07/15/25	$1,480,000,000
Maturity Value: $ 1,513,262,991
Settlement Date: 01/10/25
Collateralized by Government National Mortgage Association, 2.000% to 8.000%, due 04/20/53 to 09/20/54. The aggregate market value of the collateral, including accrued interest, was $ 1,509,600,877.
2,110,000,000	4.340	(d)	07/18/25	$2,110,000,000
Maturity Value: $ 2,156,804,506
Settlement Date: 01/15/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/27 and U.S. Treasury Notes, 0.625% to 4.625%, due 03/31/27 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $ 2,152,200,078.

2,960,000,000	4.350	(d)	07/18/25	$2,960,000,000
Maturity Value: $ 3,025,810,649
Settlement Date: 01/15/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 8.500%, due 02/01/28 to 04/01/36, Federal National Mortgage Association, 1.500% to 3.500%, due 11/01/31 to 05/01/36, Government National Mortgage Association, 2.500% to 8.000%, due 06/20/54 to 05/20/55 and U.S. Treasury Notes, 2.625% to 4.625%, due 10/15/26 to 02/15/29. The aggregate market value of the collateral, including accrued interest, was $ 3,019,200,018.

420,000,000	4.400		07/21/25	$420,000,000
Maturity Value: $ 427,751,333
Settlement Date: 02/20/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 05/01/55 and Federal National Mortgage Association, 5.500%, due 05/01/55. The aggregate market value of the collateral, including accrued interest, was $ 428,400,931.

420,000,000	4.300		09/17/25	$420,000,000
Maturity Value: $ 429,230,667
Settlement Date: 03/17/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 04/01/55 and Federal National Mortgage Association, 5.000% to 7.500%, due 04/01/55 to 05/01/55. The aggregate market value of the collateral, including accrued interest, was $ 428,400,993.

685,000,000	4.340	(d)	09/22/25	$685,000,000
Maturity Value: $ 700,359,989
Settlement Date: 03/20/25

Collateralized by a U.S. Treasury Bond, 5.375%, due 02/15/31 and U.S. Treasury Notes, 1.125% to 4.875%, due 07/31/26 to 05/31/31. The aggregate market value of the collateral, including accrued interest, was $ 698,700,101.

985,000,000	4.350	(d)	09/22/25	$985,000,000
Maturity Value: $ 1,007,137,869
Settlement Date: 03/20/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 3.000%, due 04/01/36 to 12/01/36 and Federal National Mortgage Association, 1.500% to 6.500%, due 04/01/36 to 02/01/37. The aggregate market value of the collateral, including accrued interest, was $ 1,004,700,438.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$208,000,000	4.250%		10/02/25	$208,000,000
Maturity Value: $ 212,469,111
Settlement Date: 04/03/25
Collateralized by Federal National Mortgage Association, 5.000% to 6.500%, due 05/01/55 to 06/01/55. The aggregate market value of the collateral, including accrued interest, was $ 212,160,258.
208,000,000	4.250		10/02/25	$208,000,000
Maturity Value: $ 212,469,111
Settlement Date: 04/03/25
Collateralized by Federal National Mortgage Association, 4.000% to 7.000%, due 06/01/40 to 04/01/55. The aggregate market value of the collateral, including accrued interest, was $ 212,160,882.
208,000,000	4.250		10/02/25	$208,000,000
Maturity Value: $ 212,469,111
Settlement Date: 04/03/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 05/01/55 to 06/01/55 and Federal National Mortgage Association, 4.500% to 6.000%, due 05/01/55. The aggregate market value of the collateral, including accrued interest, was $ 212,160,843.

2,960,000,000	4.350	(d)	10/10/25	$2,960,000,000
Maturity Value: $ 3,046,555,309
Settlement Date: 02/10/25
Collateralized by Government National Mortgage Association, 2.000% to 7.500%, due 11/20/51 to 04/20/55. The aggregate market value of the collateral, including accrued interest, was $ 3,019,200,679.
420,000,000	4.290		10/31/25	$420,000,000
Maturity Value: $ 433,663,650
Settlement Date: 01/31/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 06/01/55 and Federal National Mortgage Association, 2.500% to 6.500%, due 06/01/40 to 06/01/62. The aggregate market value of the collateral, including accrued interest, was $ 428,400,273.

343,000,000	4.380		11/28/25	$343,000,000
Maturity Value: $ 350,636,895
Settlement Date: 05/29/25

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 05/01/55 to 06/01/55, Federal National Mortgage Association, 4.500% to 6.500%, due 05/01/55 to 06/01/55 and a U.S. Treasury Note, 4.250%, due 03/15/27. The aggregate market value of the collateral, including accrued interest, was $ 349,860,041.

985,000,000	4.330	(d)	01/05/26	$985,000,000
Maturity Value: $ 1,017,698,723
Settlement Date: 04/04/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 12/01/40 to 09/01/51 and Federal National Mortgage Association, 1.500% to 5.000%, due 01/01/37 to 09/01/51. The aggregate market value of the collateral, including accrued interest, was $ 1,004,700,405.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank
$150,000,000	4.290%		06/02/25	$150,000,000
Maturity Value: $ 150,053,625
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Notes, 3.375% to 4.375%, due 07/31/26 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $ 153,000,023.
300,000,000	4.350		06/02/25	$300,000,000
Maturity Value: $ 300,108,750
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 01/01/53 to 11/01/54 and Federal National Mortgage Association, 3.000% to 6.500%, due 06/01/52 to 03/01/55. The aggregate market value of the collateral, including accrued interest, was $ 309,000,000.

1,690,000,000	4.330	(d)	07/10/25	$1,690,000,000
Maturity Value: $ 1,726,791,776
Settlement Date: 01/10/25
Collateralized by U.S. Treasury Bonds, 1.125% to 5.000%, due 05/15/37 to 08/15/51. The aggregate market value of the collateral, including accrued interest, was $ 1,723,800,057.
3,385,000,000	4.330	(d)	07/10/25	$3,385,000,000
Maturity Value: $ 3,458,692,404
Settlement Date: 01/10/25

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.250% to 1.000%, due 02/15/48 to 02/15/50 and U.S. Treasury Inflation- Indexed Notes, 0.125% to 2.375%, due 01/15/26 to 01/15/35. The aggregate market value of the collateral, including accrued interest, was $ 3,452,700,003.

634,000,000	4.330	(d)	09/18/25	$634,000,000
Maturity Value: $ 649,479,994
Settlement Date: 02/27/25
Collateralized by U.S. Treasury Notes, 2.875% to 4.625%, due 06/15/25 to 12/31/29. The aggregate market value of the collateral, including accrued interest, was $ 646,680,015.
1,471,000,000	4.330	(d)	09/25/25	$1,471,000,000
Maturity Value: $ 1,508,155,015
Settlement Date: 02/27/25
Collateralized by U.S. Treasury Bonds, 1.625% to 4.625%, due 05/15/42 to 05/15/54. The aggregate market value of the collateral, including accrued interest, was $ 1,500,420,018.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Daiwa Capital Markets America, Inc.
$2,750,000,000	4.350%	06/02/25	$2,750,000,000
Maturity Value: $ 2,750,996,875
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 3.980% to 4.650%, due 08/07/26 to 03/26/30, Federal Home Loan Bank, 0.000% to 4.125%, due 06/27/25 to 06/14/30, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 11/01/27 to 06/01/55, Federal National Mortgage Association, 1.500% to 7.500%, due 10/01/27 to 06/01/55, Government National Mortgage Association, 2.000% to 7.500%, due 10/15/32 to 05/20/55, U.S. Treasury Bills, 0.000%, due 06/05/25 to 05/14/26, U.S. Treasury Bonds, 2.000% to 4.750%, due 05/15/41 to 05/15/55, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/27 to 01/15/35 and U.S. Treasury Notes, 0.375% to 4.875%, due 11/30/25 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $ 2,822,999,820.

94,117,647	4.360	06/02/25	$94,117,647
Maturity Value: $ 94,151,843
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 3.750%, due 12/31/30. The market value of the collateral, including accrued interest, was $ 96,000,000.
151,960,784	4.360	06/02/25	$151,960,784
Maturity Value: $ 152,015,997
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 2.750%, due 05/31/29. The market value of the collateral, including accrued interest, was $ 155,000,000.
171,541,667	4.360	06/02/25	$171,541,667
Maturity Value: $ 171,603,993
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 2.750%, due 02/15/28. The market value of the collateral, including accrued interest, was $ 174,972,500.
209,558,824	4.360	06/02/25	$209,558,823
Maturity Value: $ 209,634,963
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.500%, due 04/30/27. The market value of the collateral, including accrued interest, was $ 213,750,000.
214,863,971	4.360	06/02/25	$214,863,971
Maturity Value: $ 214,942,038
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 2.375%, due 03/31/29. The market value of the collateral, including accrued interest, was $ 219,161,250.
222,985,294	4.360	06/02/25	$222,985,294
Maturity Value: $ 223,066,312
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 2.875%, due 04/30/29. The market value of the collateral, including accrued interest, was $ 227,445,000.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Deutsche Bank Securities, Inc.
$210,000,000	4.260%	06/02/25	$210,000,000
Maturity Value: $ 210,074,550
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Bonds, 1.375% to 4.625%, due 05/15/39 to 05/15/54. The aggregate market value of the collateral, including accrued interest, was $ 214,200,038.
250,000,000	4.340	06/02/25	$250,000,000
Maturity Value: $ 250,090,417
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Bonds, 2.000% to 4.500%, due 02/15/36 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $ 255,000,035.
2,030,000,000	4.350	06/02/25	$2,030,000,000
Maturity Value: $ 2,030,735,875
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Notes, 0.250% to 4.625%, due 09/30/25 to 02/15/35. The aggregate market value of the collateral, including accrued interest, was $ 2,070,600,019.

Federal Reserve Bank of New York
1,800,000,000	4.250	06/02/25	$1,800,000,000
Maturity Value: $ 1,800,637,500
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Notes, 1.625%, due 08/15/29 to 05/15/31. The aggregate market value of the collateral, including accrued interest, was $ 1,800,637,522.

Fixed Income Clearing Corporation / BNP Paribas
2,500,000,000	4.340	06/02/25	$2,500,000,000
Maturity Value: $ 2,500,904,167
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/09/25, U.S. Treasury Bonds, 1.125% to 6.125%, due 11/15/27 to 11/15/54, a U.S. Treasury Floating Rate Note, 4.506%, due 10/31/26 and U.S. Treasury Notes, 0.625% to 4.625%, due 06/15/25 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $ 2,550,000,016.

Fixed Income Clearing Corporation / Bank of New York Mellon (The)
5,000,000,000	4.300	06/02/25	$5,000,000,000
Maturity Value: $ 5,001,791,667
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 04/15/27 to 10/15/29. The aggregate market value of the collateral, including accrued interest, was $ 5,100,000,074.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / Bank of New York Mellon (The) – (continued)
$1,650,000,000	4.360%	06/02/25	$1,650,000,000
Maturity Value: $ 1,650,599,500
Settlement Date: 05/30/25

Collateralized by Federal Agricultural Mortgage Corp., 4.350% to 5.350%, due 06/17/25 to 05/25/29, Federal Farm Credit Bank, 0.900% to 5.125%, due 10/10/25 to 10/10/28, Federal Farm Credit Bank Funding Corp., 0.000%, due 06/13/25 to 07/15/25, Federal Farm Floating Rate, 4.580%, due 08/05/25, Federal Home Loan Bank, 0.820% to 5.000%, due 08/26/25 to 04/04/30, Federal Home Loan Mortgage Corp., 0.540% to 5.000%, due 08/28/25 to 11/07/29, Federal National Mortgage Association, 4.250% to 5.000%, due 07/24/28 to 11/26/29 and a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/26. The aggregate market value of the collateral, including accrued interest, was $ 1,683,000,032.

8,900,000,000	4.360	06/02/25	$8,900,000,000
Maturity Value: $ 8,903,233,666
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 03/01/40 to 01/01/55 and Federal National Mortgage Association, 1.500% to 7.000%, due 10/01/31 to 09/01/62. The aggregate market value of the collateral, including accrued interest, was $ 9,078,000,327.

Fixed Income Clearing Corporation / Morgan Stanley & Co. LLC
7,000,000,000	4.350	06/02/25	$7,000,000,000
Maturity Value: $ 7,002,537,500
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 8.500%, due 07/01/26 to 06/01/55, Federal National Mortgage Association, 1.500% to 7.500%, due 06/01/25 to 09/01/61, U.S. Treasury Bonds, 4.500% to 4.750%, due 08/15/39 to 02/15/45 and U.S. Treasury Notes, 3.375% to 3.750%, due 09/15/27 to 12/31/28. The aggregate market value of the collateral, including accrued interest, was $ 7,140,000,002.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
800,000,000	4.340	06/02/25	$800,000,000
Maturity Value: $ 800,289,333
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 4.375%, due 05/15/41. The market value of the collateral, including accrued interest, was $ 816,000,000.
2,200,000,000	4.340	06/02/25	$2,200,000,000
Maturity Value: $ 2,200,795,667
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Bonds, 1.125% to 4.375%, due 08/15/40 to 05/15/41. The aggregate market value of the collateral, including accrued interest, was $ 2,244,000,000.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / State Street Bank and Trust Company – (continued)
$1,000,000,000	4.350%	06/02/25	$1,000,000,000
Maturity Value: $ 1,000,362,500
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 05/01/37 to 04/01/55 and Federal National Mortgage Association, 1.500% to 7.500%, due 11/01/31 to 11/01/61. The aggregate market value of the collateral, including accrued interest, was $ 1,026,489,752.

HSBC Bank PLC
1,424,000,000	4.340	06/11/25	$1,424,000,000
Maturity Value: $ 1,463,312,699
Settlement Date: 10/25/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 12/26/25, U.S. Treasury Bonds, 1.625% to 4.500%, due 05/15/38 to 02/15/53, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 01/15/28 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 07/15/26 to 01/15/35, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.500% to 5.000%, due 08/31/25 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $1,453,005,381.

HSBC Securities (USA), Inc.
600,000,000	4.350	06/02/25	$600,000,000
Maturity Value: $ 600,217,500
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 1.950% to 4.490%, due 11/21/33 to 04/04/42, Federal Home Loan Bank, 4.625%, due 09/11/26, Federal Home Loan Mortgage Corp., 0.375% to 7.000%, due 09/23/25 to 06/01/55, Federal National Mortgage Association, 1.500% to 7.000%, due 01/01/27 to 03/01/57, Government National Mortgage Association, 2.500% to 7.500%, due 11/20/35 to 04/20/55, Tennessee Valley Authority, 0.000%, due 01/15/37, U.S. Treasury Bonds, 3.000% to 3.875%, due 02/15/43 to 05/15/45 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/49. The aggregate market value of the collateral, including accrued interest, was $ 616,487,917.

961,000,000	4.330	06/11/25	$961,000,000
Maturity Value: $ 987,585,002
Settlement Date: 10/24/24

Collateralized by a U.S. Treasury Bond, 4.625%, due 11/15/44, U.S. Treasury Floating Rate Notes, 4.451% to 4.546%, due 10/31/25 to 10/31/26, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 3.625%, due 04/15/28 to 02/15/51, U.S. Treasury Inflation- Indexed Notes, 0.125% to 0.750%, due 10/15/25 to 07/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/28 to 02/15/29, a U.S. Treasury Note, 4.125%, due 06/15/26 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/25 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $ 980,573,716.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Securities (USA), Inc. – (continued)
$3,210,000,000	4.340%		06/11/25	$3,210,000,000
Maturity Value: $ 3,299,006,200
Settlement Date: 10/24/24

Collateralized by Federal Farm Credit Bank, 1.400% to 5.060%, due 05/28/30 to 08/24/46, Federal Home Loan Bank, 1.600% to 5.900%, due 09/04/26 to 09/25/45, Federal Home Loan Mortgage Corp., 0.000% to 8.000%, due 08/28/25 to 06/01/55, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 07/15/25 to 07/15/32, Federal National Mortgage Association, 0.000% to 7.500%, due 06/17/25 to 06/01/63, Federal National Mortgage Association Stripped Securities, 0.000%, due 11/15/25 to 07/15/37, Government National Mortgage Association, 2.000% to 8.000%, due 02/20/31 to 05/20/55, Tennessee Valley Authority, 0.000%, due 06/15/35 to 01/15/38, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/40 to 11/15/53 and a U.S. Treasury Note, 4.250%, due 01/31/30. The aggregate market value of the collateral, including accrued interest, was $ 3,300,928,139.

Ing Financial Markets LLC
600,000,000	4.350		06/02/25	$600,000,000
Maturity Value: $ 600,217,500
Settlement Date: 05/30/25

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 5.500%, due 11/01/52 to 12/01/54 and Federal National Mortgage Association, 2.000% to 5.500%, due 04/01/51 to 12/01/54. The aggregate market value of the collateral, including accrued interest, was $ 612,000,000.

J.P. Morgan Securities LLC
250,000,000	4.230		06/02/25	$250,000,000
Maturity Value: $ 250,088,125
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 2.090% to 4.490%, due 11/17/36 to 06/18/40, Federal Home Loan Mortgage Corp., 3.500% to 6.000%, due 05/01/35 to 04/01/55 and Federal National Mortgage Association Stripped Security, 0.000%, due 05/15/30. The aggregate market value of the collateral, including accrued interest, was $256,271,870.

27,400,000	4.340		06/02/25	$27,400,000
Maturity Value: $ 27,409,910
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Notes, 1.125% to 1.625%, due 11/30/26 to 02/29/28. The aggregate market value of the collateral, including accrued interest, was $ 27,958,145.
3,445,000,000	4.350	(d)	06/12/25	$3,445,000,000
Maturity Value: $ 3,457,488,121
Settlement Date: 05/13/25

Collateralized by Federal Farm Credit Bank, 2.020% to 5.440%, due 11/14/30 to 07/02/40, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 07/01/34 to 06/01/55 and Government National Mortgage Association, 2.500% to 7.500%, due 01/20/28 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 3,556,133,461.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

J.P. Morgan Securities LLC – (continued)
$985,000,000	4.350	%(d)	06/13/25	$985,000,000
Maturity Value: $ 995,949,914
Settlement Date: 03/13/25

Collateralized by Federal Farm Credit Bank, 4.980%, due 06/09/42, Federal Home Loan Bank, 4.030% to 4.080%, due 05/25/33 to 09/27/35, Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 05/01/31 to 05/01/55, Federal National Mortgage Association, 2.000% to 7.000%, due 03/01/30 to 05/01/56 and Government National Mortgage Association, 2.000% to 7.500%, due 04/20/27 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 1,018,211,495.

840,000,000	4.350	(d)	07/10/25	$840,000,000
Maturity Value: $ 858,371,495
Settlement Date: 01/10/25

Collateralized by Federal Farm Credit Bank, 2.900%, due 12/09/41, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 12/17/29 to 05/01/55, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 07/15/32, Federal National Mortgage Association, 6.500%, due 02/01/55, Government National Mortgage Association, 3.000% to 7.500%, due 01/20/34 to 05/20/55 and Tennessee Valley Authority, 2.875%, due 02/01/27. The aggregate market value of the collateral, including accrued interest, was $ 866,470,081.

987,000,000	4.350	(d)	07/28/25	$987,000,000
Maturity Value: $ 1,008,586,506
Settlement Date: 01/28/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/01/34 to 06/01/55, Federal National Mortgage Association, 2.000% to 7.000%, due 04/01/40 to 07/01/60 and Government National Mortgage Association, 5.000% to 5.500%, due 04/20/55 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 1,020,521,971.

1,974,000,000	4.350	(d)	08/06/25	$1,974,000,000
Maturity Value: $ 2,017,173,013
Settlement Date: 02/06/25

Collateralized by Federal Farm Credit Bank, 1.950% to 5.130%, due 05/22/28 to 12/22/45, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 04/01/33 to 06/01/55, Federal National Mortgage Association, 6.000%, due 06/01/40, Federal National Mortgage Association Stripped Security, 0.000%, due 02/06/37 and Government National Mortgage Association, 2.000% to 7.500%, due 09/20/30 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $ 2,040,589,175.

Joint Account I
1,525,000,000	4.340		06/02/25	$1,525,000,000
Maturity Value: $ 1,525,551,542
Settlement Date: 05/30/25

Joint Account III
1,172,000,000	4.353		06/02/25	$1,172,000,000
Maturity Value: $ 1,172,425,117
Settlement Date: 05/30/25

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Mizuho Securities USA LLC
$1,400,000,000	4.350%	06/02/25	$1,400,000,000
Maturity Value: $ 1,400,507,500
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 0.650% to 5.280%, due 06/02/25 to 12/09/41, Federal Home Loan Bank, 0.670% to 5.625%, due 07/25/25 to 09/23/41, Federal Home Loan Mortgage Corp., 0.750% to 8.000%, due 07/21/25 to 05/01/55, Federal National Mortgage Association, 0.650% to 8.500%, due 09/01/25 to 06/01/55, Government National Mortgage Association, 1.500% to 8.500%, due 06/20/26 to 05/20/55 and U.S. Treasury Bonds, 1.125% to 6.500%, due 11/15/26 to 05/15/55. The aggregate market value of the collateral, including accrued interest, was $ 1,428,162,944.

Nomura Securities International, Inc.
16,900,000	4.350	06/02/25	$16,900,000
Maturity Value: $ 16,906,126
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 4.375% to 4.940%, due 04/17/26 to 02/17/38, Federal Home Loan Bank, 3.250%, due 11/16/28, Federal Home Loan Mortgage Corp., 3.000% to 4.050%, due 08/28/25 to 11/01/49, Federal National Mortgage Association, 0.500% to 7.125%, due 11/07/25 to 04/01/53, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/43 to 05/15/49 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/25. The aggregate market value of the collateral, including accrued interest, was $ 17,259,874.

7,000,000,000	4.350	06/02/25	$7,000,000,000
Maturity Value: $ 7,002,537,500
Settlement Date: 05/30/25

Collateralized by Federal Farm Credit Bank, 0.700% to 5.770%, due 10/10/25 to 04/08/38,Federal Home Loan Bank, 1.625% to 5.500%, due 09/04/26 to 07/15/36,Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 07/21/25 to 12/01/54,Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 09/15/30 to 07/15/32,Federal National Mortgage Association, 0.375% to 7.250%, due 08/25/25 to 03/01/62, Federal National Mortgage Association Stripped Securities, 0.000%, due 03/23/28 to 08/06/38, Government National Mortgage Association, 1.500% to 8.000%, due 01/20/28 to 05/20/55, Tennessee Valley Authority, 0.000% to 6.750%, due 11/01/25 to 09/15/65, U.S. Treasury Bills, 0.000%, due 06/03/25 to 05/14/26, U.S. Treasury Bonds, 1.875% to 6.875%, due 08/15/25 to 11/15/54, U.S. Treasury Floating Rate Notes, 4.399% to 4.546%, due 07/31/25 to 04/30/27, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 3.875%, due 01/15/26 to 02/15/55, U.S. Treasury Inflation- Indexed Notes, 0.125% to 2.375%, due 07/15/25 to 01/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/25 to 05/15/54, U.S. Treasury Notes, 0.000% to 5.000%, due 05/31/25 to 05/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/25 to 11/15/54. The aggregate market value of the collateral, including accrued interest, was $ 7,155,703,238.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The)
$5,163,750	4.380%	06/02/25	$5,163,750
Maturity Value: $5,165,635
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 2.375%, due 05/15/51. The market value of the collateral, including accrued interest, was $ 5,267,025.
5,387,500	4.380	06/02/25	$5,387,500
Maturity Value: $5,389,466
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $5,495,250.
6,656,250	4.380	06/02/25	$6,656,250
Maturity Value: $6,658,680
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/50. The market value of the collateral, including accrued interest, was $ 6,789,375.
12,337,500	4.380	06/02/25	$12,337,500
Maturity Value: $12,342,003
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/42. The market value of the collateral, including accrued interest, was $12,584,250.
12,562,500	4.380	06/02/25	$12,562,500
Maturity Value: $12,567,085
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/52. The market value of the collateral, including accrued interest, was $ 12,813,750.
13,756,250	4.380	06/02/25	$13,756,250
Maturity Value: $13,761,271
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $ 14,031,375.
14,437,500	4.380	06/02/25	$14,437,500
Maturity Value: $14,442,770
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/49. The market value of the collateral, including accrued interest, was $ 14,726,250.
14,535,000	4.380	06/02/25	$14,535,000
Maturity Value: $14,540,305
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $ 14,825,700.
17,036,250	4.380	06/02/25	$17,036,250
Maturity Value: $17,042,468
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $ 17,376,975.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$17,062,500	4.380%	06/02/25	$17,062,500
Maturity Value: $17,068,728
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/51. The market value of the collateral, including accrued interest, was $ 17,403,750.
17,712,500	4.380	06/02/25	$17,712,500
Maturity Value: $17,718,965
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/50. The market value of the collateral, including accrued interest, was $ 18,066,750.
17,955,000	4.380	06/02/25	$17,955,000
Maturity Value: $17,961,554
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $ 18,314,100.
19,862,500	4.380	06/02/25	$19,862,500
Maturity Value: $19,869,750
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/49. The market value of the collateral, including accrued interest, was $ 20,259,750.
20,531,250	4.380	06/02/25	$20,531,250
Maturity Value: $20,538,744
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $ 20,941,875.
22,125,000	4.380	06/02/25	$22,125,000
Maturity Value: $22,133,076
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $ 22,567,500.
22,668,750	4.380	06/02/25	$22,668,750
Maturity Value: $22,677,024
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 1.625%, due 11/15/50. The market value of the collateral, including accrued interest, was $ 23,122,125.
24,000,000	4.380	06/02/25	$24,000,000
Maturity Value: $24,008,760
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $24,480,000.
25,181,250	4.380	06/02/25	$25,181,250
Maturity Value: $25,190,441
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/48. The market value of the collateral, including accrued interest, was $25,684,875.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$26,325,000	4.380%	06/02/25	$26,325,000
Maturity Value: $26,334,609
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $26,851,500.
27,625,000	4.380	06/02/25	$27,625,000
Maturity Value: $27,635,083
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/50. The market value of the collateral, including accrued interest, was $ 28,177,500.
29,181,250	4.380	06/02/25	$29,181,250
Maturity Value: $29,191,901
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/51. The market value of the collateral, including accrued interest, was $ 29,764,875.
29,750,000	4.380	06/02/25	$29,750,000
Maturity Value: $29,760,859
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/48. The market value of the collateral, including accrued interest, was $30,345,000.
31,093,750	4.380	06/02/25	$31,093,750
Maturity Value: $31,105,099
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/52. The market value of the collateral, including accrued interest, was $31,715,625.
31,392,500	4.380	06/02/25	$31,392,500
Maturity Value: $31,403,958
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/51. The market value of the collateral, including accrued interest, was $32,020,350.
38,125,000	4.380	06/02/25	$38,125,000
Maturity Value: $38,138,916
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $ 38,887,500.
38,875,000	4.380	06/02/25	$38,875,000
Maturity Value: $38,889,189
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $ 39,652,500.
39,000,000	4.380	06/02/25	$39,000,000
Maturity Value: $39,014,235
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/51. The market value of the collateral, including accrued interest, was $ 39,780,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$39,025,000	4.380%		06/02/25	$39,025,000
Maturity Value: $39,039,244
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/49. The market value of the collateral, including accrued interest, was $39,805,500.
41,325,000	4.380		06/02/25	$41,325,000
Maturity Value: $41,340,084
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $42,151,500.
49,560,000	4.380		06/02/25	$49,560,000
Maturity Value: $49,578,089
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 4.000%, due 11/15/52. The market value of the collateral, including accrued interest, was $50,551,200.
77,187,500	4.380		06/02/25	$77,187,500
Maturity Value: $77,215,673
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/48. The market value of the collateral, including accrued interest, was $78,731,250.
162,562,500	4.380		06/02/25	$162,562,500
Maturity Value: $162,621,835
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $165,813,750.

Royal Bank of Canada
1,500,000,000	4.350		06/02/25	$1,500,000,000
Maturity Value: $1,500,543,750
Settlement Date: 05/30/25
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 08/01/52 to 10/01/54 and Federal National
Mortgage Association, 2.000% to 6.000%, due 05/01/42 to 04/01/55. The aggregate market value of the collateral, including accrued interest, was $1,530,000,002.
5,000,000,000	4.350		06/02/25	$5,000,000,000
Maturity Value: $5,001,812,500
Settlement Date: 05/30/25
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 01/01/27 to 05/01/55 and Federal National
Mortgage Association, 1.500% to 7.000%, due 10/01/34 to 05/01/55. The aggregate market value of the collateral, including accrued interest, was $5,100,000,005.
1,210,000,000	4.240	(d)	11/03/25	$1,210,000,000
Maturity Value: $1,235,366,982
Settlement Date: 05/09/25

Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 09/01/53 and Federal National Mortgage Association, 1.500% to 7.500%, due 04/01/26 to 06/01/63. The aggregate market value of the collateral, including accrued interest, was $1,234,200,002.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Royal Bank of Canada – (continued)
$492,000,000	4.270	%(d)	11/10/25	$492,000,000
Maturity Value: $502,562,556
Settlement Date: 05/13/25
Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 6.000%, due 07/01/53 to 10/01/54 and Federal National
Mortgage Association, 2.000% to 6.500%, due 09/01/50 to 10/01/54. The aggregate market value of the collateral, including accrued interest, was $501,840,000.
1,965,000,000	4.300	(d)	11/14/25	$1,965,000,000
Maturity Value: $2,004,430,985
Settlement Date: 05/30/25
Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 05/01/31 to 06/01/55 and Federal National
Mortgage Association, 1.500% to 7.500%, due 10/01/27 to 06/01/63. The aggregate market value of the collateral, including accrued interest, was $2,004,300,004.

Societe Generale
425,000,000	4.330		06/11/25	$425,000,000
Maturity Value: $434,252,370
Settlement Date: 12/12/24
Collateralized by a U.S. Treasury Note, 4.250%, due 01/15/28. The market value of the collateral, including accrued interest, was $433,500,084.
425,000,000	4.330		06/11/25	$425,000,000
Maturity Value: $427,555,903
Settlement Date: 04/22/25
Collateralized by U.S. Treasury Notes, 4.250% to 4.625%, due 01/15/28 to 04/30/31. The aggregate market value of the collateral, including accrued interest, was $433,500,024.
425,000,000	4.330	(d)	06/11/25	$425,000,000
Maturity Value: $426,175,715
Settlement Date: 05/19/25
Collateralized by a U.S. Treasury Note, 4.625%, due 04/30/31. The market value of the collateral, including accrued interest, was $433,500,067.

The Northwestern Mutual Life Insurance Company
273,750,000	4.380		06/02/25	$273,750,000
Maturity Value: $273,849,919
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 1.250%, due 03/31/28. The market value of the collateral, including accrued interest, was $279,225,000.
398,430,000	4.380		06/02/25	$398,430,000
Maturity Value: $398,575,427
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 4.250%, due 02/15/54. The market value of the collateral, including accrued interest, was $406,398,600.

Wells Fargo Securities, LLC
3,700,000,000	4.350		06/02/25	$3,700,000,000
Maturity Value: $3,701,341,250
Settlement Date: 05/30/25
Collateralized by Government National Mortgage Association, 1.500% to 7.500%, due 11/20/27 to 05/20/55. The aggregate market value of the collateral, including accrued interest, was $3,811,000,003.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Wells Fargo Securities, LLC – (continued)
$740,000,000	4.310%	07/07/25	$740,000,000
Maturity Value: $756,124,189
Settlement Date: 01/06/25
Collateralized by Federal National Mortgage Association, 1.500% to 7.000%, due 12/01/25 to 05/01/55. The aggregate market value of the collateral, including accrued interest, was $762,200,000.

TOTAL REPURCHASE AGREEMENTS			$137,119,406,936

TOTAL INVESTMENTS - 101.4%			$249,148,038,054

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%			(3,412,428,846)

NET ASSETS - 100.0%			$245,735,609,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.
(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on May 31, 2025. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments May 31, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 108.2%

United States Treasury Bills
$241,036,800	4.280	%(a)	06/05/25	$240,924,654
2,867,736,000	4.300		06/05/25	2,866,401,742
3,588,264,000	4.310		06/05/25	3,586,594,506
75,000,000	4.265		06/10/25	74,920,015
146,853,800	4.293		06/10/25	146,697,185
4,500,000,000	4.298		06/10/25	4,495,200,902
100,127,100	4.301		06/10/25	100,020,318
75,000,000	4.269		06/12/25	74,904,151
800,000,000	4.284		06/12/25	798,977,609
249,872,900	4.290		06/12/25	249,553,565
109,828,500	4.297		06/12/25	109,688,140
2,591,767,900	4.304		06/12/25	2,588,455,648
720,560,000	4.305		06/12/25	719,639,132
250,066,200	4.309		06/12/25	249,746,618
680,668,700	4.310		06/12/25	679,798,813
131,271,800	4.311		06/12/25	131,104,036
100,000,000	4.288		06/17/25	99,812,397
5,320,824,500	4.293		06/17/25	5,310,842,454
655,125,500	4.317		06/17/25	653,896,462
1,511,430,800	4.305		06/20/25	1,508,060,055
4,105,969,100	4.316		06/20/25	4,096,812,099
175,000,000	4.276		06/24/25	174,528,221
7,189,456,000	4.293		06/24/25	7,170,074,071
1,992,800	4.312		06/24/25	1,987,428
6,000,000,000	4.288	(a)	07/01/25	5,979,949,662
97,238,400	4.297		07/01/25	96,913,456
55,169,100	4.304		07/01/25	54,984,740
260,385,900	4.306		07/01/25	259,515,762
1,725,572,600	4.312		07/01/25	1,719,806,214
38,996,200	4.305		07/03/25	38,849,521
1,823,327,700	4.310		07/03/25	1,816,469,485
450,000,000	4.311		07/03/25	448,307,382
1,089,830,900	4.315		07/03/25	1,085,731,640
991,929,100	4.297		07/08/25	987,667,663
1,154,461,400	4.305		07/10/25	1,149,169,863
2,151,085,400	4.310		07/10/25	2,141,225,783
2,958,493,800	4.315		07/10/25	2,944,933,383
537,640,500	4.300		07/22/25	534,442,791
999,218,500	4.302		07/22/25	993,275,476
542,924,700	4.303		07/22/25	539,695,562
24,684,000	4.305		07/22/25	24,537,188
801,303,700	4.308		07/22/25	796,537,808
1,140,432,900	4.317		07/22/25	1,133,649,979
446,527,200	4.297		07/29/25	443,515,009
145,306,100	4.303		07/29/25	144,325,892
553,896,600	4.308		07/29/25	550,160,115
229,439,900	4.313		07/29/25	227,892,140
76,837,500	4.266		08/05/25	76,256,166
16,439,400	4.271		08/05/25	16,315,023
77,077,400	4.274		08/05/25	76,494,251
56,788,500	4.277		08/05/25	56,358,852
645,800,500	4.297		08/05/25	640,914,526
64,321,900	4.302		08/05/25	63,835,256
163,880,600	4.307		08/05/25	162,640,718
174,999,600	4.308		08/05/25	173,675,594
146,626,300	4.312		08/05/25	145,516,960
258,886,500	4.318		08/05/25	256,927,826
26,849,800	4.327		08/05/25	26,646,661

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$318,281,300	4.332%		08/05/25	$315,873,259
110,141,300	4.323		08/12/25	109,213,213
25,141,900	4.326		08/12/25	24,930,046
125,898,600	4.329		08/12/25	124,837,737
210,767,500	4.339		08/12/25	208,991,503
46,446,300	4.392		08/14/25	46,036,325
221,751,800	4.397		08/14/25	219,794,427
324,508,600	4.402		08/14/25	321,644,207
182,874,700	4.408		08/14/25	181,260,490
598,390,700	4.323		08/19/25	592,857,305
42,644,000	4.326		08/19/25	42,249,666
24,396,400	4.328		08/19/25	24,170,803
149,807,100	4.329		08/19/25	148,421,815
34,852,100	4.331		08/19/25	34,529,818
216,996,800	4.334		08/19/25	214,990,203
140,224,000	4.339		08/19/25	138,927,331
453,939,600	4.344		08/19/25	449,741,963
21,985,200	4.340		08/21/25	21,774,584
103,445,400	4.343		08/21/25	102,454,404
397,732,200	4.345		08/21/25	393,921,969
206,595,900	4.351		08/21/25	204,616,734
332,394,800	4.392		08/21/25	329,210,494
30,016,200	4.294		08/26/25	29,715,122
69,156,100	4.302		08/26/25	68,462,430
854,134,900	4.307		08/26/25	845,567,497
93,287,500	4.308		08/26/25	92,351,779
190,643,800	4.310		08/26/25	188,731,547
387,383,600	4.313		08/26/25	383,497,948
806,097,000	4.318		08/26/25	798,011,442
1,024,799,700	4.329		08/26/25	1,014,520,444
563,740,000	4.351		08/28/25	557,877,289
374,170,700	4.353		08/28/25	370,279,447
250,694,400	4.356		08/28/25	248,087,260
517,851,100	4.361		08/28/25	512,465,618
227,496,200	4.307		09/02/25	225,030,097
480,101,000	4.308		09/02/25	474,896,612
501,717,800	4.317		09/02/25	496,279,081
119,707,200	4.323		09/02/25	118,409,551
53,236,400	4.329		09/02/25	52,659,307
421,091,900	4.356	(a)	09/04/25	416,568,086
17,256,700	4.349		09/09/25	17,053,348
17,256,700	4.352		09/09/25	17,053,347
145,774,400	4.360		09/09/25	144,056,598
79,480,000	4.369		09/09/25	78,543,410
23,850,500	4.350		09/16/25	23,549,855
278,196,200	4.360		09/16/25	274,689,424
29,673,200	4.381		09/16/25	29,299,157
518,407,200	4.245		09/18/25	511,971,750
99,474,500	4.344		09/23/25	98,142,689
115,295,500	4.349		09/23/25	113,751,870
26,168,800	4.350		09/23/25	25,818,440
971,571,300	0.000	(a)	09/30/25	958,018,424
534,215,100	4.213		10/02/25	526,783,535
14,021,100	4.224		10/02/25	13,826,050
18,694,800	4.239		10/02/25	18,434,733
131,442,600	4.187		10/16/25	129,413,352
59,885,700	4.189		10/16/25	58,961,168
255,076,600	4.194		10/16/25	251,138,655
21,834,900	4.200		10/16/25	21,497,807

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$722,843,300	4.203%		10/16/25	$711,683,841
11,608,200	4.210		10/16/25	11,428,989
12,316,600	4.187		10/30/25	12,105,689
479,274,000	4.208		10/30/25	471,066,864
29,933,500	4.220		10/30/25	29,420,916
62,422,500	4.226		10/30/25	61,353,571
2,456,700	4.227		10/30/25	2,414,631
11,608,200	4.229		10/30/25	11,409,420
5,442,500	4.240		10/30/25	5,349,302
5,692,500	4.256		10/30/25	5,595,021
12,318,500	4.272		10/30/25	12,107,557
31,387,200	4.279		10/30/25	30,849,722
51,614,500	4.290		10/30/25	50,730,648
37,664,600	4.296		10/30/25	37,019,628
58,124,400	4.302		10/30/25	57,129,072
15,112,300	4.314		10/30/25	14,853,515
11,624,900	4.317		10/30/25	11,425,834
17,437,300	4.320		10/30/25	17,138,702
704,949,300	4.337		10/30/25	692,877,677
17,286,800	4.256		11/13/25	16,961,160
8,471,700	4.282		11/20/25	8,303,435
114,311,800	4.292		11/20/25	112,041,336
114,311,800	4.295		11/20/25	112,041,336
4,650,100	4.297		11/20/25	4,557,740
6,500,600	4.301		11/20/25	6,371,485
338,046,400	4.310		11/20/25	331,332,112
4,735,900	4.321		11/20/25	4,641,835
10,450,100	4.298		11/28/25	10,182,223
17,914,500	4.304		11/28/25	17,541,971
100,022,000	4.308		11/28/25	97,942,058
729,748,900	4.309		11/28/25	714,573,888
29,857,300	4.312	(a)	11/28/25	29,236,422
14,928,600	4.317	(a)	11/28/25	14,618,162
997,910,000	4.304		12/26/25	974,443,591
10,968,600	4.238		01/22/26	10,680,431
490,922,800	4.254		01/22/26	478,025,196
585,015,200	4.166		03/19/26	566,359,798
649,172,000	4.029		04/16/26	627,197,891
496,019,900	4.149		05/14/26	477,230,251
United States Treasury Floating Rate Note
167,447,600	4.987		07/31/25	166,186,723
235,177,200	4.989		07/31/25	233,406,321
136,993,200	5.075		07/31/25	135,961,644
25,132,100	4.275		08/15/25	25,015,571
78,933,700	4.281		08/15/25	78,567,711
150,290,500	4.285		08/15/25	149,593,654
17,142,700	4.288		08/15/25	17,063,215
5,534,500	4.289		08/15/25	5,520,529
40,172,900	4.290		08/15/25	40,071,488
46,913,400	4.292		08/15/25	46,695,878
124,518,100	4.296		08/15/25	123,940,752
18,639,600	4.299		08/15/25	18,592,547
75,908,000	4.301		08/15/25	75,556,040
7,441,600	4.394		08/15/25	7,422,815
68,640,100	4.460		08/15/25	68,466,826
36,186,600	4.164		11/30/25	35,960,054
24,213,700	4.185		11/30/25	24,293,833
8,960,400	4.192		11/30/25	8,794,292
54,347,600	4.200		11/30/25	54,527,459

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$57,067,800	4.211%		12/31/25	$57,063,202
104,884,700	4.216		12/31/25	103,218,691
47,375,800	4.226		12/31/25	47,371,983
94,753,500	4.231		12/31/25	93,717,343
28,426,500	4.240		12/31/25	28,424,209
47,376,000	4.251		12/31/25	46,343,661
18,950,400	4.274		12/31/25	18,537,464
85,421,100	4.276		12/31/25	85,414,217
38,045,200	4.281		12/31/25	38,042,134
38,045,200	4.283		12/31/25	38,042,134
72,958,900	4.291		12/31/25	72,953,021
61,588,600	4.300		12/31/25	61,227,745
28,425,500	4.310		12/31/25	28,156,290
18,950,300	4.312		12/31/25	18,948,773
47,375,800	4.315		12/31/25	47,371,983
99,879,000	4.036		03/31/26	97,214,458
20,156,700	4.044		03/31/26	19,618,966
35,308,000	4.051		03/31/26	35,421,850
38,203,100	4.062		03/31/26	37,183,929
47,887,800	4.122		03/31/26	48,042,214
47,887,800	4.123		03/31/26	46,610,264
19,155,100	4.132		03/31/26	19,216,865
46,538,700	3.860		04/30/26	45,238,697
77,211,400	3.863		04/30/26	77,842,280
178,900,400	3.865		04/30/26	173,903,032
89,612,400	3.875		04/30/26	87,109,185
55,151,000	3.894		04/30/26	55,601,628
89,612,400	3.955		04/30/26	87,109,185
303,783,900	3.960		04/30/26	306,266,060
87,908,600	3.966		04/30/26	88,626,884
24,536,800	3.976		04/30/26	24,737,286
98,147,100	4.014		04/30/26	98,949,041
59,927,400	4.022		04/30/26	58,253,400
52,745,100	3.938		05/15/26	52,592,511
56,510,600	3.904		05/31/26	54,782,317
19,674,500	3.934		05/31/26	19,072,788
44,577,700	4.197		06/30/26	43,029,752
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
1,025,641,500	4.424	(b)	07/31/25	1,025,631,559
427,978,700	4.425	(b)	07/31/25	427,974,552
235,439,800	4.426	(b)	07/31/25	235,437,518
92,935,600	4.427	(b)	07/31/25	92,934,699
1,140,285,400	4.428	(b)	07/31/25	1,140,274,348
477,514,200	4.429	(b)	07/31/25	477,509,572
225,611,700	4.430	(b)	07/31/25	225,609,513
817,721,500	4.431	(b)	07/31/25	817,713,575
63,885,000	4.432	(b)	07/31/25	63,884,381
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.150%)
350,040,200	4.451	(b)	04/30/26	350,039,725
1,499,500	4.454	(b)	04/30/26	1,499,498
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.170%)
256,984,100	4.470	(b)	10/31/25	256,932,985
322,217,300	4.471	(b)	10/31/25	322,153,210
280,220,800	4.472	(b)	10/31/25	280,165,063
264,287,600	4.473	(b)	10/31/25	264,235,032
464,281,300	4.474	(b)	10/31/25	464,188,953

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued) May 31, 2025

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
$1,213,271,900	4.478	%(b)	10/31/25	$1,213,030,576
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
519,281,400	4.479	(b)	07/31/26	519,673,573
138,440,200	4.485	(b)	07/31/26	138,544,753
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
2,277,255,000	4.542	(b)	01/31/26	2,277,807,458
1,031,300,700	4.543	(b)	01/31/26	1,031,550,892
709,800	4.545	(b)	01/31/26	709,972
1,011,686,100	4.546	(b)	01/31/26	1,011,931,533
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.250%)
556,922,300	4.503	(b)	10/31/26	557,121,548
58,733,000	4.505	(b)	10/31/26	58,754,013
235,319,900	4.506	(b)	10/31/26	235,404,089
United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
2,887,446,600	4.460	(b)	04/30/27	2,888,245,018

TOTAL INVESTMENTS - 108.2%				$103,307,734,355

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2)%				(7,830,391,640)

NET ASSETS - 100.0%				$95,477,342,715

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 42.2%

United States Treasury Bills
$300,675,500	4.318%		08/05/25	$298,394,222
31,276,300	4.323		08/05/25	31,039,001
5,879,200	4.331		08/19/25	5,824,769
625,007,200	4.334		08/19/25	619,220,734
108,605,300	4.339		08/19/25	107,599,806
376,525,700	4.344		08/19/25	373,039,735
65,130,500	4.382		08/21/25	64,502,620
293,893,700	4.387		08/21/25	291,060,468
301,672,900	4.392		08/21/25	298,764,674
34,948,800	4.318		08/26/25	34,597,440
49,718,700	4.321		08/26/25	49,218,850
236,552,600	4.323		08/26/25	234,174,403
858,514,500	4.329		08/26/25	849,883,368
21,013,800	4.330		08/28/25	20,795,161
31,668,800	4.335		08/28/25	31,339,300
155,473,200	4.345		08/28/25	153,855,570
47,630,300	4.351		08/28/25	47,134,728
64,117,700	4.361		08/28/25	63,450,584
115,502,200	4.366		08/28/25	114,300,451
109,768,700	4.377		08/28/25	108,626,605
352,767,500	4.303		09/02/25	348,944,537
510,325,500	4.308		09/02/25	504,795,071
2,184,300	4.318		09/02/25	2,160,629
183,522,800	4.323		09/02/25	181,533,952
128,287,200	4.329		09/02/25	126,896,944
83,207,000	4.334		09/02/25	82,305,281
119,338,100	4.356	(a)	09/04/25	118,056,044
22,345,100	4.313		09/09/25	22,083,939
530,883,400	4.318		09/09/25	524,678,637
19,437,400	4.323		09/09/25	19,210,223
69,521,800	4.360		09/09/25	68,709,256
39,390,500	4.369		09/09/25	38,930,119
149,414,900	4.360		09/16/25	147,530,731
14,151,600	4.381		09/16/25	13,973,144
70,333,000	4.245		09/18/25	69,459,894
23,055,300	4.334		09/23/25	22,746,500
16,516,700	4.339		09/23/25	16,295,477
344,161,800	4.344		09/23/25	339,552,137
9,436,000	4.349		09/23/25	9,309,615
345,142,200	4.350		09/23/25	340,519,405
13,620,800	4.337	(a)	09/30/25	13,430,800
501,041,100	4.339	(a)	09/30/25	494,051,966
86,594,300	4.213		10/02/25	85,389,904
7,315,500	4.224		10/02/25	7,213,752
143,397,800	4.187		10/16/25	141,185,497
27,920,700	4.189		10/16/25	27,489,947
24,393,700	4.192		10/16/25	24,017,360
261,765,600	4.203		10/16/25	257,727,150
189,753,800	4.192		10/23/25	186,679,278
29,508,500	4.197		10/23/25	29,030,383
4,742,800	4.187		10/30/25	4,661,514
226,014,900	4.208		10/30/25	222,141,298
27,256,500	4.220		10/30/25	26,789,359
16,006,800	4.226		10/30/25	15,732,464
2,562,800	4.227		10/30/25	2,518,877
2,976,700	4.229		10/30/25	2,925,683
4,955,700	4.240		10/30/25	4,870,766
1,459,700	4.256		10/30/25	1,434,683

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$1,957,900	4.326%		10/30/25	$1,924,344
360,100,600	4.337		10/30/25	353,928,942
9,167,300	4.256		11/13/25	8,994,611
119,231,500	4.282		11/20/25	116,874,311
2,374,200	4.297		11/20/25	2,327,262
7,111,600	4.301		11/20/25	6,971,005
5,181,100	4.321		11/20/25	5,078,670
21,365,400	4.293		11/28/25	20,921,264
58,472,500	4.298		11/28/25	57,256,995
4,779,900	4.304		11/28/25	4,680,537
26,688,100	4.308		11/28/25	26,133,317
332,187,800	4.309		11/28/25	325,282,400
7,966,600	4.312	(a)	11/28/25	7,800,993
3,983,300	4.317	(a)	11/28/25	3,900,497
509,498,900	4.304		12/26/25	497,517,750
5,600,200	4.238		01/22/26	5,453,083
37,444,100	4.249		01/22/26	36,460,445
365,456,600	4.254		01/22/26	355,856,066
307,846,600	4.166		03/19/26	298,029,758
368,005,900	4.029		04/16/26	355,549,106
228,425,600	4.149		05/14/26	219,772,647
United States Treasury Floating Rate Note
8,581,000	4.275		08/15/25	8,541,308
78,365,600	4.285		08/15/25	78,003,115
827,300	4.287		08/15/25	825,284
4,623,400	4.289		08/15/25	4,612,132
104,837,100	4.290		08/15/25	104,581,599
24,461,900	4.292		08/15/25	24,348,750
65,014,100	4.296		08/15/25	64,713,373
15,571,200	4.299		08/15/25	15,533,251
6,216,500	4.394		08/15/25	6,201,350
35,589,300	4.460		08/15/25	35,502,564
11,437,000	4.185		11/30/25	11,475,055
9,525,000	4.200		11/30/25	9,556,693
27,455,400	4.211		12/31/25	27,453,188
51,300,500	4.216		12/31/25	50,480,703
22,792,500	4.226		12/31/25	22,790,663
45,585,900	4.231		12/31/25	45,087,427
13,676,000	4.240		12/31/25	13,674,898
22,792,500	4.251		12/31/25	22,295,864
9,117,000	4.274		12/31/25	8,918,346
41,096,200	4.276		12/31/25	41,092,889
18,303,600	4.281		12/31/25	18,302,125
18,303,500	4.283		12/31/25	18,302,025
35,100,500	4.291		12/31/25	35,097,672
29,630,300	4.300		12/31/25	29,456,693
13,675,500	4.310		12/31/25	13,545,983
9,117,000	4.312		12/31/25	9,116,265
22,792,500	4.315		12/31/25	22,790,663
45,755,000	4.227		01/31/26	45,189,283
57,106,700	4.228		01/31/26	55,683,937
46,993,800	4.036		03/31/26	45,739,834
9,520,700	4.044		03/31/26	9,266,653
15,702,100	4.051		03/31/26	15,752,498
19,505,200	4.062		03/31/26	18,984,730
23,787,800	4.122		03/31/26	23,864,150
23,787,800	4.123		03/31/26	23,153,055
9,515,100	4.132		03/31/26	9,545,640
21,615,100	3.860		04/30/26	21,011,278

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$35,738,000	3.863%		04/30/26	$36,037,683
82,880,400	3.865		04/30/26	80,565,121
40,871,400	3.875		04/30/26	39,729,650
200,000,000	3.891		04/30/26	201,677,112
25,527,200	3.894		04/30/26	25,741,260
40,871,400	3.955		04/30/26	39,729,650
141,592,200	3.960		04/30/26	142,779,530
40,171,600	3.966		04/30/26	40,508,461
11,748,100	3.976		04/30/26	11,846,614
46,992,300	4.014		04/30/26	47,386,357
28,196,300	4.022		04/30/26	27,408,631
24,103,000	3.938		05/15/26	24,033,271
26,649,300	3.904		05/31/26	25,834,275
9,278,100	3.934		05/31/26	8,994,345
19,993,900	4.197		06/30/26	19,299,618
United States Treasury Floating Rate Note (3M USD T-Bill + 0.125%)
55,199,200	4.426	(b)	07/31/25	55,195,847
317,268,800	4.431	(b)	07/31/25	317,249,527
United States Treasury Floating Rate Note (3M USD T-Bill + 0.150%)
128,563,600	4.451	(b)	04/30/26	128,563,480
379,200	4.454	(b)	04/30/26	379,199
United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
1,034,286,600	4.460	(b)	04/30/27	1,034,566,358
United States Treasury Floating Rate Note (3M USD T-Bill + 0.170%)
454,622,800	4.478	(b)	10/31/25	454,473,173
United States Treasury Floating Rate Note (3M USD T-Bill + 0.182%)
282,363,400	4.490	(b)	07/31/26	282,106,210
United States Treasury Floating Rate Note (3M USD T-Bill + 0.205%)
863,105,200	4.503	(b)	10/31/26	863,299,169
17,323,600	4.505	(b)	10/31/26	17,327,493
1,016,626,900	4.506	(b)	10/31/26	1,016,855,371
United States Treasury Floating Rate Note (3M USD T-Bill + 0.245%)
854,123,500	4.542	(b)	01/31/26	854,329,650
205,216,800	4.543	(b)	01/31/26	205,266,331
360,528,100	4.546	(b)	01/31/26	360,615,117

TOTAL U.S. TREASURY OBLIGATIONS				$18,424,808,147

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$18,424,808,147

Repurchase Agreements(c) – 58.2%

Barclays Bank PLC
200,000,000	4.340		06/02/25	$200,000,000
Maturity Value: $200,072,333
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 0.625%, due 02/15/43 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/28 to 08/15/42. The aggregate market value of the collateral, including accrued interest, was $204,073,779.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Bank PLC – (continued)
$290,000,000	4.330	%(d)	06/06/25	$290,000,000
Maturity Value: $294,150,787
Settlement Date: 02/07/25

Collateralized by U.S. Treasury Bonds, 3.625% to 4.250%, due 02/15/44 to 08/15/54, U.S. Treasury Inflation-Indexed Bonds, 1.750% to 2.125%, due 01/15/28 to 02/15/40, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 07/15/31 to 07/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/35 to 02/15/46 and U.S. Treasury Notes, 0.250% to 3.875%, due 06/30/25 to 08/31/31. The aggregate market value of the collateral, including accrued interest, was $296,717,144.

145,000,000	4.330	(d)	06/23/25	$145,000,000
Maturity Value: $145,558,089
Settlement Date: 05/22/25

Collateralized by a U.S. Treasury Bond, 1.375%, due 11/15/40, U.S. Treasury Inflation-Indexed Bonds, 1.500% to 2.125%, due 02/15/41 to 02/15/53, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/34 to 02/15/46, U.S. Treasury Notes, 2.000% to 4.125%, due 11/15/26 to 02/28/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/51 to 08/15/53. The aggregate market value of the collateral, including accrued interest, was $147,971,154.

440,000,000	4.330	(d)	07/03/25	$440,000,000
Maturity Value: $441,799,356
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 10/15/25 to 01/15/32 and U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 08/15/25 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $448,961,939.

425,000,000	4.330	(d)	07/09/25	$425,000,000
Maturity Value: $434,252,370
Settlement Date: 01/09/25

Collateralized by U.S. Treasury Bonds, 1.750% to 4.625%, due 08/15/39 to 05/15/54 and U.S. Treasury Notes, 4.625% to 4.875%, due 11/30/25 to 04/30/31. The aggregate market value of the collateral, including accrued interest, was $434,740,295.

145,000,000	4.330	(d)	07/10/25	$145,000,000
Maturity Value: $148,156,691
Settlement Date: 01/10/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.250%, due 08/15/40 to 11/15/48 and U.S. Treasury Notes, 0.000% to 4.250%, due 05/31/25 to 02/28/29. The aggregate market value of the collateral, including accrued interest, was $148,323,184.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas
$840,000,000	4.340%		06/02/25	$840,000,000
Maturity Value: $840,303,800
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Bills, 0.000%, due 06/20/25 to 11/20/25, U.S. Treasury Bonds, 2.000% to 4.125%, due 08/15/51 to 08/15/53, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 07/15/25 to 01/15/34, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/41 and U.S. Treasury Notes, 0.375% to 4.625%, due 07/31/25 to 02/29/32. The aggregate market value of the collateral, including accrued interest, was $856,800,004.

250,000,000	4.240	(d)	07/08/25	$250,000,000
Maturity Value: $255,329,445
Settlement Date: 01/08/25

Collateralized by U.S. Treasury Bills, 0.000%, due 06/10/25 to 06/17/25, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/48, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/27 to 08/15/51, U.S. Treasury Notes, 0.000% to 3.625%, due 05/31/25 to 09/15/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/40 to 11/15/53. The aggregate market value of the collateral, including accrued interest, was $255,000,050.

145,000,000	4.240	(d)	07/10/25	$145,000,000
Maturity Value: $148,091,078
Settlement Date: 01/10/25

Collateralized by U.S. Treasury Bonds, 2.000% to 6.375%, due 08/15/27 to 11/15/41, a U.S. Treasury Floating Rate Note, 4.546%, due 01/31/26, a U.S. Treasury Inflation-Indexed Bond, 0.875%, due 02/15/47, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 10/15/25 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/29 to 08/15/39, U.S. Treasury Notes, 0.500% to 4.125%, due 09/30/26 to 12/31/28 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/52. The aggregate market value of the collateral, including accrued interest, was $147,900,000.

140,000,000	4.270	(d)	07/14/25	$140,000,000
Maturity Value: $143,022,211
Settlement Date: 01/13/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/07/25, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 2.000%, due 01/15/26 to 02/15/47, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/29 to 08/15/39, U.S. Treasury Notes, 0.750% to 4.250%, due 08/31/26 to 02/15/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/45 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $142,800,010.

150,000,000	4.230	(d)	08/14/25	$150,000,000
Maturity Value: $152,696,625
Settlement Date: 03/14/25

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 0.875%, due 02/15/47, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/34 to 02/15/44, U.S. Treasury Notes, 0.750% to 4.125%, due 08/31/26 to 11/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/45 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $153,000,016.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$300,000,000	4.240	%(d)	09/18/25	$300,000,000
Maturity Value: $306,501,335
Settlement Date: 03/18/25

Collateralized by a U.S. Treasury Bond, 5.375%, due 02/15/31, a U.S. Treasury Floating Rate Note, 4.546%, due 01/31/26, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 04/15/26 to 01/15/33, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/29 to 11/15/39, U.S. Treasury Notes, 1.250% to 4.125%, due 12/31/26 to 05/15/29 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/43. The aggregate market value of the collateral, including accrued interest, was $306,000,000.

145,000,000	4.280	(d)	11/28/25	$145,000,000
Maturity Value: $148,154,717
Settlement Date: 05/29/25
Collateralized by U.S. Treasury Notes, 4.250% to 4.625%, due 06/30/26 to 12/31/26. The aggregate market value of the collateral, including accrued interest, was $147,900,027.

BofA Securities, Inc.
100,000,000	4.290		06/02/25	$100,000,000
Maturity Value: $100,035,750
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/31/26 to 11/15/49, U.S. Treasury Notes, 3.125% to 4.625%, due 08/31/29 to 02/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/41 to 08/15/48. The aggregate market value of the collateral, including accrued interest, was $102,000,001.

300,000,000	4.350	(d)	07/15/25	$300,000,000
Maturity Value: $303,334,999
Settlement Date: 04/14/25

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/27 to 11/15/27 and U.S. Treasury Notes, 0.500% to 4.625%, due 06/30/26 to 09/30/28. The aggregate market value of the collateral, including accrued interest, was $306,000,000.

350,000,000	4.350	(d)	07/28/25	$350,000,000
Maturity Value: $357,697,081
Settlement Date: 01/27/25

Collateralized by a U.S. Treasury Bond, 3.125%, due 05/15/48, a U.S. Treasury Inflation-Indexed Note, 2.125%, due 01/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/31/25 to 11/15/32 and U.S. Treasury Notes, 1.750% to 2.625%, due 12/31/26 to 07/31/29. The aggregate market value of the collateral, including accrued interest, was $357,000,001.

350,000,000	4.360	(d)	10/29/25	$350,000,000
Maturity Value: $361,656,943
Settlement Date: 01/27/25

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/28 to 08/15/50, U.S. Treasury Notes, 0.625% to 2.125%, due 05/31/26 to 12/31/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/30 to 02/15/36. The aggregate market value of the collateral, including accrued interest, was $357,000,000.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc.
$300,000,000	4.250%		06/02/25	$300,000,000
Maturity Value: $300,106,250
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Bond, 6.125%, due 11/15/27 and U.S. Treasury Notes, 0.625% to 4.125%, due 11/15/27 to 12/31/27. The aggregate market value of the collateral, including accrued interest, was $306,000,047.

706,300,000	4.340		06/02/25	$706,300,000
Maturity Value: $706,555,445
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 10/15/29 to 01/15/30 and U.S. Treasury Notes, 1.750% to 4.375%, due 10/31/29 to 01/31/30. The aggregate market value of the collateral, including accrued interest, was $720,426,079.

70,000,000	4.380		06/18/25	$70,000,000
Maturity Value: $71,022,000
Settlement Date: 02/18/25
Collateralized by U.S. Treasury Notes, 1.750% to 4.375%, due 10/31/29 to 12/31/29. The aggregate market value of the collateral, including accrued interest, was $71,400,035.
50,000,000	4.290		07/07/25	$50,000,000
Maturity Value: $51,102,292
Settlement Date: 01/03/25
Collateralized by U.S. Treasury Bills, 0.000%, due 06/05/25 to 06/20/25. The aggregate market value of the collateral, including accrued interest, was $51,000,080.
125,000,000	4.290		07/07/25	$125,000,000
Maturity Value: $127,696,146
Settlement Date: 01/07/25
Collateralized by U.S. Treasury Bonds, 1.625% to 4.000%, due 11/15/50 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $127,500,041.
50,000,000	4.300		07/09/25	$50,000,000
Maturity Value: $51,080,972
Settlement Date: 01/09/25
Collateralized by U.S. Treasury Bonds, 1.875% to 4.000%, due 02/15/51 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $51,000,047.
50,000,000	4.300		07/09/25	$50,000,000
Maturity Value: $51,080,972
Settlement Date: 01/09/25
Collateralized by U.S. Treasury Bonds, 1.875% to 4.000%, due 02/15/51 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $51,000,047.
860,000,000	4.340	(d)	07/18/25	$860,000,000
Maturity Value: $879,076,718
Settlement Date: 01/15/25
Collateralized by U.S. Treasury Notes, 1.875% to 4.375%, due 07/31/26 to 03/31/27. The aggregate market value of the collateral, including accrued interest, was $877,200,026.
70,000,000	4.380		07/21/25	$70,000,000
Maturity Value: $71,286,017
Settlement Date: 02/20/25
Collateralized by U.S. Treasury Bonds, 1.875% to 4.000%, due 02/15/51 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $71,400,032.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$75,000,000	4.280%		09/17/25	$75,000,000
Maturity Value: $76,640,667
Settlement Date: 03/17/25

Collateralized by U.S. Treasury Bonds, 1.875% to 4.000%, due 02/15/51 to 11/15/52 and U.S. Treasury Notes, 0.625% to 1.875%, due 07/31/26 to 02/28/29. The aggregate market value of the collateral, including accrued interest, was $76,500,020.

305,000,000	4.340	(d)	09/22/25	$305,000,000
Maturity Value: $311,839,119
Settlement Date: 03/20/25

Collateralized by a U.S. Treasury Bond, 6.250%, due 05/15/30, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 04/15/30 and U.S. Treasury Notes, 0.625% to 4.875%, due 07/31/26 to 10/31/30. The aggregate market value of the collateral, including accrued interest, was $311,100,020.

40,000,000	4.240		10/02/25	$40,000,000
Maturity Value: $40,857,422
Settlement Date: 04/03/25
Collateralized by U.S. Treasury Bills, 0.000%, due 06/03/25 to 06/17/25. The aggregate market value of the collateral, including accrued interest, was $40,800,056.
40,000,000	4.240		10/02/25	$40,000,000
Maturity Value: $40,857,422
Settlement Date: 04/03/25

Collateralized by U.S. Treasury Bonds, 1.875% to 4.000%, due 11/15/51 to 11/15/52 and a U.S. Treasury Note, 2.875%, due 08/15/28. The aggregate market value of the collateral, including accrued interest, was $40,800,038.

40,000,000	4.240		10/02/25	$40,000,000
Maturity Value: $40,857,422
Settlement Date: 04/03/25
Collateralized by U.S. Treasury Bonds, 1.875% to 4.750%, due 11/15/51 to 11/15/53. The aggregate market value of the collateral, including accrued interest, was $40,800,040.
75,000,000	4.270		10/31/25	$75,000,000
Maturity Value: $77,428,563
Settlement Date: 01/31/25
Collateralized by U.S. Treasury Bonds, 1.375% to 4.000%, due 08/15/50 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $76,500,042.
150,000,000	4.250		11/06/25	$150,000,000
Maturity Value: $153,258,333
Settlement Date: 05/06/25
Collateralized by U.S. Treasury Bonds, 1.625% to 4.000%, due 11/15/50 to 11/15/52. The aggregate market value of the collateral, including accrued interest, was $153,000,036.
100,000,000	4.340		11/12/25	$100,000,000
Maturity Value: $102,218,222
Settlement Date: 05/12/25

Collateralized by U.S. Treasury Bonds, 1.875% to 4.000%, due 02/15/51 to 11/15/52 and a U.S. Treasury Note, 4.625%, due 10/15/26. The aggregate market value of the collateral, including accrued interest, was $102,000,059.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$100,000,000	4.360%		11/28/25	$100,000,000
Maturity Value: $102,216,334
Settlement Date: 05/29/25
Collateralized by U.S. Treasury Bonds, 1.375% to 3.000%, due 08/15/50 to 08/15/52. The aggregate market value of the collateral, including accrued interest, was $101,999,999.
200,000,000	4.230		12/09/25	$200,000,000
Maturity Value: $205,029,000
Settlement Date: 05/09/25

Collateralized by U.S. Treasury Bonds, 1.875% to 4.000%, due 02/15/51 to 11/15/52 and U.S. Treasury Notes, 0.625% to 4.375%, due 12/31/29 to 08/15/30. The aggregate market value of the collateral, including accrued interest, was $204,000,024.

Credit Agricole Corporate and Investment Bank
100,000,000	4.290		06/02/25	$100,000,000
Maturity Value: $100,035,750
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Notes, 0.875% to 4.375%, due 12/15/26 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $102,000,101.
285,000,000	4.330	(d)	07/10/25	$285,000,000
Maturity Value: $291,204,530
Settlement Date: 01/10/25
Collateralized by U.S. Treasury Notes, 0.875% to 4.500%, due 06/30/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $290,700,047.
570,000,000	4.330	(d)	07/10/25	$570,000,000
Maturity Value: $582,409,061
Settlement Date: 01/10/25
Collateralized by U.S. Treasury Notes, 0.500% to 4.500%, due 11/30/26 to 12/31/31. The aggregate market value of the collateral, including accrued interest, was $581,400,016.
108,000,000	4.330	(d)	09/18/25	$108,000,000
Maturity Value: $110,636,970
Settlement Date: 02/27/25
Collateralized by U.S. Treasury Notes, 0.875% to 4.375%, due 07/31/26 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $110,160,050.
260,000,000	4.330	(d)	09/25/25	$260,000,000
Maturity Value: $266,567,168
Settlement Date: 02/27/25
Collateralized by U.S. Treasury Notes, 0.625% to 4.125%, due 10/31/26 to 08/15/31. The aggregate market value of the collateral, including accrued interest, was $265,200,037.

Daiwa Capital Markets America, Inc.
185,431,373	4.360		06/02/25	$185,431,373
Maturity Value: $185,498,746
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 3.500%, due 04/30/30. The market value of the collateral, including accrued interest, was $189,140,000.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Deutsche Bank Securities, Inc.
$50,000,000	4.260%	06/02/25	$50,000,000
Maturity Value: $50,017,750
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 4.375%, due 08/15/43. The market value of the collateral, including accrued interest, was $51,000,084.

Federal Reserve Bank of New York
300,000,000	4.250	06/02/25	$300,000,000
Maturity Value: $300,106,250
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 1.625%, due 08/15/29. The market value of the collateral, including accrued interest, was $300,106,286.

Fixed Income Clearing Corporation / BNP Paribas
1,500,000,000	4.340	06/02/25	$1,500,000,000
Maturity Value: $1,500,542,500
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.750%, due 02/15/36 to 08/15/54, a U.S. Treasury Floating Rate Note, 4.506%, due 10/31/26 and U.S. Treasury Notes, 1.000% to 4.875%, due 12/15/27 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $1,530,000,011.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
200,000,000	4.340	06/02/25	$200,000,000
Maturity Value: $200,072,334
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 4.750%, due 11/15/53. The market value of the collateral, including accrued interest, was $204,000,000.
6,800,000,000	4.340	06/02/25	$6,800,000,000
Maturity Value: $6,802,459,333
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.500%, due 08/15/39 to 05/15/40, U.S. Treasury Inflation Protected Securities, 1.750% to 1.875%, due 01/15/34 to 07/15/34 and U.S. Treasury Notes, 0.125% to 4.500%, due 01/15/32 to 08/15/34. The aggregate market value of the collateral, including accrued interest, was $6,936,000,000.

HSBC Bank PLC
558,000,000	4.340	06/11/25	$558,000,000
Maturity Value: $573,404,836
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bonds, 1.875% to 6.375%, due 08/15/27 to 11/15/54, a U.S. Treasury Inflation-Indexed Bond, 0.625%, due 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.750%, due 07/15/26 to 01/15/34, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.625% to 4.875%, due 12/31/25 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $569,365,915.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Securities (USA), Inc.
$1,050,000,000	4.340%		06/02/25	$1,050,000,000
Maturity Value: $1,050,379,750
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Bonds, 4.500% to 6.500%, due 11/15/26 to 02/15/45, U.S. Treasury Inflation-Indexed Bonds, 2.375% to 3.375%, due 01/15/29 to 02/15/55, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 01/15/26 to 01/15/32, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/31, U.S. Treasury Notes, 0.750% to 4.625%, due 10/15/25 to 05/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/25 to 11/15/53. The aggregate market value of the collateral, including accrued interest, was $1,071,387,347.

377,000,000	4.330		06/11/25	$377,000,000
Maturity Value: $387,429,288
Settlement Date: 10/24/24

Collateralized by U.S. Treasury Bonds, 1.250% to 6.250%, due 05/15/30 to 05/15/52, a U.S. Treasury Floating Rate Note, 4.461%, due 04/30/27, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.125%, due 02/15/42 to 02/15/54, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/28 to 02/15/52, U.S. Treasury Notes, 1.625% to 4.375%, due 10/31/26 to 11/30/28 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/25 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $384,678,755.

J.P. Morgan Securities LLC
700,000,000	4.300		06/02/25	$700,000,000
Maturity Value: $700,250,833
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.750% to 3.875%, due 05/31/26 to 04/30/30. The aggregate market value of the collateral, including accrued interest, was $714,255,851.

250,000,000	4.330	(d)	07/10/25	$250,000,000
Maturity Value: $255,442,571
Settlement Date: 01/10/25
Collateralized by a U.S. Treasury Bond, 2.250%, due 02/15/52. The market value of the collateral, including accrued interest, was $255,976,731.

Joint Account I
1,525,000,000	4.340		06/02/25	$1,525,000,000
Maturity Value: $1,525,551,542

Nomura Securities International, Inc.
620,000,000	4.340		06/02/25	$620,000,000
Maturity Value: $620,224,233
Settlement Date: 05/30/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/05/25, U.S. Treasury Bonds, 1.625% to 4.625%, due 05/15/48 to 05/15/54, U.S. Treasury Inflation-Indexed Bonds, 0.250% to 2.375%, due 02/15/47 to 02/15/55, a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 0.750% to 4.125%, due 08/15/25 to 10/31/31. The aggregate market value of the collateral, including accrued interest, was $632,400,081.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The)
$7,312,500	4.380%	06/02/25	$7,312,500
Maturity Value: $7,315,169
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/48. The market value of the collateral, including accrued interest, was $7,458,750.
8,865,000	4.380	06/02/25	$8,865,000
Maturity Value: $8,868,236
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $9,042,300.
13,500,000	4.380	06/02/25	$13,500,000
Maturity Value: $13,504,927
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/50. The market value of the collateral, including accrued interest, was $13,770,000.
13,837,500	4.380	06/02/25	$13,837,500
Maturity Value: $13,842,551
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/47. The market value of the collateral, including accrued interest, was $14,114,250.
14,250,000	4.380	06/02/25	$14,250,000
Maturity Value: $14,255,201
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/49. The market value of the collateral, including accrued interest, was $14,535,000.
15,000,000	4.380	06/02/25	$15,000,000
Maturity Value: $15,005,475
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $15,300,000.
19,437,500	4.380	06/02/25	$19,437,500
Maturity Value: $19,444,595
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $19,826,250.
25,125,000	4.380	06/02/25	$25,125,000
Maturity Value: $25,134,171
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/52. The market value of the collateral, including accrued interest, was $25,627,500.
55,250,000	4.380	06/02/25	$55,250,000
Maturity Value: $55,270,166
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/50. The market value of the collateral, including accrued interest, was $56,355,000.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

RBC Dominion Securities, Inc.
$1,500,000,000	4.340%		06/02/25	$1,500,000,000
Maturity Value: $1,500,542,500
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Bills, 0.000%, due 06/17/25 to 09/09/25, U.S. Treasury Bonds, 1.250% to 4.750%, due 11/15/39 to 02/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.125%, due 02/15/42 to 02/15/54, U.S. Treasury Inflation- Indexed Notes, 0.125% to 2.125%, due 07/15/26 to 01/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 08/15/39, U.S. Treasury Notes, 0.375% to 4.875%, due 12/31/25 to 02/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $1,530,000,104.

Societe Generale
75,000,000	4.330	(d)	06/11/25	$75,000,000
Maturity Value: $75,207,479
Settlement Date: 05/19/25
Collateralized by U.S. Treasury Bonds, 2.375% to 2.750%, due 11/15/47 to 11/15/49. The aggregate market value of the collateral, including accrued interest, was $76,500,022.
75,000,000	4.330		06/11/25	$75,000,000
Maturity Value: $75,451,042
Settlement Date: 04/22/25
Collateralized by a U.S. Treasury Bond, 2.750%, due 11/15/47. The market value of the collateral, including accrued interest, was $76,500,018.
75,000,000	4.330		06/11/25	$75,000,000
Maturity Value: $76,632,771
Settlement Date: 12/12/24
Collateralized by a U.S. Treasury Bond, 2.375%, due 11/15/49. The market value of the collateral, including accrued interest, was $76,500,036.

TOTAL REPURCHASE AGREEMENTS				$25,457,308,873

TOTAL INVESTMENTS - 100.4%				$43,882,117,020

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%				(175,550,757)

NET ASSETS – 100.0%				$43,706,566,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2025. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
PLC	—Public Limited Company
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 52.5%

United States Treasury Bills
$43,000,000	4.240%		06/03/25	$42,989,988
53,000,000	4.261		06/03/25	52,987,660
41,000,000	4.317		07/01/25	40,855,475
11,178,100	4.310		07/03/25	11,136,070
34,061,800	4.297		07/08/25	33,915,467
612,100	4.303		07/22/25	608,472
76,257,000	4.304	(a)	07/22/25	75,804,954
64,760,500	4.305		07/22/25	64,376,605
72,088,700	4.308		07/22/25	71,661,364
22,899,300	4.317		07/22/25	22,763,555
12,705,700	4.308		07/29/25	12,619,845
59,366,500	4.313		07/29/25	58,965,349
244,373,000	4.318		08/05/25	242,519,022
9,841,400	4.323		08/05/25	9,766,737
2,920,700	4.339		08/12/25	2,895,889
13,415,200	4.350		08/12/25	13,301,240
8,125,600	4.355		08/12/25	8,056,574
162,028,000	4.370		08/12/25	160,651,592
201,195,800	4.334		08/19/25	199,331,933
36,091,600	4.339		08/19/25	35,757,249
379,971,900	4.344		08/19/25	376,451,861
33,972,800	4.362		08/21/25	33,645,867
62,907,300	4.366		08/21/25	62,301,919
28,773,800	4.371		08/21/25	28,496,899
36,872,000	4.377		08/21/25	36,517,167
40,991,000	4.382		08/21/25	40,596,528
112,872,700	4.387		08/21/25	111,786,483
118,029,800	4.392		08/21/25	116,893,954
133,571,500	4.318		08/26/25	132,229,222
15,672,200	4.321		08/26/25	15,514,708
81,776,200	4.323		08/26/25	80,954,420
305,504,900	4.329		08/26/25	302,434,841
6,643,200	4.330		08/28/25	6,574,098
11,720,100	4.335		08/28/25	11,598,188
22,094,200	4.345		08/28/25	21,864,378
174,507,500	4.351		08/28/25	172,692,285
86,020,000	4.353		08/28/25	85,125,226
57,633,400	4.356		08/28/25	57,033,901
119,051,400	4.361		08/28/25	117,813,035
41,582,100	4.366		08/28/25	41,149,566
41,800,300	4.377		08/28/25	41,365,496
127,066,600	4.303		09/02/25	125,689,547
178,943,100	4.308		09/02/25	177,003,849
955,300	4.318		09/02/25	944,947
61,856,600	4.323		09/02/25	61,186,244
48,510,600	4.329		09/02/25	47,984,878
30,893,700	4.334		09/02/25	30,558,897
137,591,400	4.356	(a)	09/04/25	136,113,248
7,245,400	4.313		09/09/25	7,160,685
180,218,600	4.318		09/09/25	178,111,446
6,806,700	4.323		09/09/25	6,727,115
1,707,100	4.349		09/09/25	1,687,140
5,101,400	4.352		09/09/25	5,041,753
22,613,700	4.360		09/09/25	22,349,296
19,040,400	4.369		09/09/25	18,817,776
248,607,000	4.360		09/16/25	245,472,998
4,603,200	4.381		09/16/25	4,545,171
22,877,500	4.245		09/18/25	22,593,501

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$7,826,400	4.334%		09/23/25	$7,721,574
5,372,500	4.339		09/23/25	5,300,541
198,730,700	4.344		09/23/25	196,068,927
48,038,000	4.349		09/23/25	47,394,585
124,718,800	4.350		09/23/25	123,048,333
9,725,600	4.337	(a)	09/30/25	9,589,936
277,751,400	4.339	(a)	09/30/25	273,877,001
29,570,100	4.213		10/02/25	29,158,828
2,379,500	4.224		10/02/25	2,346,405
75,756,100	4.187		10/16/25	74,587,638
9,515,000	4.189		10/16/25	9,368,241
11,495,200	4.192		10/16/25	11,317,898
99,537,700	4.203		10/16/25	98,002,431
1,531,200	4.187		10/30/25	1,504,996
160,573,000	4.208		10/30/25	157,825,104
9,775,700	4.220		10/30/25	9,608,408
7,543,000	4.226		10/30/25	7,413,916
904,800	4.227		10/30/25	889,316
1,402,700	4.229		10/30/25	1,378,696
1,777,400	4.240		10/30/25	1,746,983
687,900	4.256		10/30/25	676,128
204,100	4.326		10/30/25	200,607
116,684,400	4.337		10/30/25	114,687,572
3,338,600	4.256		11/13/25	3,275,709
43,138,300	4.282		11/20/25	42,282,084
2,133,500	4.292		11/20/25	2,091,154
2,133,500	4.295		11/20/25	2,091,154
708,700	4.297		11/20/25	694,634
121,400	4.301		11/20/25	118,990
80,706,800	4.310		11/20/25	79,104,919
88,400	4.321		11/20/25	86,645
6,888,800	4.293		11/28/25	6,745,589
18,924,800	4.298		11/28/25	18,531,372
1,547,000	4.304		11/28/25	1,514,839
8,637,800	4.308		11/28/25	8,458,229
125,824,400	4.309		11/28/25	123,208,634
2,578,400	4.312	(a)	11/28/25	2,524,798
1,289,200	4.317	(a)	11/28/25	1,262,399
152,090,400	4.304		12/26/25	148,500,083
1,671,700	4.238		01/22/26	1,627,784
11,177,400	4.249		01/22/26	10,883,766
119,988,500	4.254		01/22/26	116,836,363
100,034,000	4.166		03/19/26	96,844,041
121,557,400	4.029		04/16/26	117,442,750
78,096,800	4.149		05/14/26	75,138,428
United States Treasury Bills (3M USD T-Bill + 0.182%)
94,107,600	4.490	(b)	07/31/26	94,021,882
United States Treasury Floating Rate Note
3,182,100	4.275		08/15/25	3,167,384
25,516,600	4.285		08/15/25	25,398,592
468,400	4.287		08/15/25	467,256
1,042,200	4.289		08/15/25	1,039,654
34,135,600	4.290		08/15/25	34,052,206
7,965,100	4.292		08/15/25	7,928,263
22,700,400	4.296		08/15/25	22,595,417
3,510,000	4.299		08/15/25	3,501,425
1,401,300	4.394		08/15/25	1,397,877
12,447,700	4.460		08/15/25	12,417,290
3,687,700	4.185		11/30/25	3,699,970

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$3,096,800	4.200%		11/30/25	$3,107,104
8,827,100	4.211		12/31/25	8,826,389
16,098,800	4.216		12/31/25	15,843,815
7,328,000	4.226		12/31/25	7,327,409
14,656,300	4.231		12/31/25	14,496,027
4,397,000	4.240		12/31/25	4,396,646
7,328,000	4.251		12/31/25	7,168,317
2,931,200	4.274		12/31/25	2,867,327
13,212,700	4.276		12/31/25	13,211,635
5,884,700	4.281		12/31/25	5,884,226
5,884,800	4.283		12/31/25	5,884,326
11,285,100	4.291		12/31/25	11,284,191
9,526,400	4.300		12/31/25	9,470,584
4,396,800	4.310		12/31/25	4,355,159
2,931,200	4.312		12/31/25	2,930,964
7,328,000	4.315		12/31/25	7,327,410
14,724,000	4.227		01/31/26	14,541,951
18,377,100	4.228		01/31/26	17,919,251
15,965,800	4.036		03/31/26	15,539,788
3,069,800	4.044		03/31/26	2,987,889
5,209,100	4.051		03/31/26	5,225,813
5,822,500	4.062		03/31/26	5,667,140
7,963,000	4.122		03/31/26	7,988,549
7,963,000	4.123		03/31/26	7,750,525
3,185,200	4.132		03/31/26	3,195,420
7,502,700	3.860		04/30/26	7,293,128
12,410,800	3.863		04/30/26	12,512,203
28,778,400	3.865		04/30/26	27,974,536
14,412,600	3.875		04/30/26	14,010,014
8,864,800	3.894		04/30/26	8,937,230
14,412,600	3.955		04/30/26	14,010,014
50,170,200	3.960		04/30/26	50,580,119
14,036,000	3.966		04/30/26	14,150,682
3,921,400	3.976		04/30/26	3,953,440
15,685,500	4.014		04/30/26	15,813,659
9,579,500	4.022		04/30/26	9,311,917
8,421,600	3.938		05/15/26	8,397,237
9,466,400	3.904		05/31/26	9,176,886
3,295,800	3.934		05/31/26	3,195,003
7,634,500	4.197		06/30/26	7,369,394
United States Treasury Floating Rate Note (3M USD T-Bill + 0.125%)
20,702,600	4.426	(b)	07/31/25	20,701,423
102,820,100	4.431	(b)	07/31/25	102,814,255
United States Treasury Floating Rate Note (3M USD T-Bill + 0.150%)
96,169,000	4.451	(b)	04/30/26	96,168,903
218,600	4.455	(b)	04/30/26	218,600
United States Treasury Floating Rate Note (3M USD T-Bill + 0.160%)
423,842,600	4.460	(b)	04/30/27	423,958,454
United States Treasury Floating Rate Note (3M USD T-Bill + 0.170%)
92,888,900	4.471	(b)	10/31/25	92,867,023
233,720,800	4.478	(b)	10/31/25	233,665,754
United States Treasury Floating Rate Note (3M USD T-Bill + 0.205%)
300,690,300	4.503	(b)	10/31/26	300,784,991
5,089,000	4.505	(b)	10/31/26	5,090,602
148,412,900	4.506	(b)	10/31/26	148,459,637
United States Treasury Floating Rate Note (3M USD T-Bill + 0.245%)
216,802,400	4.542	(b)	01/31/26	216,855,826
109,123,700	4.543	(b)	01/31/26	109,150,591

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$91,971,500	4.546	%(b)	01/31/26	$91,994,164

TOTAL U.S. TREASURY OBLIGATIONS				$8,653,272,757

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$8,653,272,757

Repurchase Agreements(c) – 48.6%

Federal Reserve Bank of New York
8,000,000,000	4.250		06/02/25	$8,000,000,000
Maturity Value: $8,002,833,333
Settlement Date: 05/30/25
Collateralized by U.S. Treasury Notes, 1.625% to 2.375%, due 05/15/29 to 11/15/29. The aggregate market value of the collateral, including accrued interest, was $8,002,833,369.

TOTAL INVESTMENTS - 101.1%				$16,653,272,757

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%				(184,410,072)

NET ASSETS - 100.0%				$16,468,862,685

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2025.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued) May 31, 2025

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At May 31, 2025, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 2, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Financial Square Government	$1,525,000,000	$1,525,551,542	$1,555,739,823
Financial Square Treasury Obligations	1,525,000,000	1,525,551,542	1,555,739,823

REPURCHASE AGREEMENTS— At Saturday, May 31, 2025, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Financial Square Government	Financial Square Treasury Obligations
Bank of Nova Scotia (The)	4.340%	$650,000,000	$650,000,000
BNP Paribus	4.340	875,000,000	875,000,000

Total		$1,525,000,000	$1,525,000,000

At May 31, 2025, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
U.S. Treasury Bills	–	06/10/25 to 02/19/26
U.S. Treasury Bonds	1.250% to 5.000	05/15/37 to 02/15/55
U.S. Treasury Inflation-Indexed Bonds	0.125 to 1.500	02/15/48 to 02/15/53
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.125	04/15/26 to 01/15/35
U.S. Treasury Interest-Only Stripped Securities	–	08/15/25 to 11/15/47
U.S. Treasury Notes	0.250 to 5.000	05/31/25 to 05/15/35
U.S. Treasury Principal-Only Stripped Securities	–	05/15/43 to 08/15/52

JOINT REPURCHASE AGREEMENT ACCOUNT III— At May 31, 2025, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 2, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Financial Square Government	$1,172,000,000	$1,172,425,117	$1,204,496,375

REPURCHASE AGREEMENTS— At May 31, 2025, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Financial Square Government
ABN Amro Bank N.V.	4.380%	$106,545,455
Bank of America, N.A.	4.350	399,545,454
Bank of Montreal	4.350	266,363,636
Wells Fargo Securities, LLC	4.350	399,545,455

Total		$1,172,000,000

At May 31, 2025, the Joint Repurchase Agreement Account III was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000% to 5.500%	06/01/51 to 11/01/54
Federal National Mortgage Association	2.000 to 7.000	08/01/33 to 04/01/55
Government National Mortgage Association	1.500 to 7.500	02/20/26 to 05/20/55
U.S. Treasury Bonds	1.125 to 6.875	08/15/25 to 11/15/54
U.S. Treasury Notes	1.375 to 4.625	11/15/31 to 02/15/35

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities May 31, 2025

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Assets:

Investments, at value (cost $7,246,311,688, $112,028,631,118, $103,307,734,355 and $18,424,808,147, respectively)	$7,246,311,688	$112,028,631,118	$103,307,734,355	$18,424,808,147

Repurchase agreements, at value (Cost $–, $137,119,406,936, $–and $25,457,308,873, respectively)	—	137,119,406,936	—	25,457,308,873

Cash	584,351	2,213,339,130	1,158,154	357,122,654

Receivables:

Investments sold	38,876,539	1,181,218,284	886,795,881	196,042,940

Interest	16,814,686	469,972,127	88,776,578	68,335,571

Fund shares sold	2,099,928	69,181,037	59,668,524	21,346,180

Other assets	402,287	994,538	459,866	337,423

Total assets	7,305,089,479	253,082,743,170	104,344,593,358	44,525,301,788

Liabilities:

Payables:

Investments purchased	131,678,142	6,829,260,292	8,679,923,948	709,355,520

Dividend distribution	5,906,409	429,096,582	150,520,845	83,191,948

Fund shares redeemed	947,000	64,497,552	25,993,174	20,741,570

Management fees	572,815	17,345,473	7,550,996	3,428,801

Distribution and Service fees and Transfer Agency fees	113,065	5,871,718	2,310,882	1,871,395

Accrued expenses	5,554	1,062,345	950,798	146,291

Total liabilities	139,222,985	7,347,133,962	8,867,250,643	818,735,525

Net Assets:

Paid-in capital	7,165,786,216	245,734,667,811	95,477,899,513	43,706,213,742

Total distributable earnings (loss)	80,278	941,397	(556,798)	352,521

NET ASSETS	$7,165,866,494	$245,735,609,208	$95,477,342,715	$43,706,566,263

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) May 31, 2025

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Net Assets:

Class A Shares	$—	$5,273,442,007	$—	$—

Class C Shares	—	4,601,150	—	—

Class D Shares	251,469	101,673,005	36,776,856	—

Institutional Shares	6,791,190,134	206,903,128,755	88,342,122,367	36,684,064,034

Capital Shares	59,352	3,971,275,014	528,182,920	1,415,911,204

Service Shares	19,623,421	2,149,602,743	1,958,757,060	1,815,359,106

Preferred Shares	140,646,326	1,811,177,321	79,890,900	804,198,062

Select Shares	—	953,374,524	694,639,505	131,911,252

Administration Shares	178,964,723	11,910,608,599	2,560,442,598	2,770,530,577

Cash Management Shares	35,131,069	770,778,784	48,366,933	37,853,275

Premier Shares	—	104,956,917	1,102,535,695	13,608,347

Resource Shares	—	9,807,409	—	33,130,406

Class R6 Shares	—	466,553,461	—	—

Drexel Hamilton Class Shares	—	5,239,880,787	—	—

Loop Class Shares	—	2,885,926,220	125,616,489	—

Seelaus Class Shares	—	3,178,822,512	11,392	—

Total Net Assets	$7,165,866,494	$245,735,609,208	$95,477,342,715	$43,706,566,263

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A Shares	—	5,273,421,761	—	—

Class C Shares	—	4,601,133	—	—

Class D Shares	251,466	101,672,614	36,777,055	—

Institutional Shares	6,791,118,718	206,902,333,210	88,342,639,864	36,683,768,215

Capital Shares	59,352	3,971,259,723	528,186,011	1,415,899,772

Service Shares	19,623,214	2,149,594,469	1,958,768,559	1,815,344,444

Preferred Shares	140,644,848	1,811,170,352	79,891,367	804,191,567

Select Shares	—	953,370,862	694,643,579	131,910,189

Administration Shares	178,962,843	11,910,562,767	2,560,457,602	2,770,508,211

Cash Management Shares	35,130,699	770,775,823	48,367,217	37,852,970

Premier Shares	—	104,956,513	1,102,542,169	13,608,237

Resource Shares	—	9,807,370	—	33,130,140

Class R6 Shares	—	466,551,669	—	—

Drexel Hamilton Class Shares	—	5,239,860,628	—	—

Loop Class Shares	—	2,885,915,132	125,617,225	—

Seelaus Class Shares	—	3,178,810,300	11,392	—

Net asset value, offering and redemption price per share:

Class A Shares	$—	$1.00	$—	$—

Class C Shares	—	1.00	—	—

Class D Shares	1.00	1.00	1.00	—

Institutional Shares	1.00	1.00	1.00	1.00

Capital Shares	1.00	1.00	1.00	1.00

Service Shares	1.00	1.00	1.00	1.00

Preferred Shares	1.00	1.00	1.00	1.00

Select Shares	—	1.00	1.00	1.00

Administration Shares	1.00	1.00	1.00	1.00

Cash Management Shares	1.00	1.00	1.00	1.00

Premier Shares	—	1.00	1.00	1.00

Resource Shares	—	1.00	—	1.00

Class R6 Shares	—	1.00	—	—

Drexel Hamilton Class Shares	—	1.00	—	—

Loop Class Shares	—	1.00	1.00	—

Seelaus Class Shares	—	1.00	1.00	—

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) May 31, 2025

Financial Square Treasury Solutions Fund

Assets:

Investments, at value (cost $8,653,272,757)	$8,653,272,757

Repurchase agreements, at value (Cost $8,000,000,000))	8,000,000,000

Cash	125,059,338

Receivables:

Investments sold	252,975,232

Interest	13,267,177

Fund shares sold	4,618,744

Other assets	76,240

Total assets	17,049,269,488

Liabilities:

Payables:

Investments purchased	554,255,540

Dividend distribution	18,320,811

Fund shares redeemed	5,747,770

Management fees	1,294,425

Distribution and Service fees and Transfer Agency fees	673,709

Accrued expenses	114,548

Total liabilities	580,406,803

Net Assets:

Paid-in capital	16,468,713,298

Total distributable earnings	149,387

NET ASSETS	$16,468,862,685

Net Assets:

Institutional Shares	$14,441,589,758

Capital Shares	187,406,912

Service Shares	337,667,262

Preferred Shares	50,458,078

Select Shares	5,291,994

Administration Shares	1,087,121,623

Cash Management Shares	273,250,050

Premier Shares	86,077,008

Total Net Assets	$16,468,862,685

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Institutional Shares	14,441,458,753

Capital Shares	187,405,214

Service Shares	337,664,201

Preferred Shares	50,457,621

Select Shares	5,291,946

Administration Shares	1,087,111,770

Cash Management Shares	273,247,566

Premier Shares	86,076,226

Net asset value, offering and redemption price per share:

Institutional Shares	$1.00

Capital Shares	1.00

Service Shares	1.00

Preferred Shares	1.00

Select Shares	1.00

Administration Shares	1.00

Cash Management Shares	1.00

Premier Shares	1.00

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations For the Six Months Ended May 31, 2025 (Unaudited)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Investment Income:

Interest income	$162,301,828	$5,837,058,433	$2,076,196,199	$1,021,891,351

Expenses:

Fund-Level Expenses:

Management fees	6,656,127	210,795,513	85,193,388	41,673,568

Transfer Agency fees	369,822	13,175,909	4,733,441	2,315,431

Registration fees	143,689	976,856	149,765	348,206

Custody, accounting and administrative services	60,771	3,807,236	1,300,935	291,851

Professional fees	52,168	52,110	60,073	41,494

Trustee fees	23,493	215,774	111,226	58,996

Printing and mailing fees	13,309	141,364	75,058	27,037

Other	77,355	927,056	378,183	421,388

Subtotal	7,396,734	230,091,818	92,002,069	45,177,971

Class Specific Expenses:

Administration Share fees	225,119	14,377,851	3,175,712	3,432,985

Cash Management Share fees	102,708	2,208,590	147,164	83,101

Preferred Share fees	74,074	972,133	39,482	381,780

Distribution fees - Cash Management Shares	61,625	1,325,160	88,299	73,291

Service Share fees	57,247	3,980,241	5,073,896	4,317,096

Capital Share fees	44	3,248,584	634,619	1,162,974

Distribution fees - Resource Shares	—	7,658	—	—

Select Share fees	—	151,935	51,732	16,788

Resource Share fees	—	25,526	—	78,101

Premier Share fees	—	191,595	2,046,879	23,906

Distribution and Service fees - Class A Shares	—	6,039,337	—	—

Distribution fees - Class C Shares	—	23,069	—	—

Total expenses	7,917,551	262,643,497	103,259,852	54,747,993

Less - expense reductions	—	(6,152)	—	—

Net expenses	7,917,551	262,637,345	103,259,852	54,747,993

NET INVESTMENT INCOME	$154,384,277	$5,574,421,088	$1,972,936,347	$967,143,358

Net realized gain from investment transactions	784,556	26,686,350	9,865,738	4,131,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$155,168,833	$5,601,107,438	$1,982,802,085	$971,274,783

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued) For the Six Months Ended May 31, 2025 (Unaudited)

Financial Square Treasury Solutions Fund

Investment Income:

Interest income	$340,168,348

Expenses:

Fund-Level Expenses:

Management fees	13,985,208

Transfer Agency fees	777,034

Custody, accounting and administrative services	222,616

Registration fees	114,720

Professional fees	70,664

Printing and mailing fees	44,066

Trustee fees	33,927

Other	158,906

Subtotal	15,407,141

Class Specific Expenses:

Administration Share fees	1,292,034

Service Share fees	948,525

Cash Management Share fees	688,593

Distribution fees - Cash Management Shares	413,158

Premier Share fees	132,792

Capital Share fees	130,685

Preferred Share fees	30,882

Select Share fees	1,183

Total expenses	19,044,993

Less - expense reductions	—

NET INVESTMENT INCOME	$321,123,355

Net realized gain from investment transactions	1,784,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$322,907,376

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Financial Square Federal Instruments Fund		Financial Square Government Fund
	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$154,384,277	$309,500,632	$5,574,421,088	$11,929,124,238

Net realized gain from investment transactions	784,556	2,971,972	26,686,350	66,115,285

Net increase in net assets resulting from operations	155,168,833	312,472,604	5,601,107,438	11,995,239,523

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(97,499,555)	(170,717,165)

Class C Shares	–	–	(75,913)	(214,820)

Class D Shares	(20,450)	(65,062)	(2,171,826)	(4,774,141)

Institutional Shares	(148,064,058)	(293,772,553)	(4,716,228,245)	(10,200,051,897)

Capital Shares	(1,196)	(2,803)	(89,614,219)	(168,016,405)

Service Shares	(428,442)	(1,622,079)	(30,069,220)	(63,853,386)

Preferred Shares	(3,059,378)	(6,449,799)	(40,733,151)	(103,819,227)

Select Shares	–	–	(21,598,689)	(56,648,693)

Administration Shares	(3,587,744)	(8,673,411)	(232,461,296)	(491,332,579)

Cash Management Shares	(709,537)	(1,211,972)	(15,424,793)	(25,696,228)

Premier Shares	–	–	(2,157,946)	(5,639,585)

Resource Shares	–	–	(185,898)	(421,192)

Class R6 Shares	–	–	(10,691,117)	(22,641,792)

Drexel Hamilton Class Shares	–	–	(225,484,965)	(487,340,891)

Loop Class Shares	–	–	(83,523,815)	(123,987,023)

Seelaus Class Shares	–	–	(54,036,727)	(48,263,703)

Total distributions to shareholders	(155,870,805)	(311,797,679)	(5,621,957,375)	(11,973,418,727)

From share transactions:

Proceeds from sales of shares	7,281,068,144	14,049,554,425	1,091,161,050,734	1,926,484,939,957

Reinvestment of distributions	119,729,388	250,249,627	2,766,480,450	6,065,250,586

Cost of shares redeemed	(7,128,908,799)	(12,632,733,678)	(1,112,115,396,646)	(1,920,396,654,282)

Net increase (decrease) in net assets resulting from share transactions	271,888,733	1,667,070,374	(18,187,865,462)	12,153,536,261

TOTAL INCREASE (DECREASE)	271,186,761	1,667,745,299	(18,208,715,399)	12,175,357,057

Net Assets:

Beginning of period	$6,894,679,733	$5,226,934,434	$263,944,324,607	$251,768,967,550

End of period	$7,165,866,494	$6,894,679,733	$245,735,609,208	$263,944,324,607

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Instruments Fund		Financial Square Treasury Obligations Fund
	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$1,972,936,347	$4,216,649,531	$967,143,358	$2,126,393,997

Net realized gain from investment transactions	9,865,738	26,609,997	4,131,425	11,526,747

Net increase in net assets resulting from operations	1,982,802,085	4,243,259,528	971,274,783	2,137,920,744

Distributions to shareholders:

From distributable earnings:

Class D Shares	(721,659)	(1,785,033)	–	–

Institutional Shares	(1,850,587,444)	(3,971,606,283)	(837,883,004)	(1,840,909,864)

Capital Shares	(17,341,507)	(28,684,223)	(31,875,600)	(64,374,620)

Service Shares	(37,878,997)	(59,786,879)	(32,467,782)	(73,328,182)

Preferred Shares	(1,632,266)	(3,279,846)	(15,894,218)	(41,188,617)

Select Shares	(7,250,280)	(21,739,352)	(2,403,198)	(5,624,363)

Administration Shares	(50,585,334)	(101,528,752)	(55,098,203)	(105,661,621)

Cash Management Shares	(1,011,309)	(1,652,764)	(574,380)	(898,421)

Premier Shares	(22,722,217)	(40,634,026)	(267,710)	(703,977)

Resource Shares	–	–	(564,005)	(875,533)

Loop Class Shares	(2,148,833)	(2,137,910)	–	–

Seelaus Class Shares	(374,034)	(654,525)	–	–

Total distributions to shareholders	(1,992,253,880)	(4,233,489,593)	(977,028,100)	(2,133,565,198)

From share transactions:

Proceeds from sales of shares	150,395,681,255	267,342,902,572	160,892,408,282	262,240,291,367

Reinvestment of distributions	1,131,055,924	2,486,395,452	430,537,576	971,913,553

Cost of shares redeemed	(149,793,405,318)	(259,967,824,245)	(162,431,703,600)	(268,758,449,637)

Net increase (decrease) in net assets resulting from share transactions	1,733,331,861	9,861,473,779	(1,108,757,742)	(5,546,244,717)

TOTAL INCREASE (DECREASE)	1,723,880,066	9,871,243,714	(1,114,511,059)	(5,541,889,171)

Net Assets:

Beginning of period	$93,753,462,649	$83,882,218,935	$44,821,077,322	$50,362,966,493

End of period	$95,477,342,715	$93,753,462,649	$43,706,566,263	$44,821,077,322

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Solutions Fund
	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$321,123,355	$727,097,219

Net realized gain from investment transactions	1,784,021	4,319,986

Net increase in net assets resulting from operations	322,907,376	731,417,205

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(285,941,039)	(641,223,516)

Capital Shares	(3,552,793)	(8,058,747)

Service Shares	(7,084,809)	(20,794,517)

Preferred Shares	(1,274,175)	(2,891,504)

Select Shares	(165,908)	(186,806)

Administration Shares	(20,523,660)	(43,598,921)

Cash Management Shares	(4,717,441)	(9,878,827)

Premier Shares	(1,472,678)	(3,538,242)

Total distributions to shareholders	(324,732,503)	(730,171,080)

From share transactions:

Proceeds from sales of shares	20,623,018,826	45,387,595,776

Reinvestment of distributions	219,344,029	488,880,189

Cost of shares redeemed	(19,057,564,319)	(46,478,548,399)

Net increase (decrease) in net assets resulting from share transactions	1,784,798,536	(602,072,434)

TOTAL INCREASE (DECREASE)	1,782,973,409	(600,826,309)

Net Assets:

Beginning of period	$14,685,889,276	$15,286,715,585

End of period	$16,468,862,685	$14,685,889,276

40	The accompanying notes are an integral part of these financial statements.

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Class D Shares

	Six Months Ended May 31, 2025 (Unaudited)		For the Fiscal Year Ended November 30, 2024	Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.021		0.051	0.041

Net realized gain	–		–	–	(c)

Total from investment operations	0.021		0.051	0.041

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.041)

Distributions to shareholders from net realized gains	–	(c)	– (c)	–	(c)

Total distributions (d)	(0.021)		(0.051)	(0.041)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	2.13%		5.22%	4.90%

Net assets, end of period (in 000’s)	$251		$1,226	$1,441

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	4.20	%(f)	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	41

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Institutional Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.050	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain	–		0.001	– (b)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.13%		5.22%	4.90%	1.18%	0.01%		–	%(e)	0.99%

Net assets, end of period (in 000’s)	$6,792,837		$6,482,065	$4,869,355	$3,229,145	$2,667,247		$3,639,742		$3,761,104

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.18%	0.09%		0.14	%(f)	0.15%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.21%	0.20%		0.21	%(f)	0.21%

Ratio of net investment income to average net assets	4.19	%(f)	5.05%	4.83%	1.18%	–	%(e)	0.01	%(f)	0.67%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

42	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Capital Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.049	0.045	0.011	–	(b)	–	(b)	0.007

Net realized gain	–		–	0.001	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.020		0.049	0.046	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.05%		5.06%	4.74%	1.08%	0.01%		–	%(e)	0.85%

Net assets, end of period (in 000’s)	$59		$58	$55	$130	$527		$3,267		$1,135

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.27%	0.09%		0.15	%(f)	0.28%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.36%	0.35%		0.36	%(f)	0.36%

Ratio of net investment income (loss) to average net assets	4.04	%(f)	4.91%	4.49%	0.66%	–	%(e)	(0.01	)%(f)	0.74%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	43

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Service Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.018		0.046	0.043	0.009	–	(b)	–	(b)	0.006

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.018		0.046	0.043	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.018)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.018)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.88%		4.70%	4.38%	0.86%	0.01%		–	%(e)	0.63%

Net assets, end of period (in 000’s)	$19,623		$27,105	$44,902	$10,055	$9,839		$10,277		$11,490

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.51%	0.09%		0.15	%(f)	0.50%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.71%	0.70%		0.71	%(f)	0.71%

Ratio of net investment income (loss) to average net assets	3.70	%(f)	4.59%	4.31%	0.86%	–	%(e)	(0.01	)%(f)	0.57%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

44	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Preferred Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.050	0.046	0.011	–	(b)	–	(b)	0.004

Net realized gain	–		–	0.001	– (b)	–	(b)	–	(b)	0.005

Total from investment operations	0.020		0.050	0.047	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.020)		(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.08%		5.11%	4.80%	1.11%	0.01%		–	%(e)	0.89%

Net assets, end of period (in 000’s)	$140,646		$140,081	$107,656	$174,388	$2,873		$6,019		$22,779

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.28%	0.09%		0.15	%(f)	0.24%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.31%	0.30%		0.31	%(f)	0.31%

Ratio of net investment income (loss) to average net assets	4.09	%(f)	4.96%	4.61%	1.75%	–	%(e)	(0.01	)%(f)	0.39%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	45

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Administration Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†,†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.048	0.046	0.010	–	(b)	–	(b)	0.007

Net realized gain (loss)	–		–	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.020		0.048	0.045	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.00%		4.96%	4.64%	1.01%	0.01%		–	%(e)	0.78%

Net assets, end of period (in 000’s)	$178,965		$188,163	$182,443	$79,251	$63,937		$76,144		$73,011

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.36%	0.09%		0.15	%(f)	0.35%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.46%	0.45%		0.46	%(f)	0.46%

Ratio of net investment income (loss) to average net assets	3.94	%(f)	4.81%	4.60%	1.19%	–	%(e)	(0.01	)%(f)	0.69%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

46	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Cash Management Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.017		0.042	0.041	0.007	–	(b)	–	(b)	0.002

Net realized gain (loss)	–		0.001	(0.001)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.017		0.043	0.040	0.007	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.017)		(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.017)		(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.72%		4.38%	4.07%	0.70%	0.01%		–	%(e)	0.46%

Net assets, end of period (in 000’s)	$35,131		$55,980	$21,081	$7,791	$127,537		$73,555		$52,216
Ratio of net expenses to average net assets	1.00	%(f)	1.00%	1.00%	0.58%	0.09%		0.15	%(f)	0.45%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.01%	1.00%		1.01	%(f)	1.01%

Ratio of net investment income (loss) to average net assets	3.41	%(f)	4.22%	4.07%	0.33%	–	%(e)	(0.01	)%(f)	0.12%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	47

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class A Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.048	0.047	0.011	–	(b)	–	(b)	0.007

Net realized gain (loss)	–		0.001	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.020		0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.03%		4.98%	4.67%	1.07%	0.03%		–	%(e)	0.76%

Net assets, end of period (in 000’s)	$5,273,442		$4,346,729	$2,578,102	$609,601	$600,756		$282,556		$366,871
Ratio of net expenses to average net assets	0.42	%(f)	0.43%	0.43%	0.31%	0.07%		0.20	%(f)	0.39%

Ratio of total expenses to average net assets	0.42	%(f)	0.43%	0.43%	0.43%	0.43%		0.43	%(f)	0.43%

Ratio of net investment income (loss) to average net assets	4.00	%(f)	4.83%	4.72%	0.99%	0.03%		(0.01	)%(f)	0.69%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

48	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class C Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.016		0.041	0.038	0.007	–	(b)	–	(b)	0.003

Net realized gain	–		– (b)	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.016		0.041	0.038	0.007	–	(b)	–	(b)	0.003

Distributions to shareholders from net investment income	(0.016)		(0.041)	(0.038)	(0.007)	–	(b)	–	(b)	(0.003)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.016)		(0.041)	(0.038)	(0.007)	–	(b)	–	(b)	(0.003)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.65%		4.20%	3.89%	0.67%	0.03%		–	%(e)	0.34%

Net assets, end of period (in 000’s)	$4,601		$4,648	$5,211	$5,578	$5,029		$6,327		$6,529
Ratio of net expenses to average net assets	1.17	%(f)	1.18%	1.18%	0.75%	0.07%		0.20	%(f)	0.73%

Ratio of total expenses to average net assets	1.17	%(f)	1.18%	1.18%	1.18%	1.18%		1.18	%(f)	1.18%

Ratio of net investment income (loss) to average net assets	3.25	%(f)	4.11%	3.80%	0.68%	0.02%		(0.01	)%(f)	0.25%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	49

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class D Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2022(a)
			2024	2023

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.021		0.051	0.050	0.008

Net realized loss	–		– (c)	(0.002)	–

Total from investment operations	0.021		0.051	0.048	0.008

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.008)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(d)	2.16%		5.25%	4.93%	0.82%

Net assets, end of period (in 000’s)	$101,673		$86,563	$81,635	$10

Ratio of net expenses to average net assets	0.17	%(e)	0.18%	0.18%	0.15	%(e)

Ratio of total expenses to average net assets	0.17	%(e)	0.18%	0.18%	0.18	%(e)

Ratio of net investment income to average net assets	4.25	%(e)	5.11%	4.98%	2.92	%(e)

(a)	Commenced operations on August 22, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

50	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Institutional Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain	–		– (b)	–	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.16%		5.25%	4.93%	1.25%	0.03%		0.01%		0.97%

Net assets, end of period (in 000’s)	$206,903,129		$219,702,381	$214,557,639	$230,046,292	$194,824,984		$154,904,106		$204,287,540

Ratio of net expenses to average net assets	0.17	%(e)	0.18%	0.18%	0.15%	0.07%		0.18	%(e)	0.18%

Ratio of total expenses to average net assets	0.17	%(e)	0.18%	0.18%	0.18%	0.18%		0.18	%(e)	0.18%

Ratio of net investment income to average net assets	4.26	%(e)	5.10%	4.82%	1.30%	0.02%		–	%(e)(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these consolidated financial statements.	51

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Capital Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.050	0.047	0.011	–	(b)	–	(b)	0.008

Net realized gain	–		–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.021		0.050	0.047	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.021)		(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.08%		5.09%	4.77%	1.14%	0.03%		–	%(e)	0.83%

Net assets, end of period (in 000’s)	$3,971,275		$3,764,796	$3,856,324	$3,087,619	$1,675,429		$1,435,345		$1,291,798

Ratio of net expenses to average net assets	0.32	%(f)	0.33%	0.33%	0.27%	0.07%		0.19	%(f)	0.32%

Ratio of total expenses to average net assets	0.32	%(f)	0.33%	0.33%	0.33%	0.33%		0.33	%(f)	0.33%

Ratio of net investment income (loss) to average net assets	4.10	%(f)	4.96%	4.70%	1.40%	0.02%		(0.01	)%(f)	0.76%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

52	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Service Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.019		0.046	0.043	0.009	–	(b)	–	(b)	0.006

Net realized gain	–		– (b)	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.019		0.046	0.043	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.019)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.019)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.91%		4.72%	4.41%	0.92%	0.03%		–	%(e)	0.61%

Net assets, end of period (in 000’s)	$2,149,603		$1,333,376	$1,476,967	$1,190,570	$908,881		$860,075		$1,775,966

Ratio of net expenses to average net assets	0.67	%(f)	0.68%	0.68%	0.50%	0.07%		0.20	%(f)	0.53%

Ratio of total expenses to average net assets	0.67	%(f)	0.68%	0.68%	0.68%	0.68%		0.68	%(f)	0.68%

Ratio of net investment income (loss) to average net assets	3.74	%(f)	4.61%	4.34%	1.01%	0.02%		(0.01	)%(f)	0.58%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	53

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Preferred Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.050	0.048	0.012	–	(b)	–	(b)	0.009

Net realized loss	–		–	(0.001)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.021		0.050	0.047	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.11%		5.14%	4.82%	1.18%	0.03%		–	%(e)	0.88%

Net assets, end of period (in 000’s)	$1,811,177		$1,971,951	$2,183,829	$1,742,072	$1,077,741		$820,201		$1,627,349

Ratio of net expenses to average net assets	0.27	%(f)	0.28%	0.28%	0.23%	0.07%		0.20	%(f)	0.28%

Ratio of total expenses to average net assets	0.27	%(f)	0.28%	0.28%	0.28%	0.28%		0.28	%(f)	0.28%

Ratio of net investment income (loss) to average net assets	4.15	%(f)	5.01%	4.76%	1.40%	0.02%		(0.01	)%(f)	0.89%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

54	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Select Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.009

Net realized gain	–		– (b)	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.14%		5.21%	4.90%	1.23%	0.03%		–	%(e)	0.94%

Net assets, end of period (in 000’s)	$953,375		$1,136,817	$1,355,264	$1,119,156	$1,181,542		$448,540		$481,493

Ratio of net expenses to average net assets	0.20	%(f)	0.21%	0.21%	0.17%	0.07%		0.20	%(f)	0.21%

Ratio of total expenses to average net assets	0.20	%(f)	0.21%	0.21%	0.21%	0.21%		0.21	%(f)	0.21%

Ratio of net investment income (loss) to average net assets	4.23	%(f)	5.07%	4.81%	1.42%	0.03%		(0.01	)%(f)	0.86%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	55

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Administration Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.048	0.046	0.011	–	(b)	–	(b)	0.008

Net realized gain	–		0.001	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.020		0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.03%		4.98%	4.67%	1.07%	0.03%		–	%(e)	0.76%

Net assets, end of period (in 000’s)	$11,910,609		$12,512,474	$10,067,366	$9,178,619	$7,904,302		$5,706,517		$5,421,224

Ratio of net expenses to average net assets	0.42	%(f)	0.43%	0.43%	0.32%	0.07%		0.20	%(f)	0.39%

Ratio of total expenses to average net assets	0.42	%(f)	0.43%	0.43%	0.43%	0.43%		0.43	%(f)	0.43%

Ratio of net investment income (loss) to average net assets	4.01	%(f)	4.84%	4.59%	1.07%	0.02%		(0.01	)%(f)	0.76%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

56	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Cash Management Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.017		0.043	0.041	0.008	–	(b)	–	(b)	0.004

Net realized gain (loss)	–		– (b)	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.017		0.043	0.040	0.008	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.017)		(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	–

Total distributions (c)	(0.017)		(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.75%		4.41%	4.09%	0.76%	0.03%		–	%(e)	0.45%

Net assets, end of period (in 000’s)	$770,779		$638,455	$542,413	$148,429	$302,333		$168,903		$198,129

Ratio of net expenses to average net assets	0.97	%(f)	0.98%	0.98%	0.61%	0.07%		0.20	%(f)	0.65%

Ratio of total expenses to average net assets	0.97	%(f)	0.98%	0.98%	0.98%	0.98%		0.98	%(f)	0.98%

Ratio of net investment income (loss) to average net assets	3.46	%(f)	4.30%	4.14%	0.45%	0.03%		(0.01	)%(f)	0.35%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	57

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Premier Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.048	0.044	0.010	–	(b)	–	(b)	0.007

Net realized gain	–		– (b)	0.001	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.020		0.048	0.045	0.010	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.020)		(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.98%		4.88%	4.56%	1.01%	0.03%		–	%(e)	0.70%

Net assets, end of period (in 000’s)	$104,957		$121,603	$119,784	$365,028	$9,922,502		$219,114		$195,822

Ratio of net expenses to average net assets	0.52	%(f)	0.53%	0.53%	0.33%	0.07%		0.20	%(f)	0.46%

Ratio of total expenses to average net assets	0.52	%(f)	0.53%	0.53%	0.53%	0.53%		0.53	%(f)	0.53%

Ratio of net investment income (loss) to average net assets	3.91	%(f)	4.76%	4.39%	0.33%	0.03%		(0.01	)%(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

58	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Resource Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.018		0.044	0.042	0.008	–	(b)	–	(b)	0.005

Net realized gain	–		0.001	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.018		0.045	0.042	0.008	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.018)		(0.045)	(0.042)	(0.008)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.018)		(0.045)	(0.042)	(0.008)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.83%		4.57%	4.25%	0.84%	0.03%		–	%(e)	0.53%

Net assets, end of period (in 000’s)	$9,807		$10,429	$8,513	$9,214	$10,447		$93,981		$83,378

Ratio of net expenses to average net assets	0.82	%(f)	0.83%	0.83%	0.56%	0.07%		0.20	%(f)	0.60%

Ratio of total expenses to average net assets	0.82	%(f)	0.83%	0.83%	0.83%	0.83%		0.83	%(f)	0.83%

Ratio of net investment income (loss) to average net assets	3.61	%(f)	4.45%	4.16%	0.83%	0.02%		(0.01	)%(f)	0.47%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	59

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class R6 Shares

	Six Months Ended		Year Ended November 30,					For the		For the Fiscal
	May 31, 2025 (Unaudited)		2024	2023	2022	2021		Period Ended November 30, 2020†		Year Ended August 31, 2020

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.009

Net realized gain	–		– (b)	–	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.16%		5.25%	4.93%	1.25%	0.03%		0.01%		0.97%

Net assets, end of period (in 000’s)	$466,553		$518,093	$316,732	$268,194	$311,454		$91,630		$115,111

Ratio of net expenses to average net assets	0.17	%(e)	0.18%	0.18%	0.15%	0.07%		0.18	%(e)	0.18%

Ratio of total expenses to average net assets	0.17	%(e)	0.18%	0.18%	0.18%	0.18%		0.18	%(e)	0.18%

Ratio of net investment income to average net assets	4.26	%(e)	5.08%	4.83%	1.26%	0.03%		–	%(e)(f)	0.93%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

60	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Drexel Hamilton Class Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		Period Ended August 31, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(b)	0.021		0.051	0.049	0.012	–	(c)	–	(c)	0.005

Net realized gain (loss)	–		– (c)	(0.001)	– (c)	–	(c)	–	(c)	0.004

Total from investment operations	0.021		0.051	0.048	0.012	–	(c)	–	(c)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(c)	–	(c)	(0.009)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	–	(c)	–	(c)	–	(c)

Total distributions (d)	(0.021)		(0.051)	(0.048)	(0.012)	–	(c)	–	(c)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(e)	2.16%		5.25%	4.93%	1.25%	0.03%		0.01%		0.93%

Net assets, end of period (in 000’s)	$5,239,881		$11,749,435	$11,012,314	$7,563,684	$4,948,288		$3,042,967		$2,354,098

Ratio of net expenses to average net assets	0.17	%(f)	0.18%	0.18%	0.15%	0.07%		0.18	%(f)	0.18	%(f)

Ratio of total expenses to average net assets	0.17	%(f)	0.18%	0.18%	0.18%	0.18%		0.18	%(f)	0.18	%(f)

Ratio of net investment income to average net assets	4.27	%(f)	5.09%	4.91%	1.33%	0.03%		–	%(f)(g)	0.54	%(f)

†	The Fund changed its fiscal year end from August 31 to November 30.

(a)	Commenced operations on September 9, 2019.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Amount is less than $0.0005 per share.

(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

(g)	Amount is less than 0.005%.

The accompanying notes are an integral part of these consolidated financial statements.	61

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Loop Class Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2021(a)
			2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.021		0.051	0.049	0.012	–	(c)

Net realized loss	–		– (c)	(0.001)	– (c)	–	(c)

Total from investment operations	0.021		0.051	0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.021)		(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(e)	2.16%		5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$2,885,926		$3,700,089	$2,922,240	$2,365,925	$504,408

Ratio of net expenses to average net assets	0.17	%(g)	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.17	%(g)	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	4.26	%(g)	5.09%	4.95%	1.36%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

62	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Seelaus Class Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2021(a)
			2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.021		0.050	0.049	0.012	–	(c)

Net realized gain (loss)	–		0.001	(0.001)	– (c)	–	(c)

Total from investment operations	0.021		0.051	0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.021)		(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(e)	2.16%		5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$3,178,823		$2,346,486	$684,634	$2,005,266	$10

Ratio of net expenses to average net assets	0.17	%(g)	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.17	%(g)	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	4.25	%(g)	5.00%	4.91%	1.55%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	63

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Class D Shares

	Six Months Ended May 31, 2025 (Unaudited)		For the Fiscal Year Ended November 30, 2024	Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income (loss)(b)	(0.001)		0.051	0.041

Net realized gain	0.022		–	–

Total from investment operations	0.021		0.051	0.041

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.041)

Distributions to shareholders from net realized gains	–	(c)	– (c)	–	(c)

Total distributions (d)	(0.021)		(0.051)	(0.041)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	2.13%		5.20%	4.14%

Net assets, end of period (in 000’s)	$36,777		$31,501	$28,025

Ratio of net expenses to average net assets	0.19	%(f)	0.20%	0.24	%(f)

Ratio of net investment income (loss) to average net assets	(0.19	)%(f)	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

64	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Institutional Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.051	0.047	0.011	–	(b)	–	(b)	0.007

Net realized gain	–		–	0.001	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.021		0.051	0.048	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.13%		5.20%	4.84%	1.14%	0.01%		–	%(e)	0.95%

Net assets, end of period (in 000’s)	$88,342,122		$86,340,277	$79,002,981	$92,045,963	$101,041,091		$75,892,232		$84,038,158

Ratio of net expenses to average net assets	0.19	%(f)	0.20%	0.20%	0.17%	0.07%		0.16	%(f)	0.20%

Ratio of total expenses to average net assets	0.19	%(f)	0.20%	0.20%	0.20%	0.20%		0.20	%(f)	0.20%

Ratio of net investment income to average net assets	4.19	%(f)	5.05%	4.75%	1.11%	0.01%		–	%(e)(f)	0.71%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	65

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Capital Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.049	0.045	0.010	–	(b)	–	(b)	0.009

Net realized gain (loss)	–		–	0.001	– (b)	–	(b)	–	(b)	(0.001)

Total from investment operations	0.020		0.049	0.046	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.049)	(0.046)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.049)	(0.046)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.05%		5.04%	4.68%	1.03%	0.01%		–	%(e)	0.82%

Net assets, end of period (in 000’s)	$528,183		$1,054,741	$520,343	$957,608	$826,871		$675,659		$725,405

Ratio of net expenses to average net assets	0.34	%(f)	0.35%	0.35%	0.27%	0.07%		0.16	%(f)	0.33%

Ratio of total expenses to average net assets	0.34	%(f)	0.35%	0.35%	0.35%	0.35%		0.35	%(f)	0.35%

Ratio of net investment income to average net assets	4.05	%(f)	4.87%	4.50%	1.09%	0.01%		–	%(e)(f)	0.85%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

66	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Service Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.018		0.045	0.042	0.008	–	(b)	–	(b)	0.003

Net realized gain	–		0.001	0.001	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.018		0.046	0.043	0.008	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.018)		(0.046)	(0.043)	(0.008)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.018)		(0.046)	(0.043)	(0.008)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.88%		4.68%	4.32%	0.82%	0.01%		–	%(e)	0.60%

Net assets, end of period (in 000’s)	$1,958,757		$2,048,743	$698,078	$912,338	$1,569,931		$122,542		$116,172

Ratio of net expenses to average net assets	0.69	%(f)	0.69%	0.70%	0.47%	0.07%		0.16	%(f)	0.41%

Ratio of total expenses to average net assets	0.69	%(f)	0.69%	0.70%	0.70%	0.70%		0.70	%(f)	0.70%

Ratio of net investment income to average net assets	3.69	%(f)	4.50%	4.20%	0.69%	0.01%		–	%(e)(f)	0.28%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	67

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Preferred Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.049	0.048	0.011	–	(b)	–	(b)	0.007

Net realized gain (loss)	–		0.001	(0.001)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.020		0.050	0.047	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.020)		(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	–

Total distributions (c)	(0.020)		(0.050)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.08%		5.10%	4.73%	1.07%	0.01%		–	%(e)	0.86%

Net assets, end of period (in 000’s)	$79,891		$80,799	$63,099	$36,610	$78,191		$137,607		$113,769

Ratio of net expenses to average net assets	0.29	%(f)	0.30%	0.30%	0.24%	0.07%		0.16	%(f)	0.29%

Ratio of total expenses to average net assets	0.29	%(f)	0.30%	0.30%	0.30%	0.30%		0.30	%(f)	0.30%

Ratio of net investment income to average net assets	4.09	%(f)	4.94%	4.80%	0.99%	–	%(e)	–	%(e)(f)	0.68%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

68	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Select Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.051	0.048	0.011	–	(b)	–	(b)	0.006

Net realized gain (loss)	–		–	(0.001)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.021		0.051	0.047	0.011	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.047)	(0.011)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.11%		5.17%	4.81%	1.12%	0.01%		–	%(e)	0.92%

Net assets, end of period (in 000’s)	$694,640		$357,644	$590,745	$444,262	$208,542		$336,761		$495,422

Ratio of net expenses to average net assets	0.22	%(f)	0.23%	0.23%	0.19%	0.07%		0.16	%(f)	0.23%

Ratio of total expenses to average net assets	0.22	%(f)	0.23%	0.23%	0.23%	0.23%		0.23	%(f)	0.23%

Ratio of net investment income to average net assets	4.16	%(f)	5.01%	4.80%	1.38%	0.01%		–	%(e)(f)	0.60%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	69

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Administration Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.048	0.045	0.010	–	(b)	–	(b)	0.008

Net realized gain	–		–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.020		0.048	0.045	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.048)	(0.045)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.00%		4.94%	4.58%	0.96%	0.01%		–	%(e)	0.75%

Net assets, end of period (in 000’s)	$2,560,443		$2,518,815	$2,199,709	$2,188,569	$2,038,029		$1,578,689		$1,493,968

Ratio of net expenses to average net assets	0.44	%(f)	0.45%	0.45%	0.34%	0.07%		0.16	%(f)	0.40%

Ratio of total expenses to average net assets	0.44	%(f)	0.45%	0.45%	0.45%	0.45%		0.45	%(f)	0.45%

Ratio of net investment income to average net assets	3.94	%(f)	4.80%	4.49%	0.95%	0.01%		–	%(e)(f)	0.72%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

70	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Cash Management Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.017		0.042	0.040	0.007	–	(b)	–	(b)	0.004

Net realized gain	–		0.001	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.017		0.043	0.040	0.007	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.017)		(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.017)		(0.043)	(0.040)	(0.007)	–	(b)	–	(b)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.72%		4.37%	4.01%	0.66%	0.01%		–	%(e)	0.43%

Net assets, end of period (in 000’s)	$48,367		$55,282	$31,043	$6,964	$11,716		$9,744		$10,781

Ratio of net expenses to average net assets	0.99	%(f)	0.99%	1.00%	0.54%	0.07%		0.16	%(f)	0.73%

Ratio of total expenses to average net assets	0.99	%(f)	0.99%	1.00%	1.00%	1.00%		1.00	%(f)	1.00%

Ratio of net investment income to average net assets	3.39	%(f)	4.21%	3.99%	0.31%	0.01%		–	%(e)(f)	0.40%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	71

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Premier Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.019		0.047	0.046	0.009	–	(b)	–	(b)	0.007

Net realized loss	–		–	(0.002)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.019		0.047	0.044	0.009	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.019)		(0.047)	(0.044)	(0.009)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.019)		(0.047)	(0.044)	(0.009)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.95%		4.83%	4.47%	0.90%	0.01%		–	%(e)	0.69%

Net assets, end of period (in 000’s)	$1,102,536		$1,222,917	$694,503	$215,864	$204,641		$162,524		$161,117

Ratio of net expenses to average net assets	0.54	%(f)	0.55%	0.55%	0.39%	0.07%		0.16	%(f)	0.45%

Ratio of total expenses to average net assets	0.54	%(f)	0.55%	0.55%	0.55%	0.55%		0.55	%(f)	0.55%

Ratio of net investment income to average net assets	3.84	%(f)	4.69%	4.59%	0.87%	0.01%		–	%(e)(f)	0.65%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

72	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Loop Class Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2021(a)
			2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.021		0.051	0.046	0.011	–	(c)

Net realized gain	–		–	0.002	– (c)	–	(c)

Total from investment operations	0.021		0.051	0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.021)		(0.051)	(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(e)	2.13%		5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$125,616		$42,733	$41,599	$152,101	$200,012

Ratio of net expenses to average net assets	0.19	%(f)	0.20%	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.20%	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	4.17	%(f)	5.06%	4.60%	1.08%	0.01	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	73

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Seelaus Class Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2021(a)
			2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.021		0.047	0.052	0.011	–	(c)

Net realized gain (loss)	–		0.004	(0.004)	– (c)	–	(c)

Total from investment operations	0.021		0.051	0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	–	– (c)	–	(c)

Total distributions (d)	(0.021)		(0.051)	(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(e)	2.13%		5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$11		$11	$12,094	$10	$10

Ratio of net expenses to average net assets	0.19	%(f)	0.19%	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.19%	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	4.19	%(f)	4.73%	5.17%	1.15%	0.03	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

74	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Institutional Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain	–		–	–	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.14%		5.21%	4.91%	1.24%	0.02%		–	%(e)	0.94%

Net assets, end of period (in 000’s)	$36,684,064		$37,458,284	$44,096,664	$39,033,144	$21,699,895		$34,576,104		$22,518,304

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.18%	0.07%		0.15	%(f)	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20%	0.20%		0.20	%(f)	0.20%

Ratio of net investment income to average net assets	4.22	%(f)	5.07%	4.80%	1.56%	0.01%		0.01	%(f)	0.68%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	75

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Capital Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.049	0.047	0.011	–	(b)	–	(b)	0.007

Net realized gain (loss)	–		–	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.020		0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.07%		5.05%	4.75%	1.13%	0.02%		–	%(e)	0.80%

Net assets, end of period (in 000’s)	$1,415,911		$1,433,494	$1,089,014	$743,723	$371,230		$330,016		$372,260

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.29%	0.07%		0.15	%(f)	0.34%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.35%	0.35%		0.35	%(f)	0.35%

Ratio of net investment income to average net assets	4.07	%(f)	4.91%	4.72%	1.29%	0.01%		–	%(e)(f)	0.74%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

76	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Service Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.019		0.046	0.043	0.009	–	(b)	–	(b)	0.006

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.019		0.046	0.043	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.019)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.019)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.89%		4.69%	4.39%	0.92%	0.02%		–	%(e)	0.59%

Net assets, end of period (in 000’s)	$1,815,359		$1,728,729	$1,535,201	$1,408,940	$1,703,918		$911,413		$937,649

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.50%	0.07%		0.15	%(f)	0.55%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.70%	0.70%		0.70	%(f)	0.70%

Ratio of net investment income to average net assets	3.72	%(f)	4.57%	4.30%	0.89%	0.01%		–	%(e)(f)	0.55%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	77

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Preferred Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.050	0.047	0.012	–	(b)	–	(b)	0.008

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.021		0.050	0.047	0.012	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.021)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.09%		5.10%	4.81%	1.17%	0.02%		–	%(e)	0.84%

Net assets, end of period (in 000’s)	$804,198		$832,274	$1,064,306	$682,319	$500,987		$440,733		$771,943

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.25%	0.07%		0.15	%(f)	0.30%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.30%	0.30%		0.30	%(f)	0.30%

Ratio of net investment income (loss) to average net assets	4.12	%(f)	4.98%	4.73%	1.27%	0.01%		(0.01	)%(f)	0.76%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

78	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Select Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.049	0.047	0.012	–	(b)	–	(b)	0.007

Net realized gain	–		0.002	0.001	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.13%		5.18%	4.88%	1.22%	0.02%		–	%(e)	0.91%

Net assets, end of period (in 000’s)	$131,911		$373,803	$240,995	$163,715	$87,703		$213,174		$178,351

Ratio of net expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.20%	0.07%		0.15	%(f)	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.23%	0.23%		0.23	%(f)	0.23%

Ratio of net investment income to average net assets	4.25	%(f)	4.92%	4.71%	1.48%	0.01%		–	%(e)(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	79

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Administration Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.048	0.046	0.011	–	(b)	–	(b)	0.007

Net realized loss	–		–	(0.001)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.020		0.048	0.045	0.011	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.020)		(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.02%		4.95%	4.65%	1.06%	0.02%		–	%(e)	0.73%

Net assets, end of period (in 000’s)	$2,770,531		$2,915,737	$2,294,770	$1,986,064	$2,923,435		$2,380,299		$2,088,737

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.36%	0.07%		0.15	%(f)	0.40%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.45%	0.45%		0.45	%(f)	0.45%

Ratio of net investment income to average net assets	3.97	%(f)	4.82%	4.56%	1.15%	0.01%		–%	(e)(f)	0.65%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

80	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Cash Management Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.017		0.042	0.038	0.008	–	(b)	–	(b)	0.003

Net realized gain	–		0.001	0.002	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.017		0.043	0.040	0.008	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.017)		(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.017)		(0.043)	(0.040)	(0.008)	–		–		(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.74%		4.37%	4.08%	0.76%	0.02%		–	%(e)	0.43%

Net assets, end of period (in 000’s)	$37,853		$29,691	$14,974	$28,115	$29,933		$20,187		$13,015

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	1.00%	0.63%	0.07%		0.15	%(f)	0.68%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.00%	1.00%		1.00	%(f)	1.00%

Ratio of net investment income to average net assets	3.41	%(f)	4.24%	3.82%	0.60%	0.01%		0.01	%(f)	0.35%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	81

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Premier Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.019		0.047	0.044	0.010	–	(b)	–	(b)	0.006

Net realized gain	–		–	–	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.019		0.047	0.044	0.010	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.019)		(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.019)		(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.97%		4.84%	4.55%	1.00%	0.02%		–	%(e)	0.68%

Net assets, end of period (in 000’s)	$13,608		$16,648	$15,290	$42,003	$13,495		$13,573		$17,568

Ratio of net expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.45%	0.07%		0.15	%(f)	0.46%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.55%	0.55%		0.55	%(f)	0.55%

Ratio of net investment income to average net assets	3.88	%(f)	4.72%	4.38%	1.45%	0.01%		–	%(e)(f)	0.62%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

82	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Resource Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.018		0.044	0.044	0.009	–	(b)	0.001		0.006

Net realized loss	–		–	(0.002)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.018		0.044	0.042	0.009	–	(b)	0.001		0.006

Distributions to shareholders from net investment income	(0.018)		(0.044)	(0.042)	(0.009)	–	(b)	(0.001)		(0.006)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.018)		(0.044)	(0.042)	(0.009)	–	(b)	(0.001)		(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.81%		4.53%	4.23%	0.83%	0.02%		–	%(e)	0.51%

Net assets, end of period (in 000’s)	$33,130		$32,417	$11,752	$1	$1		$1		$1

Ratio of net expenses to average net assets	0.85	%(f)	0.85%	0.85%	0.35%	0.07%		0.15	%(f)	0.39%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.85%	0.85%	0.85%		0.85	%(f)	0.85%

Ratio of net investment income to average net assets	3.57	%(f)	4.36%	4.38%	0.88%	0.03%		0.34	%(f)	0.59%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	83

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Institutional Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.007

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	0.003

Total from investment operations	0.021		0.051	0.048	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.13%		5.21%	4.91%	1.24%	0.01%		–	%(e)	0.96%

Net assets, end of period (in 000’s)	$14,441,590		$12,840,990	$13,623,371	$14,341,376	$9,632,239		$10,518,867		$11,543,913

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.17%	0.09%		0.17	%(f)	0.20%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20%	0.20%		0.20	%(f)	0.20%

Ratio of net investment income to average net assets	4.18	%(f)	5.06%	4.82%	1.41%	–	%(e)	–	%(e)(f)	0.70%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

84	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Capital Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.049	0.046	0.011	–	(b)	–	(b)	0.007

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.020		0.049	0.046	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.049)	(0.046)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.05%		5.05%	4.76%	1.13%	0.01%		–	%(e)	0.83%

Net assets, end of period (in 000’s)	$187,407		$156,600	$164,197	$206,167	$243,876		$234,344		$201,227

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.27%	0.09%		0.17	%(f)	0.32%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.35%	0.35%		0.35	%(f)	0.35%

Ratio of net investment income to average net assets	4.03	%(f)	4.92%	4.60%	0.94%	–	%(e)	–	%(e)(f)	0.65%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	85

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Service Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.018		0.046	0.045	0.009	–	(b)	–	(b)	0.005

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.018		0.046	0.045	0.009	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.018)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.018)		(0.046)	(0.043)	(0.009)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.87%		4.68%	4.39%	0.91%	0.01%		–	%(e)	0.62%

Net assets, end of period (in 000’s)	$337,667		$440,947	$418,452	$158,102	$233,842		$240,184		$208,499

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.45%	0.09%		0.17	%(f)	0.50%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.70%	0.70%		0.70	%(f)	0.70%

Ratio of net investment income to average net assets	3.69	%(f)	4.57%	4.45%	0.81%	–	%(e)	–	%(e)(f)	0.47%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

86	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Preferred Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.050	0.047	0.012	–	(b)	–	(b)	0.008

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.020		0.050	0.047	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.020)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.08%		5.10%	4.81%	1.17%	0.01%		–	%(e)	0.87%

Net assets, end of period (in 000’s)	$50,458		$53,668	$46,330	$64,568	$51,188		$59,340		$52,791

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.24%	0.09%		0.17	%(f)	0.29%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.30%	0.30%		0.30	%(f)	0.30%

Ratio of net investment income to average net assets	4.08	%(f)	4.97%	4.69%	1.14%	–	%(e)	–	%(e)(f)	0.78%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	87

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Select Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.021		0.048	0.046	0.012	–	(b)	–	(b)	0.009

Net realized gain	–		0.003	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.021		0.051	0.046	0.012	–	(b)	–	(b)	0.009

Distributions to shareholders from net investment income	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.021)		(0.051)	(0.048)	(0.012)	–	(b)	–	(b)	(0.009)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.11%		5.18%	4.88%	1.22%	0.01%		–	%(e)	0.93%

Net assets, end of period (in 000’s)	$5,292		$8,852	$2,039	$10,533	$5,519		$6,547		$7,067

Ratio of net expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.20%	0.09%		0.17	%(f)	0.23%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.23%	0.23%		0.23	%(f)	0.23%

Ratio of net investment income to average net assets	4.16	%(f)	4.83%	4.55%	1.51%	–	%(e)	–	%(e)(f)	0.91%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

88	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Administration Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.048	0.045	0.011	–	(b)	–	(b)	0.006

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.020		0.048	0.045	0.011	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.020)		(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.020)		(0.048)	(0.045)	(0.011)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.00%		4.95%	4.65%	1.06%	0.01%		–	%(e)	0.77%

Net assets, end of period (in 000’s)	$1,087,122		$817,770	$799,651	$803,909	$375,220		$610,539		$443,470

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.37%	0.09%		0.17	%(f)	0.38%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.45%	0.45%		0.45	%(f)	0.45%

Ratio of net investment income to average net assets	3.93	%(f)	4.83%	4.53%	1.16%	–	%(e)	–	%(e)(f)	0.61%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	89

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Cash Management Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.017		0.042	0.039	0.008	–	(b)	–	(b)	0.004

Net realized gain	–		0.001	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.017		0.043	0.039	0.008	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.017)		(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.017)		(0.043)	(0.040)	(0.008)	–	(b)	–	(b)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.72%		4.37%	4.08%	0.76%	0.01%		–	%(e)	0.45%

Net assets, end of period (in 000’s)	$273,250		$264,893	$165,859	$320,794	$371,768		$262,647		$272,981

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	1.00%	0.61%	0.09%		0.17	%(f)	0.70%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.00%	1.00%	1.00%		1.00	%(f)	1.00%

Ratio of net investment income to average net assets	3.38	%(f)	4.23%	3.90%	0.64%	–	%(e)	–	%(e)(f)	0.37%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

90	The accompanying notes are an integral part of these consolidated financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Premier Shares

	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.019		0.047	0.044	0.010	–	(b)	–	(b)	0.006

Net realized gain	–		–	– (b)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.019		0.047	0.044	0.010	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.019)		(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions (c)	(0.019)		(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.95%		4.84%	4.55%	1.00%	0.01%		–	%(e)	0.71%

Net assets, end of period (in 000’s)	$86,077		$102,169	$66,816	$91,667	$122,233		$79,208		$127,497

Ratio of net expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.39%	0.09%		0.17	%(f)	0.45%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.55%	0.55%		0.55	%(f)	0.55%

Ratio of net investment income to average net assets	3.83	%(f)	4.71%	4.40%	0.85%	–	%(e)	–	%(e)(f)	0.63%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	91

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements May 31, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Financial Square Federal Instruments Fund	D, Institutional, Capital, Service, Preferred, Administration and Cash Management	Diversified

Financial Square Government Fund	A, C, D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, R6, Drexel Hamilton, Loop and Seelaus	Diversified

Financial Square Treasury Instruments Fund	D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Loop and Seelaus	Diversified

Financial Square Treasury Obligations Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier and Resource	Diversified

Financial Square Treasury Solutions Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, and Premier	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

93

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued )

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2025, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

94

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued )

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2025, Goldman Sachs retained $1,875 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government Fund. The Transfer Agency Fee is 0.01% for all funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)	Capital Shares	Service Shares	Preferred Shares	Select Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%	0.15%	0.25%	0.10%	0.03%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	N/A	0.25%(c)	N/A	N/A

			Administration Shares	Cash Management Shares	Premier Shares	Resource Shares

Administration, Service and/or Shareholder Administration Fees*			0.25%	0.50%	0.35%	0.50%

Distribution and/or Service (12b-1) Fees			N/A	0.30%(b)	N/A	0.15%(b)

*

Class D Shares, Institutional Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares, and Seelaus Class Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a)	Financial Square Government Fund only.

(b)	Distribution (12b-1) fee only.

(c)	Service (12b-1) fee only.

N/A Fees not applicable to respective share class.

95

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2025

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2025, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Financial Square Government Fund	$ 6	$ 6

For the six months ended May 31, 2025, the net effective management fee rate was 0.16% for the Financial Square Government Fund and 0.18% for Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds.

H. Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2025, there were no purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds with regard to Rule 17a-7.

As of May 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Capital Shares	Seelaus Class Shares

Financial Square Federal Instruments Fund	100%	–%

Financial Square Treasury Instruments Fund	–	100

I. Line of Credit Facility — As of May 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2024, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Capital loss carryforwards:

Perpetual Short-Term	$—	$—	$(18,234,570)	$—	$—

Perpetual Long-Term	—	—	(1,320,417)	—	—

Total capital loss carryforwards	—	—	(19,554,987)	—	—

Timing differences — Dividends Payable	(5,911,093)	(503,774,294)	(151,023,774)	(94,220,045)	(17,702,836)

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

5. TAX INFORMATION (continued)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/ or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2025

6. OTHER RISKS (continued)

its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Financial Square Federal Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Class D Shares

Shares sold	512,805	1,807,286

Reinvestment of distributions	20,453	65,066

Shares redeemed	(1,507,996)	(2,087,340)

	(974,738)	(214,988)

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Federal Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Institutional Shares

Shares sold	6,969,885,940	13,360,449,583

Reinvestment of distributions	113,307,250	236,236,811

Shares redeemed	(6,771,760,524)	(11,984,612,501)

	311,432,666	1,612,073,893

Capital Shares

Reinvestment of distributions	1,195	2,802

	1,195	2,802

Service Shares

Shares sold	5,693,126	8,990,966

Reinvestment of distributions	1,200	140,947

Shares redeemed	(13,173,525)	(26,931,011)

	(7,479,199)	(17,799,098)

Preferred Shares

Shares sold	97,806,715	272,729,867

Reinvestment of distributions	3,052,475	6,405,232

Shares redeemed	(100,280,098)	(246,723,389)

	579,092	32,411,710

Administration Shares

Shares sold	155,358,720	283,397,839

Reinvestment of distributions	2,715,589	6,209,080

Shares redeemed	(167,210,438)	(283,903,711)

	(9,136,129)	5,703,208

Cash Management Shares

Shares sold	55,112,933	122,178,884

Reinvestment of distributions	631,227	1,189,689

Shares redeemed	(76,587,123)	(88,475,726)

	(20,842,963)	34,892,847

NET INCREASE IN SHARES	273,579,924	1,667,070,374

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Government Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Class A Shares

Shares sold	3,285,664,603	5,177,644,426

Reinvestment of distributions	97,020,442	170,167,908

Shares redeemed	(2,431,593,039)	(3,579,540,174)

	951,092,006	1,768,272,160

Class C Shares

Shares sold	1,892,378	1,697,540

Reinvestment of distributions	75,532	214,120

Shares redeemed	(2,014,810)	(2,475,103)

	(46,900)	(563,443)

Class D Shares

Shares sold	108,548,187	175,653,273

Reinvestment of distributions	2,171,876	4,774,265

Shares redeemed	(95,602,182)	(175,506,817)

	15,117,881	4,920,721

Institutional Shares

Shares sold	943,585,469,283	1,658,674,501,351

Reinvestment of distributions	2,383,385,306	5,371,160,186

Shares redeemed	(958,719,579,998)	(1,658,919,093,397)

	(12,750,725,409)	5,126,568,140

Capital Shares

Shares sold	7,523,436,745	14,037,858,495

Reinvestment of distributions	12,022,932	30,417,784

Shares redeemed	(7,328,685,388)	(14,160,115,567)

	206,774,289	(91,839,288)

Service Shares

Shares sold	3,629,002,117	5,583,832,229

Reinvestment of distributions	11,517,250	26,165,438

Shares redeemed	(2,824,191,962)	(5,753,697,632)

	816,327,405	(143,699,965)

Preferred Shares

Shares sold	4,066,935,502	12,127,366,091

Reinvestment of distributions	10,718,952	22,083,645

Shares redeemed	(4,238,279,340)	(12,361,483,772)

	(160,624,886)	(212,034,036)

Select Shares

Shares sold	1,283,583,586	3,109,381,194

Reinvestment of distributions	16,954,439	41,655,190

Shares redeemed	(1,483,890,263)	(3,369,577,006)

	(183,352,238)	(218,540,622)

100

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Government Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Administration Shares

Shares sold	21,213,007,918	43,561,825,529

Reinvestment of distributions	61,933,558	125,010,801

Shares redeemed	(21,873,170,652)	(41,242,731,091)

	(598,229,176)	2,444,105,239

Cash Management Shares

Shares sold	2,075,783,310	3,336,371,978

Reinvestment of distributions	14,814,139	24,789,215

Shares redeemed	(1,958,226,228)	(3,265,169,768)

	132,371,221	95,991,425

Premier Shares

Shares sold	202,007,130	405,822,231

Reinvestment of distributions	1,819,883	4,879,914

Shares redeemed	(220,463,685)	(408,892,817)

	(16,636,672)	1,809,328

Resource Shares

Shares sold	1,941,161	4,939,555

Reinvestment of distributions	185,934	421,205

Shares redeemed	(2,747,621)	(3,446,086)

	(620,526)	1,914,674

Class R6 Shares

Shares sold	529,869,416	993,107,976

Reinvestment of distributions	10,668,305	22,611,977

Shares redeemed	(592,034,906)	(814,402,699)

	(51,497,185)	201,317,254

Drexel Hamilton Class Shares

Shares sold	72,045,491,452	135,748,179,191

Reinvestment of distributions	40,174,299	89,961,783

Shares redeemed	(78,594,152,876)	(135,102,108,404)

	(6,508,487,125)	736,032,570

Loop Class Shares

Shares sold	24,466,102,517	37,927,378,602

Reinvestment of distributions	59,459,196	89,142,673

Shares redeemed	(25,339,495,274)	(37,238,910,651)

	(813,933,561)	777,610,624

Seelaus Class Shares

Shares sold	7,220,283,652	5,619,380,296

Reinvestment of distributions	43,558,407	41,794,482

Shares redeemed	(6,431,337,278)	(3,999,503,297)

	832,504,781	1,661,671,481

NET INCREASE (DECREASE) IN SHARES	(18,129,966,095)	12,153,536,262

101

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Class D Shares

Shares sold	38,904,564	99,722,223

Reinvestment of distributions	721,742	1,785,104

Shares redeemed	(34,034,380)	(98,034,476)

	5,591,926	3,472,851

Institutional Shares

Shares sold	135,773,946,113	236,924,705,390

Reinvestment of distributions	1,071,695,518	2,360,013,397

Shares redeemed	(134,812,932,918)	(231,956,446,174)

	2,032,708,713	7,328,272,613

Capital Shares

Shares sold	3,711,680,509	7,375,272,512

Reinvestment of distributions	15,776,832	27,046,255

Shares redeemed	(4,253,916,993)	(6,868,021,930)

	(526,459,652)	534,296,837

Service Shares

Shares sold	1,937,513,520	5,806,243,704

Reinvestment of distributions	1,256,523	6,190,523

Shares redeemed	(2,028,540,641)	(4,461,980,036)

	(89,770,598)	1,350,454,191

Preferred Shares

Shares sold	330,973,097	447,691,934

Reinvestment of distributions	1,532,836	3,017,825

Shares redeemed	(333,406,377)	(433,017,868)

	(900,444)	17,691,891

Select Shares

Shares sold	952,434,758	1,423,770,747

Reinvestment of distributions	6,074,817	20,853,305

Shares redeemed	(621,461,906)	(1,677,779,047)

	337,047,669	(233,154,995)

Administration Shares

Shares sold	6,957,185,819	12,790,943,965

Reinvestment of distributions	31,929,308	63,718,092

Shares redeemed	(6,947,075,881)	(12,535,810,483)

	42,039,246	318,851,574

Cash Management Shares

Shares sold	48,110,605	171,795,793

Reinvestment of distributions	1,003,455	1,630,068

Shares redeemed	(56,022,853)	(149,193,335)

	(6,908,793)	24,232,526

102

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Premier Shares

Shares sold	356,998,641	1,896,256,304

Reinvestment of distributions	22	53

Shares redeemed	(477,276,796)	(1,367,946,604)

	(120,278,133)	528,309,753

Loop Class Shares

Shares sold	106,617,281	88,250,000

Reinvestment of distributions	976,489	2,112,986

Shares redeemed	(24,705,448)	(89,233,731)

	82,888,322	1,129,255

Seelaus Class Shares

Shares sold	206,700,000	318,250,000

Reinvestment of distributions	88,382	27,844

Shares redeemed	(206,788,145)	(330,360,561)

	237	(12,082,717)

NET INCREASE IN SHARES	1,755,958,493	9,861,473,779

103

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Obligations Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Institutional Shares

Shares sold	147,383,743,505	235,444,904,789

Reinvestment of distributions	398,982,369	905,031,371

Shares redeemed	(148,536,998,585)	(242,991,956,870)

	(754,272,711)	(6,642,020,710)

Capital Shares

Shares sold	3,259,475,360	6,019,043,023

Reinvestment of distributions	4,272,392	10,763,735

Shares redeemed	(3,281,149,171)	(5,685,482,185)

	(17,401,419)	344,324,573

Service Shares

Shares sold	1,361,987,522	3,141,927,751

Reinvestment of distributions	2,451,297	5,466,063

Shares redeemed	(1,277,584,038)	(2,954,053,312)

	86,854,781	193,340,502

Preferred Shares

Shares sold	1,498,594,466	2,969,107,699

Reinvestment of distributions	7,309,748	16,664,209

Shares redeemed	(1,533,647,930)	(3,217,875,337)

	(27,743,716)	(232,103,429)

Select Shares

Shares sold	437,267,774	1,067,823,252

Reinvestment of distributions	2,403,599	5,554,512

Shares redeemed	(681,507,888)	(940,618,385)

	(241,836,515)	132,759,379

Administration Shares

Shares sold	6,769,840,429	13,222,800,303

Reinvestment of distributions	13,719,585	25,971,414

Shares redeemed	(6,928,469,740)	(12,628,046,111)

	(144,909,726)	620,725,606

Cash Management Shares

Shares sold	93,334,392	139,362,851

Reinvestment of distributions	567,948	883,403

Shares redeemed	(85,736,138)	(125,533,218)

	8,166,202	14,713,036

Premier Shares

Shares sold	37,170,409	102,671,552

Reinvestment of distributions	266,519	703,843

Shares redeemed	(40,474,487)	(102,019,221)

	(3,037,559)	1,356,174

104

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Obligations Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Resource Shares

Shares sold	70,023,219	132,650,147

Reinvestment of distributions	564,120	875,003

Shares redeemed	(69,869,110)	(112,864,998)

	718,229	20,660,152

NET DECREASE IN SHARES	(1,093,462,433)	(5,546,244,717)

105

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2025

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Solutions Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2025 (Unaudited)	November 30, 2024

	Shares	Shares

Institutional Shares

Shares sold	16,145,686,246	34,812,760,224

Reinvestment of distributions	190,190,184	421,684,181

Shares redeemed	(14,725,778,179)	(36,017,893,110)

	1,610,098,251	(783,448,705)

Capital Shares

Shares sold	719,067,664	1,835,906,949

Reinvestment of distributions	3,553,268	8,028,787

Shares redeemed	(691,793,126)	(1,851,547,577)

	30,827,806	(7,611,841)

Service Shares

Shares sold	1,288,020,520	3,131,652,097

Reinvestment of distributions	4,781,910	15,211,211

Shares redeemed	(1,396,023,143)	(3,124,410,344)

	(103,220,713)	22,452,964

Preferred Shares

Shares sold	91,719,702	172,410,229

Reinvestment of distributions	1,080,713	2,470,863

Shares redeemed	(96,003,272)	(167,548,919)

	(3,202,857)	7,332,173

Select Shares

Shares sold	1,675,000	12,024,875

Reinvestment of distributions	165,932	186,816

Shares redeemed	(5,400,000)	(5,400,000)

	(3,559,068)	6,811,691

Administration Shares

Shares sold	1,582,906,776	3,809,475,062

Reinvestment of distributions	19,068,374	40,111,981

Shares redeemed	(1,332,526,000)	(3,831,537,091)

	269,449,150	18,049,952

Cash Management Shares

Shares sold	571,299,081	1,201,754,691

Reinvestment of distributions	230,999	460,967

Shares redeemed	(563,132,948)	(1,103,216,483)

	8,397,132	98,999,175

Premier Shares

Shares sold	230,713,623	411,611,649

Reinvestment of distributions	272,650	725,383

Shares redeemed	(247,065,039)	(376,994,875)

	(16,078,766)	35,342,157

NET INCREASE (DECREASE) IN SHARES	1,792,710,935	(602,072,434)

106

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2024 Goldman Sachs. All rights reserved. FSQSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2025 Investor FundsSM Goldman Sachs Investor Money Market Fund Goldman Sachs Investor Tax-Exempt California Money Market Fund Goldman Sachs Investor Tax-Exempt Money Market Fund Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Goldman Sachs Investor Funds

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations - 17.3%

Advocate Health and Hospitals Corporation
$5,293,000	4.508%		06/09/25	$5,287,836
Albion Capital LLC
19,476,000	4.442		06/02/25	19,473,630
14,180,000	4.383		06/05/25	14,173,099
32,492,000	4.532		06/16/25	32,432,161
6,636,000	4.470		06/20/25	6,620,520
36,885,000	4.512		07/02/25	36,745,247
26,780,000	4.614		07/21/25	26,612,625
19,359,000	4.442		07/25/25	19,230,940
55,873,000	4.460		08/15/25	55,359,667
54,064,000	4.553		08/20/25	53,530,568
4,650,000	4.574		08/21/25	4,603,337
Antalis
11,724,000	4.594		08/04/25	11,631,667
9,977,000	4.470		08/06/25	9,896,153
Atlantic Asset Securitization LLC
9,662,000	4.546		06/20/25	9,639,308
Austin, Texas (City of)
100,000	4.419		06/25/25	100,000
14,970,000	4.420		06/25/25	14,970,000
BofA Securities, Inc.
11,934,000	4.638		11/13/25	11,691,690
21,407,000	4.671		11/25/25	20,937,580
Bon Secours Mercy Health, Inc.
10,000,000	4.449		06/11/25	9,987,695
BPCE
27,599,000	4.561		10/28/25	27,100,961
30,441,000	4.583		11/06/25	29,851,814
Brighthouse Financial Short Term Funding, LLC
20,000,000	4.450		11/24/25	19,577,600
Cabot Trail Funding LLC
4,899,000	4.634		06/05/25	4,896,534
17,984,000	4.508		07/09/25	17,900,285
7,991,000	4.490		07/17/25	7,945,664
18,786,000	4.501		10/14/25	18,476,031
18,640,000	4.640		10/27/25	18,640,000
Chevron Corporation
20,570,000	4.302		01/27/26	19,998,154
Citigroup Global Markets, Inc.
18,237,000	5.511		06/02/25	18,234,356
Cornell University
2,489,000	4.437		06/10/25	2,486,262
Deaconess Health System, Inc.
40,000,000	4.474		08/04/25	39,684,978
Deutsche Bank Aktiengesellschaft - London Branch
25,000,000	4.500		07/10/25	24,880,821
22,000,000	4.490		08/14/25	21,802,183
33,000,000	4.500		09/02/25	32,625,183
75,000,000	4.600	(a)	12/02/25	73,286,322
Dexia
42,999,000	4.665		06/26/25	42,863,434
DNB Bank ASA
20,000,000	4.404		02/13/26	19,391,767
Duke University Health System, Inc.
10,043,000	4.435		07/23/25	9,979,171
4,946,000	4.446		08/14/25	4,901,266
Equitable Short Term Funding LLC
9,613,000	4.449		07/02/25	9,576,577

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)

$63,998,000	4.490%	07/07/25	$63,713,849
18,397,000	4.451	09/15/25	18,161,365
36,198,000	4.575	10/10/25	35,609,210
Erste Abwicklungsanstalt
18,009,000	4.441	08/25/25	17,822,332
First Abu Dhabi Bank P.J.S.C.
10,000,000	4.564	08/13/25	9,909,764
Gotham Funding Corporation
49,743,000	4.449	08/05/25	49,347,820
Hannover Funding Company LLC
13,600,000	4.551	08/27/25	13,452,100
Ing (U.S.) Funding LLC
24,839,000	4.648	06/20/25	24,780,270
Jackson National Life Short Term Funding, LLC
50,000,000	4.522	11/19/25	48,950,250
Landesbank Baden-Wuerttemberg - New York Branch
135,430,000	4.322	06/02/25	135,413,748
Liberty Street Funding LLC
10,000,000	4.499	08/14/25	9,908,939
9,892,000	4.474	10/23/25	9,718,296
Mass General Brigham Incorporated
4,001,000	4.442	08/06/25	3,968,725
Matchpoint Finance Public Limited Company
45,000,000	4.419	07/01/25	44,836,125
10,004,000	4.549	10/16/25	9,836,108
Memorial Hermann Health System
50,000,000	4.441	06/23/25	49,865,861
Mizuho Bank, Ltd.-Singapore Branch
12,000,000	4.446	08/04/25	11,906,347
Mont Blanc Capital Corporation
15,214,000	4.439	06/30/25	15,160,197
15,794,000	4.505	09/15/25	15,588,450
Nature Conservancy (The)
3,000,000	4.437	06/23/25	2,991,897
Norddeutsche Landesbank - Girozentrale - New York Branch
63,163,000	4.332	06/02/25	63,155,403
Paradelle Funding LLC
500,000	4.519	06/06/25	499,696
10,079,000	5.475	06/13/25	10,061,563
25,000,000	4.269	07/08/25	24,893,882
14,911,000	4.600	01/16/26	14,911,000
15,000,000	4.425	02/13/26	14,541,683
17,067,000	4.300	04/21/26	16,434,156
15,098,000	4.310	04/28/26	14,524,683
6,898,000	4.387	05/27/26	6,608,284
Podium Funding Trust
15,000,000	4.418	06/12/25	14,979,971
30,000,000	4.420	06/18/25	29,938,092
15,000,000	4.505	07/17/25	14,914,708
15,295,000	4.506	10/16/25	15,041,222
18,240,000	4.480	10/22/25	17,922,654
Ridgefield Funding Company, LLC
11,494,000	4.476	10/28/25	11,285,157
Scripps Health
17,500,000	4.434	06/03/25	17,495,722
Sheffield Receivables Company LLC
4,992,000	4.409	06/12/25	4,985,350
30,000,000	4.483	06/26/25	29,908,958
5,570,000	4.454	08/18/25	5,516,779

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)

SSM Health Care Corporation
$5,589,000	4.472%		06/26/25	$5,571,767
The Charlotte-Mecklenburg Hospital Authority
6,824,000	4.451		07/15/25	6,787,386
Toronto-Dominion Bank (The)
30,552,000	4.509		09/10/25	30,178,281
Toyota Motor Credit Corporation
12,053,000	4.630		06/23/25	12,053,000
Trinity Health Corporation
13,728,000	4.445		06/12/25	13,709,502
UBS AG - London Branch
16,700,000	4.647		12/03/25	16,324,111
Versailles Commercial Paper LLC
18,727,000	4.542		06/02/25	18,724,701
28,049,000	4.481		06/04/25	28,038,668
Victory Receivables Corporation
27,425,000	4.561		07/07/25	27,302,959
36,537,000	4.499		07/08/25	36,369,894
11,997,000	4.445		07/28/25	11,913,421

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$1,952,557,392

Certificate of Deposit - 13.5%

Banco Santander, S.A.-New York Branch
12,715,000	4.540		07/08/25	12,714,626
53,976,000	4.530		08/12/25	53,976,000
26,500,000	4.420		05/27/26	26,500,000
Banco Santander, S.A.-New York Branch (SOFR + 0.24%)
53,355,000	4.570	(b)	11/03/25	53,355,000
Bank of America, National Association
60,000,000	4.430		11/10/25	60,000,000
Bank of Montreal - Chicago Branch
25,700,000	4.540		12/17/25	25,700,000
Bank of Montreal - Chicago Branch (SOFR + 0.40%)
14,900,000	4.730	(b)	11/07/25	14,900,000
17,867,000	4.730	(b)	02/06/26	17,867,000
Barclays Bank PLC - New York Branch (SOFR + 0.34%)
46,656,000	4.670	(b)	12/31/25	46,656,000
Barclays Bank PLC - New York Branch (SOFR + 0.40%)
22,500,000	4.730	(b)	12/09/25	22,500,000
10,000,000	4.730	(b)	05/08/26	10,000,000
BNP Paribas
20,188,000	4.390		10/07/25	20,188,000
Canadian Imperial Bank of Commerce
16,252,000	4.400		02/09/26	16,252,000
Citibank, National Association
38,100,000	4.400		11/21/25	38,100,000
Credit Agricole Corporate and Investment Bank
6,000,000	5.500		06/02/25	6,000,000
Credit Agricole Corporate and Investment Bank-New York Branch
31,185,000	4.640		11/13/25	31,185,000
Credit Agricole S.A.-London Branch
50,000,000	4.500		09/15/25	49,347,532
Credit Industriel ET Commercial-New York Branch
25,000,000	4.440		05/12/26	25,000,000
Deutsche Bank AG-New York Branch
27,300,000	4.630		11/06/25	27,300,000
Deutsche Bank AG-New York Branch (SOFR + 0.29%)
18,380,000	4.620	(b)	11/19/25	18,380,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit – (continued)

Deutsche Bank AG-New York Branch (SOFR + 0.37%)
$24,148,000	4.700	%(b)	02/11/26	$24,148,000
Deutsche Bank AG-New York Branch (SOFR + 0.39%)
16,211,000	4.720	(b)	11/21/25	16,211,000
Deutsche Bank AG-New York Branch (SOFR + 0.40%)
13,400,000	4.730	(b)	10/10/25	13,400,000
15,281,000	4.730	(b)	10/21/25	15,281,000
Deutsche Bank AG-New York Branch (SOFR + 0.41%)
31,000,000	4.740	(b)	01/08/26	31,000,000
HSBC Bank USA, National Association (SOFR + 0.36%)
10,394,000	4.690	(b)	09/24/25	10,394,000
Lloyds Bank Corporate Markets PLC/New York NY
16,276,000	4.330		05/26/26	16,276,000
Lloyds Bank Corporate Markets PLC/New York NY (SOFR + 0.27%)
23,441,000	4.600	(b)	08/18/25	23,441,000
Lloyds Bank Corporate Markets PLC/New York NY (SOFR + 0.32%)
20,067,000	4.650	(b)	11/06/25	20,067,000
Mitsubishi UFJ Trust and Banking Corporation-London Branch
9,000,000	4.450		06/20/25	8,979,100
9,400,000	4.500		07/24/25	9,339,103
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.20%)
7,000,000	4.530	(b)	08/19/25	7,000,000
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.23%)
34,822,000	4.560	(b)	08/28/25	34,822,000
Mitsubishi UFJ Trust and Banking Corporation-New York Branch (SOFR + 0.40%)
18,330,000	4.730	(b)	07/01/25	18,330,000
Mizuho Bank, Ltd.-London Branch
62,000,000	4.445		06/10/25	61,931,876
52,000,000	4.440		06/16/25	51,904,903
Mizuho Bank, Ltd-New York Branch (SOFR + 0.22%)
23,990,000	4.550	(b)	08/11/25	23,990,000
MUFG Bank, Ltd.-New York Branch
3,000,000	4.450		06/10/25	3,000,051
MUFG Bank, Ltd.-New York Branch (SOFR + 0.20%)
28,708,000	4.530	(b)	06/02/25	28,708,000
National Bank of Kuwait
11,552,000	4.630		08/28/25	11,552,279
National Bank of Kuwait S.A.K.P - New York Branch
89,999,000	4.360		06/03/25	89,999,050
38,000,000	4.610		08/19/25	38,000,824
Norddeutsche Landesbank - Girozentrale - New York Branch
63,537,000	4.350		06/02/25	63,537,018
63,537,000	4.350		06/03/25	63,537,035
42,453,000	4.350		06/06/25	42,453,059
Sumitomo Mitsui Banking Corporation - London Branch
61,500,000	4.475		06/05/25	61,469,766
Sumitomo Mitsui Banking Corporation - New York Branch (SOFR + 0.27%)
62,000,000	4.600	(b)	07/02/25	62,000,000
Sumitomo Mitsui Trust Bank, Limited - New York Branch (SOFR + 0.29%)
29,215,000	4.620	(b)	11/05/25	29,215,000
Toronto-Dominion Bank (The) - New York Branch
11,483,000	4.500		10/07/25	11,483,000
27,090,000	4.580		12/17/25	27,090,000
20,000,000	4.230		04/21/26	20,000,000

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit – (continued)

Toronto-Dominion Bank (The) - New York Branch (SOFR + 0.45%)
$21,946,000	4.780	%(b)	04/23/26	$21,946,000

TOTAL CERTIFICATE OF DEPOSIT				$1,536,427,222

Medium Term Notes - 1.2%

Apple, Inc.
220,000	4.499		08/20/25	218,115
5,214,000	4.421		05/08/26	5,214,000
Bank of America, National Association
1,271,000	4.980		08/18/25	1,272,685
Bank of America, National Association (SOFR + 0.78%)
288,000	5.106	(b)	08/18/25	288,169
BPCE
5,014,000	4.542	(c)	01/20/26	4,903,536
251,000	4.577	(c)	01/20/26	245,471
290,000	4.615	(c)	01/20/26	283,611
991,000	4.620	(c)	01/20/26	969,167
Citibank, National Association
6,200,000	4.830		09/29/25	6,219,105
7,001,000	4.861		09/29/25	7,022,573
11,694,000	4.382		04/30/26	11,792,931
686,000	4.407		04/30/26	691,803
995,000	4.423		04/30/26	1,003,418
297,000	4.433		04/30/26	299,513
1,284,000	4.463		04/30/26	1,294,863
658,000	4.531		04/30/26	663,567
1,255,000	4.551		04/30/26	1,265,617
1,210,000	4.562		04/30/26	1,220,237
8,671,000	4.574		04/30/26	8,744,357
Citibank, National Association (SOFR + 0.81%)
991,000	5.128	(b)	09/29/25	992,293
Cooeperatieve Rabobank U.A.-New York Branch
991,000	4.597		07/18/25	992,144
Deutsche Bank AG-New York Branch
3,993,000	4.501		03/19/26	3,905,833
Morgan Stanley Bank, National Association
2,557,000	4.692		07/16/25	2,558,960
933,000	5.271		07/16/25	933,715
17,027,000	4.375		04/21/26	17,078,611
3,500,000	4.384		04/21/26	3,510,609
429,000	4.408		04/21/26	430,300
1,697,000	4.426		04/21/26	1,702,144
3,200,000	4.432		04/21/26	3,209,700
380,000	4.435		04/21/26	381,152
757,000	4.436		04/21/26	759,295
3,352,000	4.465		04/21/26	3,362,161
395,000	4.493	(a)	04/21/26	396,197
Societe Generale
210,000	5.018	(c)	06/13/25	209,955
215,000	4.723	(c)	07/08/25	214,287
Sumitomo Mitsui Trust Bank, Limited
241,000	4.438	(c)	03/09/26	243,145
379,000	4.476	(c)	03/09/26	382,374
Svenska Handelsbanken AB
480,000	4.368	(c)	06/15/26	484,251
Toronto-Dominion Bank (The) (SOFR + 0.78%)
1,066,000	4.803	(b)	08/29/25	1,066,034
22,408,000	4.810	(b)	08/29/25	22,408,715

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Medium Term Notes – (continued)

UBS AG - London Branch
$1,400,000	4.604%		09/11/25	$1,404,536
2,090,000	4.462		06/01/26	2,025,097
Wells Fargo Bank, National Association
18,396,000	4.751		08/01/25	18,419,799
1,384,000	4.544		01/15/26	1,386,242
Westpac Banking Corp.
154,000	2.850		05/13/26	151,861

TOTAL MEDIUM TERM NOTES				$142,222,148

Time Deposits - 7.2%

Canadian Imperial Bank of Commerce
100,000,000	4.330		06/02/25	100,000,000
200,000,000	4.330		06/02/25	200,000,000
Canadian Imperial Bank of Commerce - New York Branch
100,000,000	4.330		06/02/25	100,000,000
Credit Agricole Corporate and Investment Bank - New York Branch
64,000,000	4.320		06/02/25	64,000,000
National Bank of Canada
50,000,000	4.330		06/02/25	50,000,000
Skandinaviska Enskilda Banken AB - New York Branch
300,000,000	4.320		06/02/25	300,000,000

TOTAL TIME DEPOSITS				$814,000,000

U.S. Government Agency Obligations - 1.1%

Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.03%)
5,002,000	4.468	(b)	04/17/26	5,002,950
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.04%)
3,857,000	4.460	(b)	06/12/26	3,857,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.06%)
5,576,000	4.440	(b)	03/24/26	5,576,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.09%)
5,510,000	4.420	(b)	02/09/26	5,510,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.11%)
3,605,000	4.435	(b)	03/18/26	3,605,199
Federal Farm Credit Banks Funding Corp. (SOFR + 0.12%)
4,845,000	4.450	(b)	07/15/26	4,845,000
Federal Home Loan Bank System
24,000,000	4.306		07/07/25	23,899,200
2,195,000	4.146		12/26/25	2,143,578
10,296,000	4.224		12/26/25	10,054,798
6,351,000	4.234		12/26/25	6,202,216
Federal Home Loan Bank System (SOFR + 0.09%)
18,450,000	4.415	(b)	01/02/26	18,450,000
1,955,000	4.420	(b)	02/02/26	1,955,000
Federal National Mortgage Association (SOFR + 0.12%)
12,591,000	4.450	(b)	07/29/26	12,591,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
3,600,000	4.580	(b)	09/15/26	3,600,000
3,500,001	4.580	(b)	06/20/28	3,500,001
6,162,864	4.580	(b)	11/15/28	6,162,864
9,027,778	4.580	(b)	08/15/31	9,027,778
5,271,584	4.500	(b)	06/15/34	5,271,584

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$131,254,168

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 15.2%

U.S. Treasury Bills
$86,882,000	4.309%		11/28/25	$85,074,854
United States Treasury Bills
33,209,000	4.318		08/05/25	32,957,054
1,402,500	4.323		08/05/25	1,391,860
7,494,400	4.370		08/12/25	7,430,698
5,808,400	4.331		08/19/25	5,754,599
15,557,400	4.334		08/19/25	15,413,298
3,311,900	4.339		08/19/25	3,281,223
33,989,200	4.344		08/19/25	33,674,372
65,536,800	4.387		08/21/25	64,905,158
11,477,000	4.392		08/21/25	11,366,385
23,532,100	4.318		08/26/25	23,295,693
2,461,000	4.321		08/26/25	2,436,276
4,082,200	4.323		08/26/25	4,041,190
1,525,900	4.324		08/26/25	1,510,571
28,172,200	4.329		08/26/25	27,889,178
442,300	4.330		08/28/25	437,697
2,754,200	4.335		08/28/25	2,725,539
3,273,700	4.351		08/28/25	3,239,633
16,769,700	4.361		08/28/25	16,595,193
5,540,300	4.366		08/28/25	5,482,647
8,225,000	4.356	(a)	09/04/25	8,136,638
23,041,500	4.318		09/09/25	22,772,623
577,000	4.323		09/09/25	570,267
301,400	4.324		09/09/25	297,883
96,100	4.360		09/09/25	94,979
136,841,400	4.360		09/16/25	135,116,490
19,600	4.381		09/16/25	19,353
329,100	4.229		09/18/25	325,030
8,500	4.334		09/23/25	8,386
22,800	4.339		09/23/25	22,495
51,727,500	4.344		09/23/25	51,034,666
34,271,800	4.349		09/23/25	33,812,766
3,757,900	4.337	(a)	09/30/25	3,705,491
6,714,700	4.339	(a)	09/30/25	6,621,054
4,466,700	4.213		10/02/25	4,404,586
10,100	4.224		10/02/25	9,960
72,997,000	4.187		10/16/25	71,871,146
517,700	4.189		10/16/25	509,715
7,947,900	4.192		10/16/25	7,825,317
25,925,700	4.194		10/16/25	25,525,840
2,617,800	4.200		10/16/25	2,577,425
70,589,100	4.203		10/16/25	69,500,384
969,800	4.210		10/16/25	954,842
1,098,900	4.187		10/23/25	1,081,077
8,416,600	4.192		10/23/25	8,280,089
9,614,500	4.197		10/23/25	9,458,560
760,800	4.261		10/23/25	748,460
155,300	4.187		10/30/25	152,641
1,807,600	4.220		10/30/25	1,776,648
5,215,300	4.226		10/30/25	5,125,996
136,800	4.227		10/30/25	134,457
969,900	4.229		10/30/25	953,292
328,700	4.240		10/30/25	323,071
475,600	4.256		10/30/25	467,456
1,549,300	4.296		10/30/25	1,522,771
2,666,900	4.302		10/30/25	2,621,233
693,400	4.314		10/30/25	681,527

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$3,474,700	4.320%		10/30/25	$3,415,201
3,474,700	4.326		10/30/25	3,415,201
6,859,600	4.282		11/20/25	6,724,001
372,800	4.301		11/20/25	365,431
271,600	4.321		11/20/25	266,231
98,951,200	4.304		12/26/25	96,624,307
1,287,000	4.238		01/22/26	1,253,190
8,605,300	4.249		01/22/26	8,379,238
85,623,200	4.254		01/22/26	83,373,875
35,894,600	4.166		03/19/26	34,749,966
58,215,100	4.029		04/16/26	56,244,551
59,296,600	4.149		05/14/26	57,050,395
United States Treasury Floating Rate Note
13,963,200	4.285		08/15/25	13,898,282
1,556,100	4.287		08/15/25	1,552,413
358,100	4.289		08/15/25	357,252
24,186,800	4.290		08/15/25	24,129,500
5,643,500	4.292		08/15/25	5,617,262
1,206,100	4.299		08/15/25	1,203,243
422,600	4.391		08/15/25	420,635
481,600	4.394		08/15/25	480,459
4,482,600	4.062		03/31/26	4,363,005
16,793,600	3.863		04/30/26	16,936,489
11,995,400	3.894		04/30/26	12,097,464
81,558,400	3.940		04/30/26	79,253,762
10,212,400	3.955		04/30/26	9,923,823
12,254,800	3.960		04/30/26	12,359,071
10,475,000	3.966		04/30/26	10,564,127
6,285,000	3.938		05/15/26	6,266,818
5,287,600	4.197		06/30/26	5,103,990
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.125%)
116,802,100	4.431	(b)	07/31/25	116,791,226
7,090,700	4.432	(b)	07/31/25	7,090,040
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
83,746,900	4.478	(b)	10/31/25	83,719,337
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
147,200	4.479	(b)	07/31/26	147,168
1,249,300	4.485	(b)	07/31/26	1,249,028
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
58,513,600	4.501	(b)	10/31/26	58,559,350
2,282,600	4.505	(b)	10/31/26	2,284,385
4,860,800	4.506	(b)	10/31/26	4,864,601
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.245%)
68,243,000	4.546	(b)	01/31/26	68,243,000

TOTAL U.S. TREASURY OBLIGATIONS				$1,727,285,049

Variable Rate Municipal Debt Obligations - 10.5%

Alaska Housing Finance Corporation
5,700,000	4.350	(d)	12/01/44	5,700,000
12,000,000	4.360	(d)	12/01/47	12,000,000
94,000,000	4.350	(d)	06/01/52	94,000,000
Banner Health
82,700,000	4.350	(d)	01/01/56	82,700,000

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations – (continued)

Colorado Housing and Finance Authority
$10,555,000	4.350	%(d)	05/01/43	$10,555,000
12,540,000	4.350	(d)	05/01/44	12,540,000
18,380,000	4.350	(d)	11/01/48	18,380,000
17,500,000	4.350	(d)	05/01/49	17,500,000
10,300,000	4.350	(d)	11/01/50	10,300,000
14,640,000	4.350	(d)	05/01/51	14,640,000
3,000,000	4.350	(d)	11/01/51	3,000,000
22,300,000	4.350	(d)	11/01/51	22,300,000
7,000,000	4.350	(d)	05/01/52	7,000,000
15,900,000	4.350	(d)	05/01/53	15,900,000
41,000,000	4.350	(d)	11/01/54	41,000,000
11,320,000	4.370	(d)	05/01/55	11,320,000
Illinois Housing Development Authority
5,500,000	4.350	(d)	10/01/48	5,500,000
Kimberly-Clark Corporation
38,000,000	4.350	(c)(d)	08/01/45	38,000,000
Maine State Housing Authority
37,940,000	4.350	(d)	11/15/52	37,940,000
Massachusetts Housing Finance Agency
2,535,000	4.370	(d)	01/01/44	2,535,000
16,000,000	4.350	(d)	12/01/55	16,000,000
Metropolitan Water District of Southern California (The)
26,150,000	4.370	(d)	07/01/37	26,150,000
19,700,000	4.350	(d)	07/01/42	19,700,000
Michigan State Housing Development Authority
22,000,000	4.350	(d)	12/01/55	22,000,000
Minnesota State Housing Finance Agency
7,500,000	4.350	(d)	01/01/50	7,500,000
5,000,000	4.350	(d)	07/01/50	5,000,000
17,475,000	4.350	(d)	07/01/54	17,475,000
52,000,000	4.350	(d)	01/01/55	52,000,000
37,000,000	4.350	(d)	07/01/55	37,000,000
28,000,000	4.350	(d)	01/01/56	28,000,000
New York State Housing Finance Agency
2,800,000	4.350	(d)	05/15/33	2,800,000
21,965,000	4.350	(d)	11/01/45	21,965,000
Nuveen Credit Strategies Income Fund
31,000,000	4.450	(b)(c)	07/01/32	31,000,000
15,000,000	4.450	(b)(c)	08/01/37	15,000,000
Nuveen Preferred & Income Opportunities Fund
35,000,000	4.450	(b)(c)	07/01/32	35,000,000
Regents of The University of California (The)
49,675,000	4.390	(d)	07/01/41	49,675,000
Rhode Island Housing and Mortgage Finance Corporation
47,055,000	4.350	(d)	10/01/53	47,055,000
Santa Clara Valley Transportation Authority
25,555,000	4.360	(d)	06/01/55	25,555,000
SSM Health Care Corporation
112,285,000	4.330	(d)	06/01/53	112,285,000
45,750,000	4.340	(d)	06/01/53	45,750,000
State of New York Mortgage Agency
25,000,000	4.400	(d)	10/01/53	25,000,000
State of Texas
22,400,000	4.400	(d)	12/01/54	22,400,000
Triborough Bridge and Tunnel Authority
5,000,000	4.340	(d)	11/15/32	5,000,000
University of Chicago (The)
48,000,000	4.330	(d)	10/01/42	48,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations – (continued)

Utah Hsg Corp Single Family Mtg Rev
$14,000,000	4.350	%(d)	07/01/55	$14,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$1,194,120,000

Variable Rate Obligations - 8.5%

Atlantic Asset Securitization LLC
48,224,000	4.450		07/10/25	48,224,000
50,000,000	4.610		11/05/25	50,000,000
Barclays US CCP Funding LLC
15,700,000	4.550		08/05/25	15,700,000
35,362,000	4.550		09/19/25	35,362,000
25,000,000	4.540		09/23/25	25,000,000
BofA Securities, Inc.
20,057,000	4.640		06/06/25	20,057,000
Collateralized Commercial Paper Flex Co., LLC
9,342,000	4.670		09/02/25	9,342,000
48,182,000	4.730		12/02/25	48,182,000
20,577,000	4.780		12/10/25	20,577,000
13,913,000	4.690		02/18/26	13,913,000
Collateralized Commercial Paper V Co., LLC
18,694,000	4.630		10/27/25	18,694,000
56,500,000	4.630		10/31/25	56,500,000
Falcon Asset Funding LLC
50,000,000	4.580		10/06/25	50,000,000
15,000,000	4.580		10/17/25	15,000,000
Ing (U.S.) Funding LLC
27,241,000	4.530		09/25/25	27,241,000
27,995,000	4.580		12/23/25	27,995,000
20,000,000	4.670		12/24/25	20,000,000
Matchpoint Finance Public Limited Company
10,000,000	4.490		08/04/25	10,000,000
Morgan Stanley Bank, National Association (SOFR + 0.78%)
1,000,000	5.092	(b)	07/16/25	1,000,229
10,000,000	5.098	(b)	07/16/25	10,002,288
Old Line Funding, LLC
65,000,000	4.490		07/21/25	65,000,000
50,000,000	4.490		08/18/25	50,000,000
20,000,000	4.640		11/14/25	20,000,000
Paradelle Funding LLC
17,225,000	4.590		11/24/25	17,224,615
31,000,000	4.710		01/02/26	31,000,000
Podium Funding Trust
25,200,000	4.550		09/03/25	25,200,000
15,000,000	4.550		10/01/25	15,000,000
Royal Bank of Canada
25,000,000	4.531		06/16/25	24,999,541
Sheffield Receivables Company LLC
15,000,000	4.520		09/17/25	15,000,000
Thunder Bay Funding, LLC
25,000,000	4.510		06/24/25	25,000,000
18,000,000	4.640		11/14/25	18,000,000
UBS AG - London Branch
4,596,000	4.710		10/24/25	4,596,000
38,465,000	4.720		01/02/26	38,465,000
UBS AG - London Branch (SOFR + 0.93%)
1,200,000	5.249	(b)	09/11/25	1,202,301
Versailles Commercial Paper LLC
75,000,000	4.480		07/01/25	75,000,000
17,406,000	4.510		07/07/25	17,406,000

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations – (continued)

Wells Fargo Bank, National Association (SOFR + 0.80%)
$2,350,000	5.127	%(b)	08/01/25	$2,351,147

TOTAL VARIABLE RATE OBLIGATIONS				$968,234,121

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$8,466,100,100

Repurchase Agreements(e) - 25.1%
Bank of America, National Association
40,000,000	3.900		03/31/26	$40,000,000
Maturity Value: $41,547,000
Settlement Date: 04/08/25
Collateralized by Federal National Mortgage Association, 2.500% to 3.000%, due 11/01/49 to 06/01/51. The aggregate market value of the collateral, including accrued interest, was $41,200,000.

BNP Paribas
150,000,000	4.410		06/02/25	$150,000,000
Maturity Value: $150,055,125
Settlement Date: 05/30/25

Collateralized by mortgage-backed obligations, 3.250% to 6.929%, due 06/10/34 to 12/25/68, various asset-backed obligations, 5.020% to 8.241%, due 07/16/29 to 11/25/69, various corporate security issuers, 0.750% to 8.625%, due 06/03/25 to 12/31/99 and various sovereign debt security issuers, 1.750% to 6.050%, due 01/12/27 to 03/12/54. The aggregate market value of the collateral, including accrued interest, was $161,092,680.

25,000,000	4.500		06/11/25	$25,000,000
Maturity Value: $26,309,375
Settlement Date: 04/18/24
Collateralized by various asset-backed obligations, 3.473% to 11.518%, due 07/15/29 to 03/25/68. The aggregate market value of the collateral, including accrued interest, was $30,285,227.

BofA Securities, Inc.
25,000,000	4.350		06/02/25	$25,000,000
Maturity Value: $25,009,063
Settlement Date: 05/30/25
Collateralized by various corporate security issuers, 0.000%, due 06/09/25 to 05/08/26. The aggregate market value of the collateral, including accrued interest, was $25,500,001.

Federal Reserve Bank of New York
200,000,000	4.250		06/02/25	$200,000,000
Maturity Value: $200,070,833
Settlement Date: 05/30/25
Collateralized by a U.S. Treasury Note, 1.375%, due 11/15/31. The market value of the collateral, including accrued interest, was $200,070,843.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
1,000,000,000	4.340		06/02/25	$1,000,000,000
Maturity Value: $1,000,361,667
Settlement Date: 05/30/25

Collateralized by U.S. Treasury Bonds, 1.125% to 4.375%, due 05/15/40 and a U.S. Treasury Note, 1.125%, due 08/15/40. The aggregate market value of the collateral, including accrued interest, was $1,020,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)

J.P. Morgan Securities LLC
$200,000,000	4.530	%(f)	06/23/25	$200,000,000
Maturity Value: $202,264,999
Settlement Date: 03/25/25
Collateralized by various corporate security issuers, 0.000% to 12.250%, due 06/15/25 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $220,885,867.
100,000,000	4.450	(f)	08/20/25	$100,000,000
Maturity Value: $101,112,500
Settlement Date: 05/22/25

Collateralized by auction rate preferred securities, 4.750% to 11.798%, due 01/31/29 to 01/01/49, various Exchange-Traded Funds, various corporate security issuers, 1.750% to 9.250%, due 10/01/25 to 04/30/30 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $109,509,415.

Joint Account III
285,000,000	4.353		06/02/25	$285,000,000
Maturity Value: $285,103,377

Mizuho Securities USA LLC
100,000,000	4.430		06/02/25	$100,000,000
Maturity Value: $100,036,917
Settlement Date: 05/30/25
Collateralized by various asset-backed obligations, 1.645% to 9.250%, due 10/18/28 to 01/25/68. The aggregate market value of the collateral, including accrued interest, was $115,000,723.

RBC Capital Markets, LLC
200,000,000	4.430		06/02/25	$200,000,000
Maturity Value: $200,073,833
Settlement Date: 05/30/25
Collateralized by various corporate security issuers, 0.000% to 11.500%, due 06/02/25 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $210,428,883.

Societe Generale
300,000,000	4.450		06/02/25	$300,000,000
Maturity Value: $300,111,250
Settlement Date: 05/30/25

Collateralized by mortgage-backed obligations, 3.142% to 8.983%, due 11/25/35 to 12/25/68, various asset-backed obligations, 4.007% to 10.349%, due 06/15/31 to 10/25/46, various corporate security issuers, 1.650% to 11.750%, due 06/16/25 to 12/31/99 and various sovereign debt security issuers, 2.550% to 8.950%, due 01/11/26 to 07/23/60. The aggregate market value of the collateral, including accrued interest, was $357,520,055.

TD Securities (USA) LLC
150,000,000	4.400		06/02/25	$150,000,000
Maturity Value: $150,055,000
Settlement Date: 05/30/25
Collateralized by various corporate security issuers, 4.750% to 10.500%, due 10/15/25 to 03/15/42. The aggregate market value of the collateral, including accrued interest, was $165,000,204.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)

Wells Fargo Securities, LLC
$80,000,000	4.930%	11/10/25	$80,000,000
Maturity Value: $84,097,377
Settlement Date: 11/01/24
Collateralized by various corporate security issuers, 0.000% to 8.250%, due 06/01/25 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $84,756,743.

TOTAL REPURCHASE AGREEMENTS			$2,855,000,000

TOTAL INVESTMENTS - 99.6%			$11,321,100,100

OTHER ASSETS IN EXCESS OF LIABILITIES -0.4%			43,857,458

NET ASSETS - 100.0%			$11,364,957,558

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(e)	Unless noted, all repurchase agreements were entered into on May 31, 2025. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.
(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper - 18.9%

California - 18.9%
California State University
$100,000	2.640	%(a)	06/04/2025	$100,000
Kaiser Foundation Hospitals
100,000	2.950		08/12/2025	100,000
Kaiser Permanente
100,000	2.970		08/13/2025	100,000
Regents of The University of California (The)
170,000	3.001		10/08/2025	169,970
Sacramento Municipal Utility District
100,000	3.150		06/04/2025	100,000
100,000	2.900		07/08/2025	100,000
San Diego County Water Authority
200,000	2.900		06/04/2025	200,000
San Francisco Public Utilities Commission
200,000	2.900		06/12/2025	200,000
Stanford Health Care
200,000	2.700		06/16/2025	200,000

				1,269,970

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				1,269,970

Other Municipal Security - 24.9%

California - 24.9%
Berkeley, California (City of)
100,000	3.514		07/29/2025	100,231
California Municipal Finance Authority
50,000	2.463		06/01/2025	50,000
20,000	3.340		06/01/2025	20,000
County of Riverside
20,000	2.620		06/30/2025	20,031
5,000	2.921		06/30/2025	5,008
100,000	3.032		06/30/2025	100,155
5,000	3.134		06/30/2025	5,008
10,000	3.329		06/30/2025	10,016
Los Angeles Unified School District
40,000	2.717		07/01/2025	40,046
150,000	3.813		07/01/2025	150,174
Los Angeles, California (City of)
10,000	2.720		06/26/2025	10,013
100,000	2.982		06/26/2025	100,126
285,000	3.177		06/26/2025	285,360
Los Angeles, California (County of)
55,000	2.617		06/30/2025	55,085
140,000	3.161		06/30/2025	140,216
5,000	3.381		06/30/2025	5,007
San Diego California Unified School District
35,000	2.726		07/01/2025	35,058
70,000	2.876		07/01/2025	70,117
15,000	3.834		07/01/2025	15,025
San Francisco Bay Area Rapid Transit District
100,000	2.351		08/01/2025	100,436
60,000	2.418		08/01/2025	60,255
Santa Clara Valley Transportation Authority
100,000	2.332		06/01/2025	100,000
State of California
100,000	2.713		03/01/2026	101,681
90,000	3.000		03/01/2026	89,989

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

California – (continued)
State of California – (continued)
$10,000	3.167%		03/01/2026	$9,999

				1,679,036

TOTAL OTHER MUNICIPAL SECURITY				1,679,036

Tender Option Bond - 4.8%

California - 4.8%
Deutsche Bank Spears/Lifers Trust
100,000	2.070	(a)(b)	05/15/2050	100,000
Tender Option Bond Trust Receipts/Certificates
225,000	2.850	(a)(b)	11/15/2032	225,000

				325,000

TOTAL TENDER OPTION BOND				325,000

U.S. Treasury Debt - 7.4%

United States Treasury Bills
500,000	4.241		06/03/2025	499,884

TOTAL U.S. TREASURY DEBT				499,884

Variable Rate Demand Note - 43.5%

California - 43.5%
Airport Commission of The City and County of San Francisco
100,000	1.000	(a)	05/01/2058	100,000
Bay Area Toll Authority
200,000	1.000	(a)	04/01/2059	200,000
Blackrock Muniholdings California Quality Fund, Inc.
200,000	2.110	(a)	09/01/2054	200,000
California Educational Facilities Authority
100,000	0.820	(a)	10/01/2036	100,000
California Health Facilities Financing Authority
260,000	0.850	(a)	10/01/2043	260,000
California Institute of Technology
125,000	0.630	(a)	10/01/2036	125,000
Housing Authority of The County of Sacramento (FNMA)
265,000	1.550	(a)	07/15/2029	265,000
Metropolitan Water District of Southern California (The)
200,000	4.370	(a)	07/01/2037	200,000
Orange County Water District
125,000	0.950	(a)	08/01/2042	125,000
Pasadena, California (City of)
200,000	1.330	(a)	02/01/2035	200,000
Rady Children’s Hospital-San Diego
200,000	2.200	(a)	08/15/2047	200,000
Sacramento County Water Authority
15,000	2.503		06/01/2025	15,000
40,000	2.738		06/01/2025	40,000
25,000	3.841		06/01/2025	25,000
San Mateo County Joint Powers Financing Authority
165,000	1.050	(a)	04/01/2039	165,000
San Mateo County Transportation Authority
225,000	1.220	(a)	06/01/2049	225,000
Santa Clara Valley Transportation Authority
185,000	4.360	(a)	06/01/2055	185,000
Santa Clara, California (County of)
100,000	1.220	(a)	05/15/2035	100,000

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

California – (continued)
Scripps Health
$200,000	1.350	%(a)	08/01/2035	$200,000

				2,930,000

TOTAL VARIABLE RATE DEMAND NOTE				2,930,000

TOTAL INVESTMENTS - 99.5% (Cost $6,703,890)				$6,703,890

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				31,062

NET ASSETS - 100.0%				$6,734,952

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FNMA	—Insured by Federal National Mortgage Association
SPEARS	—Short Puttable Exempt Adjustable Receipts

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations - 10.7%

United States Treasury Bills
$29,900,000	4.218%	06/03/25	$29,893,040
99,450,000	4.241	06/03/25	99,426,850
97,400,000	4.271	06/03/25	97,377,328

			226,697,218

Sovereign - 2.6%
United States Treasury Bills
73,000,000	4.265%	06/10/25	72,923,350

TOTAL U.S. TREASURY OBLIGATIONS (Cost $299,620,568)			299,620,568

Non-Financial Company Commercial Paper - 28.0%

California - 1.6%
Kaiser Foundation Hospitals
15,185,000	2.950	08/12/2025	15,185,000
Regents of The University of California (The)
29,830,000	3.001	10/08/2025	29,824,760

			45,009,760

Colorado - 1.4%
Denver Board of Water Commissioners
27,000,000	2.900	06/10/2025	27,000,000
Lower Colorado River Authority
9,836,000	3.400	06/25/2025	9,836,000

			36,836,000

Indiana - 0.1%
Indiana University
3,953,000	2.880	06/04/2025	3,953,000

Massachusetts - 1.4%
Massachusetts Bay Transportation Authority
20,000,000	3.100	06/12/2025	20,000,000
Massachusetts Development Finance Agency
20,000,000	2.890	07/08/2025	20,000,000

			40,000,000

Michigan - 0.6%
University of Michigan
17,050,000	3.200	07/16/2025	17,050,000

Minnesota - 2.1%
Mayo Clinic
23,250,000	2.970	10/02/2025	23,250,000
Minnesota Agricultural and Economic Development
8,546,000	3.350	08/05/2025	8,546,000
8,546,000	3.350	08/13/2025	8,546,000
5,535,000	3.350	08/21/2025	5,535,000
5,961,000	3.350	09/03/2025	5,961,000
Regents of The University of Minnesota
6,600,000	3.220	06/16/2025	6,600,000
2,900,000	3.050	09/18/2025	2,900,000

			61,338,000

Nashville - 0.7%
Metropolitan Government of Nashville
21,000,000	3.450	06/12/2025	21,000,000

Nebraska - 3.0%
Lincoln Electric System
3,500,000	2.950	06/05/2025	3,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)

Nebraska – (continued)
Lincoln Electric System – (continued)
$27,205,000	3.000%	08/04/2025	$27,205,000
10,697,900	3.000	08/07/2025	10,697,900
Omaha Public Power District
13,150,000	2.850	07/02/2025	13,150,000
10,000,000	3.100	08/05/2025	10,000,000
7,300,000	3.000	09/09/2025	7,300,000
12,500,000	2.950	09/18/2025	12,500,000

			84,352,900

New Jersey - 0.7%
Rutgers, The State University of New Jersey
18,590,000	3.200	07/17/2025	18,590,000

New York - 2.6%
Power Authority of The State of New York
30,000,000	2.810	06/03/2025	30,000,000
19,850,000	2.850	07/08/2025	19,850,000
4,400,000	2.840	07/09/2025	4,400,000
7,700,000	2.950	07/10/2025	7,700,000
Trustees of Columbia University in The City of New York (The)
10,000,000	2.800	08/05/2025	10,000,000

			71,950,000

North Carolina - 0.2%
University of North Carolina System
5,050,000	3.180	07/23/2025	5,050,000

Ohio - 0.8%
Ohio Water Development Authority
5,000,000	2.820	06/02/2025	5,000,000
16,500,000	2.800	07/02/2025	16,500,000

			21,500,000

Tennessee - 0.2%
The Vanderbilt University
6,500,000	3.000	06/03/2025	6,500,000

Texas - 11.4%
Austin, Texas (City of)
17,580,000	2.900	06/16/2025	17,580,000
29,400,000	2.870	06/25/2025	29,400,000
7,495,000	2.880	07/23/2025	7,495,000
21,930,000	3.150	08/20/2025	21,930,000
Board of Regents of The Texas A&M University System
22,000,000	3.200	07/23/2025	22,000,000
10,000,000	3.000	07/24/2025	10,000,000
15,000,000	2.970	09/10/2025	15,000,000
City Public Service Board of San Antonio
25,000,000	3.050	06/05/2025	25,000,000
DAL RAPID TRANS 6/5/25
10,763,780	3.200	06/05/2025	10,763,780
Harris County Cultural Education Facilities Finance Corporation
43,940,000	2.950	06/02/2025	43,940,000
Harris Texas (County of)
5,280,000	2.880	06/02/2025	5,280,000
8,875,000	2.850	06/16/2025	8,875,000
760,000	3.750	06/16/2025	760,000
11,080,000	2.920	07/08/2025	11,080,000

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)

Texas – (continued)
Health Care Authority of The City of Huntsville (The)
$25,789,000	3.050%	10/07/2025	$25,789,000
Permanent University Fund
15,000,000	2.850	07/01/2025	15,000,000
4,650,000	3.100	09/03/2025	4,650,000
The University of Texas System
5,000,000	2.900	07/09/2025	5,000,000
8,000,000	2.940	08/04/2025	8,000,000
20,000,000	2.900	08/19/2025	20,000,000
11,420,400	3.050	09/30/2025	11,420,400

			318,963,180

Texs - 0.1%
Texas Tech University System
3,559,000	2.950	08/13/2025	3,559,000

Washington - 1.1%
King, Washington (County of)
30,400,000	3.010	07/21/2025	30,400,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER			786,051,840

Other Municipal Security - 14.5%

California - 2.9%
County of Riverside
2,900,000	3.032	06/30/2025	2,904,103
30,000	3.084	06/30/2025	30,043
4,705,000	3.250	06/30/2025	4,711,657
Los Angeles Unified School District
3,695,000	2.717	07/01/2025	3,701,748
105,000	3.813	07/01/2025	105,192
Los Angeles, California (City of)
32,260,000	3.420	06/26/2025	32,293,772
Los Angeles, California (County of)
11,500,000	3.250	06/30/2025	11,513,851
3,015,000	4.145	06/30/2025	3,018,631
State of California
8,130,000	2.713	03/01/2026	8,266,652
15,190,000	3.000	03/01/2026	15,190,000

			81,735,649

Colorado - 1.6%
Colorado State Education Loan Program
43,135,000	2.819	06/30/2025	43,207,382
2,295,000	3.332	06/30/2025	2,298,851
			45,506,233

Connecticut - 0.4%
State of Connecticut
11,380,000	3.311	12/01/2025	11,474,515

Florida - 0.9%
Pinellas County School Board
24,085,000	3.232	06/30/2025	24,117,962

Georgia - 2.7%
Cobb County School District
21,830,000	2.794	12/15/2025	21,968,482

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

Georgia – (continued)
Fulton, Georgia (County of)
$52,810,000	2.999%		12/30/2025	$53,109,693

				75,078,175

Louisiana - 1.2%
Louisiana (State of)
21,380,000	3.100		08/01/2025	21,447,693
11,720,000	2.661		10/01/2025	11,809,820

				33,257,513

New Jersey - 1.2%
Hudson, New Jersey (County of)
20,004,561	2.700		02/26/2026	20,190,675
12,625,000	2.721		02/26/2026	12,742,458

				32,933,133

New York - 1.7%
City of New York
1,000,000	2.757		08/01/2025	1,003,669
225,000	2.809		08/01/2025	225,825
10,000	2.897		08/01/2025	10,037
Oyster Bay, Town of
17,240,000	2.751		03/06/2026	17,399,670
Suffolk, New York (County of)
32,240,000	2.991		07/25/2025	32,287,014

				50,926,215

South Carolina - 0.6%
Greenville County School District
17,585,000	2.938		06/24/2025	17,607,279
10,000	3.456		06/24/2025	10,013

				17,617,292

Texas - 1.0%
Houston Independent School District (PSF-GTD)
10,165,000	3.306		02/15/2026	10,284,381
Houston, Texas (City of)
17,715,000	2.946		06/30/2025	17,729,484

				28,013,865

Washington - 0.3%
Washington (State of)
7,350,000	3.177		07/01/2025	7,360,871

				7,360,871

TOTAL OTHER MUNICIPAL SECURITY				408,021,423

Tender Option Bond - 8.9%

Arizona - 0.2%
Tender Option Bond Trust Receipts/Certificates
6,740,000	2.000	(a)(b)	01/01/2054	6,740,000

California - 0.4%
Deutsche Bank Spears/Lifers Trust
7,180,000	2.070	(a)(b)	05/15/2050	7,180,000
3,415,000	3.000	(a)(b)	05/15/2051	3,415,000

				10,595,000

Colorado - 0.1%
Tender Option Bond Trust Receipts/Certificates (PUTABLE)
2,035,000	2.050	(a)(b)	11/15/2053	2,035,000

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Tender Option Bond – (continued)

Connecticut - 0.0%
Connecticut Housing Finance Authority
$900,000	2.000	%(a)(b)	11/15/2052	$900,000

Florida - 0.2%
Tender Option Bond Trust Receipts/Certificates
6,510,000	2.000	(a)(b)	07/01/2051	6,510,000

Georgia - 0.2%
Tender Option Bond Trust Receipts/Certificates
4,445,000	2.000	(a)(b)	12/01/2050	4,445,000

Hawaii - 0.2%
Tender Option Bond Trust Receipts/Certificates
2,665,000	2.000	(a)(b)	07/01/2049	2,665,000
4,000,000	2.020	(a)(b)	07/01/2054	4,000,000

				6,665,000

Illinois - 1.3%
Chicago Transit Authority
11,395,000	2.020	(a)(b)	12/01/2049	11,395,000
Public Finance Authority
16,525,000	3.100	(a)(b)	02/15/2053	16,525,000
Tender Option Bond Trust Receipts/Certificates
9,230,000	2.020	(a)(b)	12/01/2049	9,230,000

				37,150,000

Indiana - 0.4%
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/ FHLMC)
12,030,000	2.000	(a)(b)	07/01/2043	12,030,000

Maryland - 0.1%
Deutsche Bank Spears/Lifers Trust
3,865,000	2.020	(a)(b)	10/01/2054	3,865,000

Michigan - 0.2%
Tender Option Bond Trust Receipts/Certificates (AG)
4,440,000	2.010	(a)(b)	11/15/2054	4,440,000

Missouri - 0.3%
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/ FHLMC)
8,960,000	2.000	(a)(b)	05/01/2047	8,960,000

Nebraska - 0.7%
Nebraska Investment Finance Authority (GNMA/FHLMC/FNMA)
5,010,000	2.000	(a)(b)	09/01/2043	5,010,000
Tender Option Bond Trust Receipts/Certificates
5,115,000	2.000	(a)(b)	02/01/2049	5,115,000
Tender Option Bond Trust Receipts/Certificates (PUTABLE)
8,000,000	2.000	(a)(b)	02/01/2032	8,000,000

				18,125,000

New Jersey - 1.8%
New Jersey Transportation Trust Fund Authority
48,560,000	2.120	(a)(b)	06/15/2049	48,560,000
3,400,000	2.000	(a)(b)	06/15/2055	3,400,000

				51,960,000

New York - 0.8%
Deutsche Bank Spears/Lifers Trust
1,935,000	3.050	(a)(b)	01/15/2055	1,935,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Tender Option Bond – (continued)

New York – (continued)
Tender Option Bond Trust Receipts/Certificates
$2,500,000	2.000	%(a)(b)	03/15/2047	$2,500,000
1,875,000	3.080	(a)(b)	03/15/2049	1,875,000
8,540,000	3.050	(a)(b)	11/01/2050	8,540,000
3,000,000	2.000	(a)(b)	03/15/2052	3,000,000
875,000	2.000	(a)(b)	10/01/2054	875,000
1,455,000	2.000	(a)(b)	04/01/2055	1,455,000

				20,180,000

North Dakota - 0.1%
Tender Option Bond Trust Receipts/Certificates
3,500,000	2.000	(a)(b)	07/01/2049	3,500,000

Ohio - 0.3%
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/ FHLMC)
7,015,000	2.000	(a)(b)	09/01/2047	7,015,000

Oregon - 0.2%
Tender Option Bond Trust Receipts/Certificates
1,250,000	2.000	(a)(b)	10/01/2049	1,250,000
1,530,000	2.000	(a)(b)	10/01/2054	1,530,000

				2,780,000

Pennsylvania - 0.7%
Pennsylvania Housing Finance Agency (PUTABLE)
8,095,000	2.000	(a)(b)	04/01/2031	8,095,000
Tender Option Bond Trust Receipts/Certificates
6,500,000	2.000	(a)(b)	10/01/2049	6,500,000
1,640,000	2.000	(a)(b)	12/01/2054	1,640,000
Thomas Jefferson University (AG-CR)
3,900,000	2.090	(a)(b)	05/01/2047	3,900,000

				20,135,000

Rhode Island - 0.2%
Tender Option Bond Trust Receipts/Certificates (GNMA COLL)
6,500,000	2.000	(a)(b)	10/01/2046	6,500,000

Texas - 0.4%
J. P. Morgan Chase Putters / Drivers Trust Various States (PSF- GTD) (PUTABLE)
1,785,000	2.000	(a)(b)	02/15/2046	1,785,000
Tender Option Bond Trust Receipts/Certificates
3,750,000	2.000	(a)(b)	10/01/2053	3,750,000
Tender Option Bond Trust Receipts/Certificates (PUTABLE)
6,560,000	2.000	(a)(b)	03/01/2031	6,560,000

				12,095,000

Virginia - 0.1%
Tender Option Bond Trust Receipts/Certificates
3,955,000	2.000	(a)(b)	12/01/2066	3,955,000

TOTAL TENDER OPTION BOND				250,580,000

Variable Rate Demand Note - 33.1%

Alaska - 4.0%
Alaska Housing Finance Corporation
12,100,000	1.920	(b)	12/01/2040	12,100,000
26,490,000	1.950	(b)	12/01/2040	26,490,000
51,640,000	1.920	(b)	12/01/2041	51,640,000

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Alaska – (continued)
Exxon Mobil Corporation
$21,200,000	2.950	%(b)	12/01/2033	$21,200,000

				111,430,000

Arizona - 1.2%
Arizona Board of Regents
13,000,000	2.120	(b)	07/01/2055	13,000,000
Maricopa County Arizona Industrial Development Authority
18,920,000	1.970	(b)	01/01/2048	18,920,000

				31,920,000

Colorado - 1.8%
Colorado Health Facilities Authority
10,000,000	1.950	(b)	05/15/2064	10,000,000
Colorado Housing and Finance Authority
8,955,000	1.950	(b)	05/01/2031	8,955,000
Colorado Springs Colorado (Combined Utilities Sytem)
565,000	1.950	(b)	11/01/2035	565,000
12,490,000	1.850	(b)	11/01/2036	12,490,000
2,730,000	1.950	(b)	11/01/2038	2,730,000
8,100,000	1.900	(b)	11/01/2040	8,100,000
Regents of The University of Colorado (The)
920,000	3.460		06/01/2025	920,000
University of Colorado Hospital Authority
8,000,000	1.900	(b)	11/15/2045	8,000,000

				51,760,000

Connecticut - 0.8%
Connecticut Housing Finance Authority
4,100,000	1.970	(b)	05/15/2034	4,100,000
18,690,000	1.950	(b)	11/15/2048	18,690,000

				22,790,000

District of Columbia - 0.9%
Metropolitan Washington Airports Authority
24,965,000	1.950	(b)	10/01/2039	24,965,000

				24,965,000

Florida - 3.1%
Adventist Health System Sunbelt Healthcare Corporation
20,850,000	1.950	(b)	11/15/2032	20,850,000
28,765,000	2.000	(b)	11/15/2034	28,765,000
7,465,000	1.970	(b)	11/15/2037	7,465,000
Baptist Health System, Inc.
3,655,000	1.970	(b)	08/01/2036	3,655,000
Florida Power & Light Company
27,885,000	2.300	(b)	05/01/2046	27,885,000

				88,620,000

Georgia - 1.2%
Cobb County Kennestone Hospital Authority
33,600,000	2.020	(b)	04/01/2047	33,600,000

Idaho - 0.2%
Trinity Health Corporation
6,125,000	3.650	(b)	12/01/2048	6,125,000

Illinois - 3.1%
Illinois Housing Development Authority (FNMA/GNMA/FHLMC)
38,910,000	2.150	(b)	04/01/2049	38,910,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Illinois – (continued)
Northwestern University
$21,900,000	1.750	%(b)	12/01/2046	$21,900,000
26,760,000	2.000	(b)	12/01/2046	26,760,000

				87,570,000

Indiana - 0.1%
Franciscan Alliance, Inc.
3,450,000	1.900	(b)	09/01/2048	3,450,000

Louisiana - 0.7%
Louisiana Public Facilities Authority
20,315,000	1.970	(b)	09/01/2057	20,315,000

Maryland - 0.7%
Maryland Health and Higher Educational Facilities Authority
19,325,000	1.950	(b)	07/01/2055	19,325,000

Massachusetts - 0.6%
Massachusetts Housing Finance Agency
16,210,000	1.950	(b)	11/01/2048	16,210,000

Michigan - 1.1%
Michigan Finance Authority
4,165,000	1.850	(b)	01/15/2055	4,165,000
Michigan Hospital Finance Authority
6,050,000	1.750	(b)	01/15/2055	6,050,000
Michigan State Housing Development Authority
22,770,000	1.960	(b)	10/01/2040	22,770,000

				32,985,000

Minnesota - 0.9%
Minnesota State Housing Finance Agency (GNMA/FNMA/ FHLMC)
26,360,000	1.950	(b)	01/01/2042	26,360,000

Mississippi - 0.5%
Chevron Corporation
12,980,000	3.000	(b)	11/01/2035	12,980,000

New York - 1.1%
City of New York
1,850,000	3.000	(b)	04/01/2042	1,850,000
2,520,000	3.010	(b)	08/01/2044	2,520,000
Nassau County Local Economic Assistance and Financing Corporation
17,030,000	1.950	(b)	01/01/2045	17,030,000
New York City Transitional Finance Authority
2,500,000	1.970	(b)	05/01/2053	2,500,000
State of New York Mortgage Agency
5,000,000	1.850	(b)	04/01/2051	5,000,000

				28,900,000

North Carolina - 0.6%
The Charlotte-Mecklenburg Hospital Authority
17,100,000	2.050	(b)	01/15/2048	17,100,000
University of North Carolina Hospital
1,255,000	1.950	(b)	02/01/2029	1,255,000

				18,355,000

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Ohio - 2.4%
Columbus Ohio Sewerage System (City of)
$21,545,000	1.850	%(b)	06/01/2032	$21,545,000
Nationwide Children’s Hospital
5,500,000	1.900	(b)	11/01/2040	5,500,000
Ohio State University (The)
19,400,000	1.750	(b)	12/01/2044	19,400,000
State of Ohio
10,000,000	2.000	(b)	10/01/2040	10,000,000
Trinity Health Corporation
9,035,000	3.650	(b)	12/01/2046	9,035,000

				65,480,000

Other - 2.7%
Nuveen Insd Tax-Free Advantage Mun Fd
75,000,000	2.050	(a)(b)	09/11/2026	75,000,000

Pennsylvania - 0.9%
Pennsylvania Housing Finance Agency
25,550,000	1.950	(b)	10/01/2050	25,550,000

South Carolina - 1.1%
South Carolina Public Service Authority Variable Rate Revenue Obligations, 2019 Tax-Exempt Refunding Series A (Sc)
29,700,000	2.220	(b)	01/01/2036	29,700,000

Texas - 1.5%
Houston Texas (Combined Utilities System)
4,500,000	2.000	(b)	05/15/2034	4,500,000
State of Texas
200,000	2.300	(b)	06/01/2053	200,000
Texas Health Resources
34,970,000	1.850	(b)	11/15/2047	34,970,000
1,950,000	1.970	(b)	11/15/2051	1,950,000

				41,620,000

Virginia - 0.2%
Sentara Health
3,905,000	1.950	(b)	11/01/2034	3,905,000
Smithsonian Institution
1,500,000	1.870	(b)	12/01/2033	1,500,000

				5,405,000

Wisconsin - 1.7%
Public Finance Authority
48,000,000	1.970	(b)	10/01/2044	48,000,000

TOTAL VARIABLE RATE DEMAND NOTE				928,415,000

TOTAL INVESTMENTS - 95.2% (Cost $2,672,688,831)				$2,672,688,831

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%				135,457,375

NET ASSETS - 100.0%				$2,808,146,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b) Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
PSF-GTD	- Guaranteed by Permanent School Fund
SPEARS	- Short Puttable Exempt Adjustable Receipts
TRANS	- Tax Revenue Anticipation Notes

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Schedule of Investments May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper - 5.5%

New York - 5.5%
New York University
$200,000	2.750%		06/10/2025	$200,000
Power Authority of The State of New York
150,000	2.850		07/08/2025	150,000
600,000	2.840		07/09/2025	600,000
Trustees of Columbia University in The City of New York (The)
200,000	2.770		06/03/2025	200,000
100,000	2.820		06/17/2025	100,000
250,000	2.800		07/01/2025	250,000

				1,500,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				1,500,000

Other Municipal Security - 17.4%

New York - 17.4%
Albany New York (County of)
75,000	2.636		06/01/2025	75,000
50,000	2.974		06/01/2025	50,000
Brookhaven, New York (Town of)
245,000	2.528		07/15/2025	245,428
15,000	2.770		07/15/2025	15,026
City of New York
1,000,000	3.000	(a)	09/01/2049	1,000,000
City of Rochester (The)
300,000	2.580		08/01/2025	300,678
20,000	2.938		08/01/2025	20,045
200,000	3.193		08/01/2025	200,602
15,000	3.540		08/01/2025	15,034
Hempstead Union Free School District (ST AID WITHHLDG)
200,000	2.958		06/30/2025	200,239
Monroe, New York (County of) (BAM)
25,000	3.055		06/01/2025	25,000
135,000	2.673		06/01/2026	138,079
Monroe, New York (County of)
25,000	3.132		06/01/2025	25,000
325,000	3.841		06/01/2025	325,000
New York City Transitional Finance Authority
190,000	1.900	(a)	08/01/2039	190,000
Oyster Bay, Town of
400,000	2.751		03/06/2026	403,538
60,000	3.142		03/06/2026	60,531
5,000	3.259		03/06/2026	5,044
Rockland New York (County of)
245,000	2.591		06/01/2025	245,000
200,000	2.839		06/01/2025	200,000
Suffolk, New York (County of)
225,000	2.991		07/25/2025	225,324
20,000	3.001		07/25/2025	20,029
5,000	3.647		07/25/2025	5,007
Syracuse, City of
205,000	2.841		06/01/2025	205,000
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Forty-Fifth Series Consolidated Bonds Two Hundred Forty-Sixth Series
20,000	2.657		09/01/2025	20,112
75,000	2.707		09/01/2025	75,421
105,000	2.758		09/01/2025	105,589
100,000	3.205		09/01/2025	100,442

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

New York – (continued)
The Port Authority of New York and New Jersey Consolidated Bonds Two Hundred Forty-Fifth Series Consolidated Bonds Two Hundred Forty-Sixth Series – (continued)
$200,000	2.457%		12/01/2025	$202,509

				4,698,677

TOTAL OTHER MUNICIPAL SECURITY				4,698,677

Tender Option Bond - 9.0%

New York - 9.0%
Deutsche Bank Spears/Lifers Trust
200,000	3.050	(a)(b)	01/15/2055	200,000
Tender Option Bond Trust Receipts/Certificates
750,000	3.100	(a)(b)	01/01/2033	750,000
650,000	3.080	(a)(b)	03/15/2049	650,000
200,000	2.000	(a)(b)	10/01/2054	200,000
650,000	2.000	(a)(b)	04/01/2055	650,000

				2,450,000

TOTAL TENDER OPTION BOND				2,450,000

U.S. Treasury Debt - 13.3%
United States Treasury Bills
100,000	4.217		06/03/2025	99,977
2,600,000	4.271		06/03/2025	2,599,392
900,000	4.265		06/10/2025	899,055

				3,598,424

TOTAL U.S. TREASURY DEBT				3,598,424

Variable Rate Demand Note - 54.0%

New York - 54.0%
Blackrock Muniholdings New York Quality Fund, Inc.
200,000	2.110	(a)	07/01/2041	200,000
Blackrock New York Municipal Income Trust
200,000	2.110	(a)(b)	03/31/2051	200,000
City of New York
1,000,000	1.900	(a)	03/01/2039	1,000,000
250,000	1.950	(a)	08/01/2041	250,000
100,000	1.900	(a)	10/01/2041	100,000
Cold Spring Harbor Laboratory, Inc.
550,000	3.000	(a)	01/01/2034	550,000
Cornell University
15,000	2.550		07/01/2025	15,016
20,000	2.572		07/01/2025	20,027
20,000	3.188		07/01/2025	20,027
15,000	3.597		07/01/2025	15,016
40,000	3.848		07/01/2025	40,053
75,000	3.947		07/01/2025	75,080
Dormitory Authority of The State of New York
55,000	2.527		07/01/2025	55,063
10,000	2.777		07/01/2025	10,011
5,000	3.255		07/01/2025	5,006
700,000	1.910	(a)	07/01/2032	700,000
Long Island Power Authority
850,000	1.900	(a)	05/01/2033	850,000
Madison County Capital Resource Corporation
110,000	3.000		07/01/2025	110,180
Memorial Sloan-Kettering Cancer Center
100,000	2.887		07/01/2025	100,174

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New York – (continued)
Metropolitan Museum of Art (The)
$1,190,000	1.870	%(a)	10/01/2036	$1,190,000
Metropolitan Transportation Authority
215,000	3.000	(a)	11/01/2026	215,000
985,000	3.000	(a)	11/01/2031	985,000
Monroe County Industrial Development Corporation
20,000	3.198	(c)	07/01/2025	20,022
225,000	3.663	(c)	07/01/2025	225,245
Nassau County Local Economic Assistance and Financing Corporation
125,000	1.950	(a)	01/01/2045	125,000
New York Botanical Garden
1,185,000	1.960	(a)	07/01/2032	1,185,000
New York City Housing Development Corporation
200,000	1.960	(a)	04/01/2045	200,000
200,000	1.920	(a)	11/01/2048	200,000
200,000	1.750	(a)	09/01/2049	200,000
New York City Housing Development Corporation (FHA 542 (C))
630,000	4.350	(a)	05/01/2060	630,000
New York City Transitional Finance Authority
100,000	1.950	(a)	02/01/2044	100,000
200,000	1.920	(a)	05/01/2053	200,000
New York State Energy Research and Development Authority
900,000	1.650	(a)	05/01/2039	900,000
New York State Housing Finance Agency
700,000	1.850	(a)	11/15/2037	700,000
345,000	4.350	(a)	11/01/2055	345,000
New York State Housing Finance Agency (SONYMA HUD SECT 8)
200,000	1.920	(a)	11/01/2061	200,000
New York University
50,000	2.431		07/01/2025	50,097
40,000	2.670		07/01/2025	40,077
50,000	2.672		07/01/2025	50,094
110,000	2.705		07/01/2025	110,202
15,000	3.164		07/01/2025	15,028
10,000	3.429		07/01/2025	10,019
Nyu Langone Hospitals
140,000	2.774		07/01/2025	140,253
15,000	2.971		07/01/2025	15,027
State of New York Mortgage Agency
565,000	1.850	(a)	04/01/2051	565,000
Triborough Bridge and Tunnel Authority
375,000	2.020	(a)	01/01/2032	375,000
115,000	3.000	(a)	01/01/2032	115,000
200,000	3.000	(a)	01/01/2033	200,000
370,000	1.900	(a)	11/01/2041	370,000
Trustees of Columbia University in The City of New York (The)
100,000	1.870	(a)	07/01/2028	100,000
185,000	1.650	(a)	09/01/2039	185,000
University of Rochester
100,000	2.471		07/01/2025	100,199
40,000	2.600		07/01/2025	40,080
185,000	2.721		07/01/2025	185,334
20,000	3.518		07/01/2025	20,036

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New York – (continued)
University of Rochester – (continued)
$5,000	3.614%	07/01/2025	$5,010

			14,627,376

TOTAL VARIABLE RATE DEMAND NOTE			14,627,376

TOTAL INVESTMENTS - 99.2% (Cost $26,874,477)			$26,874,477

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			204,945

NET ASSETS - 100.0%			$27,079,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

     May 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III—At May 31, 2025, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 2, 2025, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Investor Money Market Fund	$285,000,000	$285,103,377	$292,902,275

REPURCHASE AGREEMENTS— At May 31, 2025, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Investor Money Market Fund

ABN Amro Bank N.V.	4.380%	$ 25,909,091

Bank of America, N.A.	4.350	97,159,091

Bank of Montreal	4.350	64,772,727

Wells Fargo Securities, LLC	4.350	97,159,091

Total		$285,000,000

At May 31, 2025, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates

Federal Home Loan Mortgage Corp.	3.000% to 5.500%	06/01/51 to 11/01/54

Federal National Mortgage Association	2.000 to 7.000	08/01/33 to 04/01/55

Government National Mortgage Association	1.500 to 7.500	02/20/26 to 05/20/55

U.S. Treasury Bonds	1.125 to 6.875	08/15/25 to 11/15/54

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statements of Assets and Liabilities May 31, 2025 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Assets:

Investments, at value (cost $8,466,100,100, $6,703,890, $2,672,688,831 and $26,874,477, respectively)	$8,466,100,100	$6,703,890	$2,672,688,831	$26,874,477

Repurchase agreements, at value (Cost $2,855,000,000, $–, $– and $–, respectively)	2,855,000,000	—	—	—

Cash	91,432,662	19,685	44,066	31,447

Receivables:

Fund shares sold	31,555,253	—	1,275,284	—

Interest	25,629,679	66,979	15,874,257	146,955

Investments sold	17,968,375	—	124,954,181	380,052

Reimbursement from investment adviser	6,970	18,945	7,963	18,887

Deferred offering costs	—	55,790	—	55,790

Other assets	472,266	12,506	44,089	12,507

Total assets	11,488,165,305	6,877,795	2,814,888,671	27,520,115

Liabilities:

Payables:

Investments purchased	92,147,527	—	—	250,405

Fund shares redeemed	28,536,005	—	2,774,003	—

Dividend distribution	1,154,278	—	3,690,218	46,306

Management fees	794,965	468	195,371	1,574

Distribution and Service fees and Transfer Agency fees	547,209	345	41,866	415

Organizational costs	—	12,000	—	12,000

Offering costs	—	62,976	—	62,989

Accrued expenses	27,763	67,054	41,007	67,004

Total liabilities	123,207,747	142,843	6,742,465	440,693

Net Assets:

Paid-in capital	11,364,818,065	6,735,059	2,808,146,370	27,079,373

Total distributable earnings (loss)	139,493	(107)	(164)	49

NET ASSETS	$11,364,957,558	$6,734,952	$2,808,146,206	$27,079,422

Net Assets:

Class A Shares	$3,478,631,839	$50,826	$107,471,037	$50,839

Class C Shares	55,191	—	10,004	—

Class D Shares	15,957,138	—	—	—

Class I Shares	7,331,721,380	6,531,687	2,678,122,035	26,876,098

Service Shares	9,527,272	50,734	18,652,367	50,758

Preferred Shares	—	50,880	214,262	50,888

Administration Shares	507,559,489	50,825	3,676,501	50,839

Cash Management Shares	21,505,249	—	—	—
Total Net Assets	$11,364,957,558	$6,734,952	$2,808,146,206	$27,079,422
Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A Shares	3,478,671,722	50,827	137,569,281	50,839

Class C Shares	55,192	—	9,556	—

Class D Shares	15,957,330	—	—	—

Class I Shares	7,331,805,512	6,531,897	2,649,360,659	26,876,141

Service Shares	9,527,381	50,736	16,928,177	50,758

Preferred Shares	—	50,882	1,122	50,888

Administration Shares	507,565,303	50,827	4,254,292	50,839

Cash Management Shares	21,505,496	—	—	—
Net asset value, offering and redemption price per share:	$1.00	$1.00	$1.00	$1.00

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statements of Operations For the Six Months Ended May 31, 2025 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Investment Income:

Interest income	$248,120,409	$72,401	$40,278,049	$274,061

Expenses:

Fund-Level Expenses:

Management fees	8,749,538	4,387	2,128,358	15,142

Transfer Agency fees	546,897	275	133,034	947

Registration fees	457,287	5,253	83,934	5,253

Printing and postage fees	121,326	9,181	26,441	9,181

Custody, accounting and administrative services	114,360	36,686	34,841	36,850

Professional fees	60,304	62,113	49,904	62,260

Trustee fees	30,643	12,801	19,835	12,802

Amortization of offering costs	—	100,531	—	100,531

Other	67,644	10,189	45,808	10,189

Subtotal	10,147,999	241,416	2,522,155	253,155

Class Specific Expenses:

Distribution and Service fees - Class A Shares	3,994,316	63	127,272	63

Administration Share fees	569,333	63	4,354	63

Cash Management Share fees	77,482	—	—	—

Service Share fees	47,720	126	44,178	127

Distribution fees - Cash Management Shares	46,489	—	—	—

Distribution fees - Class C Shares	275	—	47	—

Preferred Share fees	—	25	101	25

Total expenses	14,883,614	241,693	2,698,107	253,433

Less - expense reductions	(93,436)	(236,372)	(75,575)	(235,743)

Net expenses	14,790,178	5,321	2,622,532	17,690

NET INVESTMENT INCOME	$233,330,231	$67,080	$37,655,517	$256,371

Net realized gain (loss) from investment transactions	799,838	(220)	(1,919)	(44)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$234,130,069	$66,860	$37,653,598	$256,327

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt California Money Market Fund
	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (Unaudited)	For the Period September 10, 2024* to November 30, 2024

From operations:

Net investment income	$233,330,231	$472,167,232	$67,080	$29,599

Net realized gain (loss)	799,838	2,847,059	(220)	4

Net increase in net assets resulting from operations	234,130,069	475,014,291	66,860	29,603

Distributions to shareholders:

From distributable earnings:

Class A Shares	(66,013,287)	(114,116,098)	(558)	(269)

Class C Shares	(929)	(554)	—	—

Class D Shares	(317,416)	(595,068)	—	—

Class I Shares	(158,262,923)	(340,133,487)	(64,875)	(28,533)

Service Shares	(371,561)	(852,823)	(494)	(241)

Preferred Shares	—	—	(596)	(286)

Administration Shares	(9,401,445)	(17,335,597)	(558)	(270)

Cash Management Shares	(555,708)	(1,135,378)	—	—

Total distributions to shareholders	(234,923,269)	(474,169,005)	(67,081)	(29,599)

From share transactions:

Proceeds from sales of shares	6,938,697,437	10,632,460,885	4,624,895	5,000,041

Reinvestment of distributions	228,022,753	458,800,936	67,085	29,599

Cost of shares redeemed	(6,021,081,538)	(9,352,011,096)	(2,986,410)	(41)

Net increase in net assets resulting from share transactions	1,145,638,652	1,739,250,725	1,705,570	5,029,599

TOTAL INCREASE	1,144,845,452	1,740,096,011	1,705,349	5,029,603

Net Assets:

Beginning of period	$10,220,112,106	$8,480,016,095	$5,029,603	$—

End of period	$11,364,957,558	$10,220,112,106	$6,734,952	$5,029,603

*	Commencement of operations.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets (continued)

	Investor Tax-Exempt Money Market Fund		Investor Tax-Exempt New York Money Market Fund
	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (Unaudited)	For the Period September 10, 2024* to November 30, 2024

From operations:

Net investment income	$37,655,517	$72,677,807	$256,371	$37,808

Net realized gain (loss)	(1,919)	(26)	(44)	1

Net increase in net assets resulting from operations	37,653,598	72,677,781	256,327	37,809

Distributions to shareholders:

From distributable earnings:

Class A	—	—	(622)	(318)

Class A Shares	(1,324,172)	(1,765,205)	—	—

Class C Shares	(89)	(207)	—	—

Class I	—	—	(253,907)	(36,550)

Class I Shares	(36,075,648)	(70,825,601)	—	—

Capital Shares	—	(4)	—	—

Service Shares	(207,486)	(40,484)	(559)	(289)

Preferred Shares	(2,761)	(15,391)	(661)	(334)

Select Shares	—	(5)	—	—

Administration Shares	(45,359)	(43,354)	(622)	(317)

Cash Management Shares	—	(4)	—	—

Premier Shares	—	(4)	—	—

Total distributions to shareholders	(37,655,515)	(72,690,259)	(256,371)	(37,808)

From share transactions:

Proceeds from sales of shares	1,941,122,622	3,023,912,047	40,557,147	5,675,387

Reinvestment of distributions	14,909,114	21,104,007	210,065	37,807

Cost of shares redeemed	(1,618,359,598)	(2,704,944,600)	(19,395,230)	(5,711)

Net increase in net assets resulting from share transactions	337,672,138	340,071,454	21,371,982	5,707,483

TOTAL INCREASE	337,670,221	340,058,976	21,371,938	5,707,484

Net Assets:

Beginning of period	$2,470,475,985	$2,130,417,009	$5,707,484	$—

End of period	$2,808,146,206	$2,470,475,985	$27,079,422	$5,707,484

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL HIGHLIGHTS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class A Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.049	0.048	0.012	–	(b)	–	(b)	0.009

Net realized gain (loss)	–	(b)	0.001	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.020		0.050	0.047	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.020)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.020)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.08%		5.09%	4.80%	1.17%	0.03%		–	%(e)	0.98%

Net assets, end of period (in 000’s)	$3,478,632		$2,943,597	$1,728,037	$442,390	$140,297		$221,008		$249,228

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.43%	0.38%	0.12%		0.24	%(f)	0.42%

Ratio of total expenses to average net assets	0.44	%(f)	0.44%	0.44%	0.45%	0.45%		0.47	%(f)	0.46%

Ratio of net investment income (loss) to average net assets	4.10	%(f)	4.93%	4.81%	1.69%	(0.01)%		(0.08	)%(f)	0.88%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

24	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class C Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.017		0.041	0.039	0.007	–	(b)	–	(b)	0.003

Net realized gain	–	(b)	0.001	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.017		0.042	0.039	0.007	–	(b)	–	(b)	0.005

Distributions to shareholders from net investment income	(0.017)		(0.042)	(0.039)	(0.007)	–	(b)	–	(b)	(0.005)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.017)		(0.042)	(0.039)	(0.007)	–	(b)	–	(b)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.70%		4.31%	4.02%	0.74%	0.03%		–	%(e)	0.46%

Net assets, end of period (in 000’s)	$55		$55	$11	$34	$39		$39		$53

Ratio of net expenses to average net assets	1.18	%(f)	1.19%	1.18%	0.79%	0.12%		0.24	%(f)	0.79%

Ratio of total expenses to average net assets	1.19	%(f)	1.19%	1.19%	1.20%	1.20%		1.22	%(f)	1.21%

Ratio of net investment income (loss) to average net assets	3.35	%(f)	4.12%	3.87%	0.62%	(0.01)%		(0.08	)%(f)	0.24%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	25

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class D Shares

	Six Months Ended May 31, 2025 (Unaudited)		For the Fiscal Year Ended November 30, 2024	Period Ended November 30, 2023(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.022		0.052	0.043

Net realized loss	–	(c)	–	(0.001)

Total from investment operations	0.022		0.052	0.042

Distributions to shareholders from net investment income	(0.022)		(0.052)	(0.042)

Distributions to shareholders from net realized gains	–	(c)	– (c)	–	(c)

Total distributions(d)	(0.022)		(0.052)	(0.042)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	2.21%		5.35%	4.30%

Net assets, end of period (in 000’s)	$15,957		$11,748	$6,124

Ratio of net expenses to average net assets	0.18	%(f)	0.18%	0.18	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.19%	0.19	%(f)

Ratio of net investment income to average net assets	4.35	%(f)	5.18%	5.17	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

26	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class I Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.022		0.052	0.050	0.013	–	(b)	–	(b)	0.011

Net realized gain (loss)	–	(b)	–	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.022		0.052	0.049	0.013	–	(b)	–	(b)	0.012

Distributions to shareholders from net investment income	(0.022)		(0.052)	(0.049)	(0.013)	–	(b)	–	(b)	(0.012)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	–	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.022)		(0.052)	(0.049)	(0.013)	–	(b)	–	(b)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.21%		5.35%	5.06%	1.35%	0.04%		0.02%		1.22%

Net assets, end of period (in 000’s)	$7,331,721		$6,830,806	$6,386,610	$5,066,681	$1,400,101		$1,527,628		$2,025,657

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18%	0.12%		0.18	%(e)	0.18%

Ratio of total expenses to average net assets	0.19	%(e)	0.19%	0.19%	0.20%	0.20%		0.22	%(e)	0.21%

Ratio of net investment income (loss) to average net assets	4.35	%(e)	5.20%	4.95%	1.93%	–	%(f)	(0.02	)%(e)	1.11%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these consolidated financial statements.	27

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Service Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.019		0.047	0.044	0.010	–	(b)	–	(b)	0.006

Net realized gain	–	(b)	–	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.019		0.047	0.044	0.010	–	(b)	–	(b)	0.008

Distributions to shareholders from net investment income	(0.019)		(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.008)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.019)		(0.047)	(0.044)	(0.010)	–	(b)	–	(b)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.95%		4.83%	4.54%	1.00%	0.03%		–	%(e)	0.78%

Net assets, end of period (in 000’s)	$9,527		$15,433	$35,861	$49,040	$63,427		$50,167		$56,453

Ratio of net expenses to average net assets	0.68	%(f)	0.68%	0.68%	0.54%	0.12%		0.24	%(f)	0.62%

Ratio of total expenses to average net assets	0.69	%(f)	0.69%	0.69%	0.70%	0.70%		0.72	%(f)	0.71%

Ratio of net investment income (loss) to average net assets	3.86	%(f)	4.73%	4.40%	1.14%	(0.01)%		(0.08	)%(f)	0.62%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

28	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Administration Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.020		0.049	0.048	0.012	–	(b)	–	(b)	0.009

Net realized gain (loss)	–	(b)	0.001	(0.001)	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.020		0.050	0.047	0.012	–	(b)	–	(b)	0.010

Distributions to shareholders from net investment income	(0.020)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.020)		(0.050)	(0.047)	(0.012)	–	(b)	–	(b)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	2.08%		5.09%	4.80%	1.17%	0.03%		–	%(e)	0.98%

Net assets, end of period (in 000’s)	$507,559		$392,478	$297,597	$130,172	$40,662		$31,792		$33,860

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.43%	0.39%	0.12%		0.24	%(f)	0.42%

Ratio of total expenses to average net assets	0.44	%(f)	0.44%	0.44%	0.45%	0.45%		0.47	%(f)	0.46%

Ratio of net investment income (loss) to average net assets	4.10	%(f)	4.94%	4.77%	1.64%	(0.01)%		(0.08	)%(f)	0.90%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	29

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Cash Management Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.018		0.044	0.041	0.008	–	(b)	–	(b)	0.004

Net realized gain	–	(b)	–	– (b)	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.018		0.044	0.041	0.008	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.018)		(0.044)	(0.041)	(0.008)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	(b)	–	(b)	– (b)

Total distributions(c)	(0.018)		(0.044)	(0.041)	(0.008)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.80%		4.51%	4.22%	0.83%	0.03%		–	%(e)	0.58%

Net assets, end of period (in 000’s)	$21,505		$25,995	$25,776	$35,614	$61,039		$49,812		$52,017

Ratio of net expenses to average net assets	0.98	%(f)	0.98%	0.98%	0.61%	0.12%		0.24	%(f)	0.76%

Ratio of total expenses to average net assets	0.99	%(f)	0.99%	0.99%	1.00%	1.00%		1.02	%(f)	1.01%

Ratio of net investment income (loss) to average net assets	3.55	%(f)	4.40%	4.08%	0.75%	–	%(e)	(0.08	)%(f)	0.38%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

30	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Class A Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.011		0.005

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.011		0.005

Distributions to shareholders from net investment income	(0.011)		(0.005)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.11%		0.54%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43	%(e)

Ratio of total expenses to average net assets	7.22	%(e)	12.02	%(e)

Ratio of net investment income to average net assets	2.22	%(e)	2.40	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	31

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Class I Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.012		0.006

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.012		0.006

Distributions to shareholders from net investment income	(0.012)		(0.006)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.24%		0.59%

Net assets, end of period (in 000’s)	$6,532		$4,829

Ratio of net expenses to average net assets	0.18	%(e)	0.18	%(e)

Ratio of total expenses to average net assets	6.97	%(e)	11.77	%(e)

Ratio of net investment income to average net assets	2.46	%(e)	2.65	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

32	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Service Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.010		0.005

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.010		0.005

Distributions to shareholders from net investment income	(0.010)		(0.005)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	0.98%		0.48%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.68	%(e)	0.68	%(e)

Ratio of total expenses to average net assets	7.47	%(e)	12.27	%(e)

Ratio of net investment income to average net assets	1.96	%(e)	2.15	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	33

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Preferred Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.012		0.006

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.012		0.006

Distributions to shareholders from net investment income	(0.012)		(0.006)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.19%		0.57%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.28	%(e)	0.29	%(e)

Ratio of total expenses to average net assets	7.07	%(e)	11.87	%(e)

Ratio of net investment income to average net assets	2.37	%(e)	2.55	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

34	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Administration Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.011		0.005

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.011		0.005

Distributions to shareholders from net investment income	(0.011)		(0.005)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.11%		0.54%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43	%(e)

Ratio of total expenses to average net assets	7.22	%(e)	12.02	%(e)

Ratio of net investment income to average net assets	2.22	%(e)	2.40	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	35

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class A Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.013		0.030	0.028	0.006	–	(b)	–	(b)	0.005

Net realized gain (loss)	–	(b)	– (b)	–	– (b)	–	(b)	–	(b)	0.001

Total from investment operations	0.013		0.030	0.028	0.006	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.013)		(0.030)	(0.028)	(0.006)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–		– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.013)		(0.030)	(0.028)	(0.006)	–	(b)	–	(b)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.30%		3.00%	2.80%	0.58%	0.01%		–	%(e)	0.55%

Net assets, end of period (in 000’s)	$107,471		$78,674	$49,348	$21,573	$8,728		$10,756		$16,678

Ratio of net expenses to average net assets	0.43	%(f)	0.44%	0.43%	0.36%	0.04%		0.13	%(f)	0.36%

Ratio of total expenses to average net assets	0.44	%(f)	0.45%	0.44%	0.46%	0.45%		0.48	%(f)	0.45%

Ratio of net investment income to average net assets	2.60	%(f)	2.95%	2.80%	0.78%	0.01%		0.01	%(f)	0.42%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

36	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class C Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.009		0.022	0.020	0.003	–		–		0.001

Net realized gain (loss)	–	(b)	– (b)	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.009		0.022	0.020	0.003	–	(b)	–	(b)	0.001

Distributions to shareholders from net investment income	(0.009)		(0.022)	(0.020)	(0.003)	–		–	(b)	(0.001)

Distributions to shareholders from net realized gains	–		– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.009)		(0.022)	(0.020)	(0.003)	–	(b)	–	(b)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	0.92%		2.23%	2.04%	0.25%	0.01%		–	%(e)	0.12%

Net assets, end of period (in 000’s)	$10		$9	$9	$9	$9		$29		$29

Ratio of net expenses to average net assets	1.18	%(f)	1.19%	1.18%	0.66%	0.04%		0.13	%(f)	0.55%

Ratio of total expenses to average net assets	1.19	%(f)	1.20%	1.19%	1.21%	1.20%		1.23	%(f)	1.20%

Ratio of net investment income to average net assets	1.88	%(f)	2.21%	1.96%	0.25%	–	%(e)	0.01	%(f)	0.14%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	37

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class I Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.014		0.032	0.030	0.008	–	(b)	–	(b)	0.007

Net realized gain (loss)	–	(b)	– (b)	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.014		0.032	0.030	0.008	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.014)		(0.032)	(0.030)	(0.008)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	–		– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.014)		(0.032)	(0.030)	(0.008)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.43%		3.26%	3.06%	0.76%	0.01%		–	%(e)	0.75%

Net assets, end of period (in 000’s)	$2,678,122		$2,367,990	$2,077,493	$2,046,960	$1,559,836		$1,361,639		$1,511,106

Ratio of net expenses to average net assets	0.18	%(f)	0.19%	0.18%	0.16%	0.04%		0.13	%(f)	0.18%

Ratio of total expenses to average net assets	0.19	%(f)	0.20%	0.19%	0.21%	0.20%		0.23	%(f)	0.20%

Ratio of net investment income to average net assets	2.84	%(f)	3.21%	3.01%	0.80%	0.01%		0.01	%(f)	0.73%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

38	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Service Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.012		0.027	0.024	0.004	–	(b)	–	(b)	0.005

Net realized gain (loss)	–	(b)	– (b)	–	– (b)	–	(b)	–	(b)	(0.001)

Total from investment operations	0.012		0.027	0.024	0.004	–	(b)	–	(b)	0.004

Distributions to shareholders from net investment income	(0.012)		(0.027)	(0.024)	(0.004)	–	(b)	–	(b)	(0.004)

Distributions to shareholders from net realized gains	–		– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.012)		(0.027)	(0.024)	(0.004)	–	(b)	–	(b)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.17%		2.74%	2.55%	0.44%	0.01%		–	%(e)	0.39%

Net assets, end of period (in 000’s)	$18,652		$21,794	$239	$821	$833		$820		$818

Ratio of net expenses to average net assets	0.68	%(f)	0.69%	0.68%	0.48%	0.04%		0.13	%(f)	0.56%

Ratio of total expenses to average net assets	0.69	%(f)	0.70%	0.69%	0.71%	0.70%		0.73	%(f)	0.70%

Ratio of net investment income to average net assets	2.35	%(f)	2.45%	2.37%	0.44%	0.01%		0.01	%(f)	0.45%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	39

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Preferred Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.014		0.031	0.028	0.007	–	(b)	–	(b)	0.005

Net realized gain (loss)	–	(b)	–	–	– (b)	–	(b)	–	(b)	0.002

Total from investment operations	0.014		0.031	0.028	0.007	–	(b)	–	(b)	0.007

Distributions to shareholders from net investment income	(0.014)		(0.031)	(0.028)	(0.007)	–	(b)	–	(b)	(0.007)

Distributions to shareholders from net realized gains	–		– (b)	–	–	–	(b)	–		–

Total distributions(c)	(0.014)		(0.031)	(0.028)	(0.007)	–	(b)	–	(b)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)	1.38%		3.15%	2.96%	0.68%	0.01%		–	%(e)	0.66%

Net assets, end of period (in 000’s)	$214		$672	$255	$603	$109		$278		$91

Ratio of net expenses to average net assets	0.28	%(f)	0.29%	0.28%	0.24%	0.04%		0.13	%(f)	0.26%

Ratio of total expenses to average net assets	0.29	%(f)	0.30%	0.29%	0.31%	0.30%		0.33	%(f)	0.30%

Ratio of net investment income to average net assets	2.72	%(f)	3.11%	2.84%	1.01%	0.01%		0.01	%(f)	0.45%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Amount is less than 0.005%.
(f)	Annualized.

40	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Administration Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,					For the Period Ended November 30, 2020†		For the Fiscal Year Ended August 31, 2020
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.013		0.030	0.026	0.006	–	(b)	–	(b)	0.006

Net realized gain (loss)	–	(b)	–	–	– (b)	–	(b)	–	(b)	– (b)

Total from investment operations	0.013		0.030	0.026	0.006	–	(b)	–	(b)	0.006

Distributions to shareholders from net investment income	(0.013)		(0.030)	(0.026)	(0.006)	–	(b)	–	(b)	(0.006)

Distributions to shareholders from net realized gains	–		– (b)	–	–	–	(b)	–		–

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(c)	1.30%		3.00%	2.80%	0.58%	0.01%		–	%(d)	0.55%

Net assets, end of period (in 000’s)	$3,677		$1,337	$3,069	$20,022	$314		$305		$305

Ratio of net expenses to average net assets	0.43	%(e)	0.44%	0.43%	0.38%	0.04%		0.13	%(e)	0.37%

Ratio of total expenses to average net assets	0.44	%(e)	0.45%	0.44%	0.46%	0.45%		0.48	%(e)	0.45%

Ratio of net investment income to average net assets	2.60	%(e)	2.96%	2.61%	0.70%	0.01%		0.01	%(e)	0.55%

†	The Fund changed its fiscal year end from August 31 to November 30.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(d)	Amount is less than 0.005%.
(e)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	41

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Class A Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.012		0.006

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.012		0.006

Distributions to shareholders from net investment income	(0.012)		(0.006)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.24%		0.63%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43	%(e)

Ratio of total expenses to average net assets	2.39	%(e)	10.95	%(e)

Ratio of net investment income to average net assets	2.47	%(e)	2.83	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

42	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Class I Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.014		0.007

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.014		0.007

Distributions to shareholders from net investment income	(0.014)		(0.007)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.36%		0.69%

Net assets, end of period (in 000’s)	$26,876		$5,506

Ratio of net expenses to average net assets	0.18	%(e)	0.18	%(e)

Ratio of total expenses to average net assets	2.14	%(e)	10.70	%(e)

Ratio of net investment income to average net assets	2.71	%(e)	3.07	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	43

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Service Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.011		0.006

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.011		0.006

Distributions to shareholders from net investment income	(0.011)		(0.006)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.11%		0.58%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.68	%(e)	0.68	%(e)

Ratio of total expenses to average net assets	2.64	%(e)	11.20	%(e)

Ratio of net investment income to average net assets	2.22	%(e)	2.57	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

44	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Preferred Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.013		0.007

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.013		0.007

Distributions to shareholders from net investment income	(0.013)		(0.007)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.31%		0.67%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.28	%(e)	0.29	%(e)

Ratio of total expenses to average net assets	2.24	%(e)	10.80	%(e)

Ratio of net investment income to average net assets	2.62	%(e)	2.97	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.	45

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Administration Shares

	Six Months Ended May 31, 2025 (Unaudited)		Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.012		0.006

Net realized gain (loss)	–	(c)	–

Total from investment operations	0.012		0.006

Distributions to shareholders from net investment income	(0.012)		(0.006)

Net asset value, end of period	$1.00		$1.00

Total Return(d)	1.24%		0.63%

Net assets, end of period (in 000’s)	$51		$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43	%(e)

Ratio of total expenses to average net assets	2.39	%(e)	10.95	%(e)

Ratio of net investment income to average net assets	2.47	%(e)	2.83	%(e)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

46	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements May 31, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Investor Money Market Fund	A, C, D, I, Service, Administration and Cash Management	Diversified

Goldman Sachs Investor Tax-Exempt California Money Market Fund(a)	A, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt Money Market Fund	A, C, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt New York Money Market Fund(a)	A, I, Service, Preferred and Administration	Diversified

(a)	Commenced operation on September 10, 2024.

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Funds have adopted policies and procedures that allow the Trust’s Board of Trustees (“Trustees”) (or their delegate) to impose a liquidity fee if the Trustees (or their delegate) determine that it is in the best interests of a Fund to do so.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly

47

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Offering Costs — Offering costs paid in connection with the offering of shares of the Investor Tax-Exempt California Money Market Fund and the Investor Tax-Exempt New York Money Market Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

G. Tender Option Bonds — A tender option bond is a municipal obligation having a relatively long maturity and bearing interest at rates that are typically higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

48

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2025, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Preferred, Administration, Service and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

49

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2025, Goldman Sachs did not retain any CDSCs with respect to Class C Shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.16% and 0.01%, respectively, for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares	Class C Shares	Service Shares	Preferred Shares(a)	Administration Shares	Cash Management Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%	0.25%	0.10%	0.25%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	0.25%(c)	N/A	N/A	0.30%(b)

 N/A – Fees not applicable to respective share class

*	Class I Shares and Class D Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a)	Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

For the six months ended May 31, 2025, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

50

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Other Expense Reimbursements	Total Expense Reductions

Investor Money Market Fund	$ 93	$ 93

Investor Tax-Exempt California Money Market Fund	236	236

Investor Tax-Exempt Money Market Fund	76	76

Investor Tax-Exempt New York Money Market Fund	236	236

For the six months ended May 31, 2025, the net effective management fee rate was 0.16% for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

H. Other Transactions with Affiliates —A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2025, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Investor Money Market Fund	$ 18,000,000	$ 11,155,000	$ —

Investor Tax-Exempt California Money Market Fund	—	—	—

Investor Tax-Exempt Money Market Fund	15,155,000	18,000,000	—

Investor Tax-Exempt New York Money Market Fund	—	—	—

As of May 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class A Shares	Class C Shares	Class I Shares	Service Shares	Preferred Shares	Administration Shares

Investor Money Market Fund	–%	21%	–%	–%	–%	–%

Investor Tax-Exempt California Money Market Fund	100	–	75	100	100	100

Investor Tax-Exempt Money Market Fund	–	100	–	–	100	–

Investor Tax-Exempt New York Money Market Fund	100	–	18	100	100	100

I. Line of Credit Facility — As of May 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2024, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

51

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

5. TAX INFORMATION (continued)

	Investor Money Market Fund	Investor Tax- Exempt California Money Market Fund	Investor Tax- Exempt Money Market Fund	Investor Tax- Exempt New York Money Market Fund

Capital loss carryforwards:

Perpetual Short-Term	$ —	$ —	$ (26)	$ —

Timing differences —

Dividend Payable	(1,041,620)	—	(3,855,686)	(1)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may

52

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

6. OTHER RISKS (continued)

be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). A Fund may also invest in municipal securities indirectly (including by investing in tender option bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Stable NAV Risk — The Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk — The U.S. government may not provide support to U.S. government agencies, instrumentalities or sponsored enterprises if it not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities or sponsored enterprises, including those issued by the Federal National Mortgage Association, Federal Home Loan mortgage corporation and the Federal Home Loan Banks, are neither issued not guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the fund’s financial statements.

53

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS ( AT $ 1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class A Shares

Shares sold	2,039,501,874	3,159,692,796

Reinvestment of distributions	65,994,681	114,102,274

Shares redeemed	(1,570,232,165)	(2,058,462,473)

	535,264,390	1,215,332,597

Class C Shares

Shares sold	—	43,641

Reinvestment of distributions	930	557

Shares redeemed	(736)	(88)

	194	44,110

Class D Shares

Shares sold	33,523,981	50,241,502

Reinvestment of distributions	317,451	595,093

Shares redeemed	(29,631,558)	(45,213,025)

	4,209,874	5,623,570

Class I Shares

Shares sold	4,439,750,670	6,798,396,504

Reinvestment of distributions	151,616,046	325,551,347

Shares redeemed	(4,089,923,027)	(6,680,333,578)

	501,443,689	443,614,273

Service Shares

Shares sold	39,973,593	59,384,690

Reinvestment of distributions	368,977	839,756

Shares redeemed	(46,247,519)	(80,653,728)

	(5,904,949)	(20,429,282)

Administration Shares

Shares sold	327,450,316	456,798,165

Reinvestment of distributions	9,192,405	16,600,346

Shares redeemed	(221,529,486)	(378,549,862)

	115,113,235	94,848,649

Cash Management Shares

Shares sold	58,497,003	107,903,587

Reinvestment of distributions	532,263	1,111,563

Shares redeemed	(63,517,046)	(108,798,342)

	(4,487,780)	216,808

NET INCREASE IN SHARES	1,145,638,653	1,739,250,725

54

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS ( AT $ 1.00 PER SHARE ) (continued)

Share activity is as follows:

	Investor Tax-Exempt California Money Market Fund

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Period September 10, 2024* to November 30, 2024

	Shares	Shares

Class A Shares

Shares sold	—	50,000

Reinvestment of distributions	558	269

	558	50,269

Class I Shares

Shares sold	4,624,895	4,800,041

Reinvestment of distributions	64,878	28,534

Shares redeemed	(2,986,410)	(41)

	1,703,363	4,828,534

Service Shares

Shares sold	—	50,000

Reinvestment of distributions	495	241

	495	50,241

Preferred Shares

Shares sold	—	50,000

Reinvestment of distributions	596	286

	596	50,286

Administration Shares

Shares sold	—	50,000

Reinvestment of distributions	558	269

	558	50,269

NET INCREASE IN SHARES	1,705,570	5,029,599

*	Commencement of operations.

55

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS ( AT $ 1.00 PER SHARE ) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Class A Shares

Shares sold	100,615,939	84,533,905

Reinvestment of distributions	1,324,299	1,764,930

Shares redeemed	(43,044,532)	(56,972,059)

	58,895,706	29,326,776

Class C Shares

Shares sold	89	—

Reinvestment of distributions	(2)	207

	87	207

Class I Shares

Shares sold	1,809,541,651	2,915,891,679

Reinvestment of distributions	13,348,853	19,277,142

Shares redeemed	(1,541,495,446)	(2,644,659,215)

	281,395,058	290,509,606

Capital Shares

Reinvestment of distributions	—	3

Shares redeemed	—	(1,072)

	—	(1,069)

Service Shares

Shares sold	27,303,518	22,293,135

Reinvestment of distributions	200,019	34,687

Shares redeemed	(32,368,883)	(773,226)

	(4,865,346)	21,554,596

Preferred Shares

Shares sold	225,432	1,185,178

Reinvestment of distributions	1,643	9,099

Shares redeemed	(897,871)	(777,376)

	(670,796)	416,901

Select Shares

Reinvestment of distributions	—	3

Shares redeemed	—	(1,080)

	—	(1,077)

Administration Shares

Shares sold	3,435,993	8,150

Reinvestment of distributions	34,302	17,931

Shares redeemed	(552,866)	(1,757,875)

	2,917,429	(1,731,794)

Cash Management Shares

Shares sold	—	—

Reinvestment of distributions	—	2

Shares redeemed	—	(1,635)

	—	(1,633)

56

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS ( AT $ 1.00 PER SHARE ) (continued)

	Investor Tax-Exempt Money Market Fund

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

	Shares	Shares

Premier Shares

Reinvestment of distributions	—	3

Shares redeemed	—	(1,062)

	—	(1,059)

NET INCREASE IN SHARES	337,672,138	340,071,454

*	Capital, Premier, Select and Cash Management Shares liquidated on January 12, 2024.

Share activity is as follows:

	Investor Tax-Exempt New York Money Market Fund

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Period September 10, 2024* to November 30, 2024

	Shares	Shares

Class A

Shares sold	—	50,000

Reinvestment of distributions	522	317

	522	50,317

Class I

Shares sold	40,557,147	5,475,387

Reinvestment of distributions	207,998	36,550

Shares redeemed	(19,395,230)	(5,711)

	21,369,915	5,506,226

Service Shares

Shares sold	—	50,000

Reinvestment of distributions	469	289

	469	50,289

Preferred Shares

Shares sold	—	50,000

Reinvestment of distributions	554	334

	554	50,334

Administration Shares

Shares sold	—	50,000

Reinvestment of distributions	522	317

	522	50,317

NET INCREASE IN SHARES	21,371,982	5,707,483

*	Commencement of operations.

57

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent TRUSTEES (continued) James A. McNamara Lawrence W. Stranghoener OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. IMMITEMMSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 1, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 1, 2025